    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 1998
                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]

                        POST-EFFECTIVE AMENDMENT NO. 2                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 19                             [X]

                       THE NEW ENGLAND VARIABLE ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 ONE MADISON AVENUE, NEW YORK, NEW YORK 10010
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


Gary A. Beller, Esq.                      Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Sutherland, Asbill & Brennan LLP
One Madison Avenue                        1275 Pennsylvania Avenue, N.W.
New York, New York 10010                  Washington, D.C. 20004-2404


It is proposed that this filing will become effective (check appropriate box)

  [X] immediately upon filing pursuant to paragraph (b) of Rule 485

  [_] on (date) pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

  [_] on (date) pursuant to paragraph (a)(2) of Rule 485


Title of Securities Being Registered: Individual Variable Annuity Contracts.

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

                            CROSS REFERENCE SHEETS

  Between information contained in the Prospectus and Statement of Additional Information and the Required Items of Form N-4.

 FORM N-4                                               CAPTION IN STATEMENT OF
 ITEM NO. CAPTION IN PROSPECTUS                          ADDITIONAL INFORMATION
 -------- ---------------------                         -----------------------
   1      Cover Page
   2      Glossary of Special Terms used in this
          Prospectus
   3      Highlights; Expense Table
   4      Accumulation Unit Values
   5      The Company; The Variable Account;
          Investments of the Variable Account-New
          England Zenith Fund; Investments of the
          Variable Account-Variable Insurance
          Products Fund; Administration Charges,
          Contingent Deferred Sales Charge and
          Other Deductions; Voting Rights
   6      Administrative Charges, Contingent
          Deferred Sales Charge and Other
          Deductions
   7      The Contracts; Investments of the
          Variable Account-Substitution of
          Investments; Annuity Payments; The Fixed
          Account; Guaranteed Option
   8      Annuity Payments; Amount of Variable
          Annuity Payments
   9      The Contracts
  10      The Contracts; Cover Page                  Net Investment Factor
  11      The Contracts-Loan Provision for Certain
          Tax-Benefited Retirement Plans
  12      Retirement Plans Offering Federal Tax
          Benefits; Federal Income Tax Status-
          Taxation of the Contracts
  13      Inapplicable
  14      Table of Contents of Statement of
          Additional Information
  15                                                 Cover Page
  16                                                 Table of Contents
  17                                                 History
  18                                                 Services Relating to the
                                                      Variable Account and the
                                                      Contracts
  19      Administration Charges, Contingent
          Deferred Sales Charge and Other
          Deductions
  20                                                 Services Relating to the
                                                      Variable Account and the
                                                      Contracts
  21(b)                                              Calculation of Performance
                                                      Data
  22                                                 Annuity Payments
  23                                                 Financial Statements

This filing contains two versions of the prospectus for the Zenith Accumulator Variable Annuity contract. The first version is a complete prospectus containing information updated through May 1, 1998. The second version of the prospectus is in the form of a supplement dated May 1, 1998 designed to supplement the May 1, 1996 prospectus, as supplemented August 30, 1996, the August 30, 1996 prospectus and the May 1, 1997 prospectus. The second version is intended to be distributed to existing contract owners who have received the May 1, 1996, August 30, 1996 or May 1, 1997 prospectus. The May 1, 1996 prospectus is incorporated herein by reference to the Rule 497 filing made under File No. 33-17377. The August 30, 1996 supplement and August 30, 1996 prospectus are incorporated herein by reference to the Rule 497 filings made under File No. 333-11131. The May 1, 1997 prospectus is incorporated herein by reference to the Rule 485(b) filing made under File No. 333-11131. In Puerto Rico, both versions of the prospectus are used with the supplement dated May 1, 1998, included herewith, that addresses Puerto Rico tax issues.

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED MAY 1, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
     AND SUPPLEMENT DATED MAY 1, 1998 (CURRENT CONTRACT HOLDER SUPPLEMENT)

  The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for the Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") to be issued to Contract Owners in the Commonwealth of Puerto Rico. The contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

  1. GENERAL TAX TREATMENT OF ANNUITIES

  For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

  Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

  From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

  Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

  If a payment is received in a lump sum, the annuity's cost is recovered tax free and the remainder constitutes taxable income.

  2. A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

  A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

  The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

  When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. Thus, the amounts so contributed by the employer shall constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.
VA-153-98

  The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

  If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

  A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

  Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

  3. A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

  A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: Purchase the annuity contract and transfer the same to the trust under the plan or make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

  Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

  The trust created under the qualified plan is exempt from tax on its investment income.

  a. Contributions

  The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

  b. Distributions

  The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

  In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

  Lump-sum proceeds from a qualified plan distributed on account of the employee's separation from service may receive long term capital gain treatment and will be taxed at a maximum rate of 20%.

  The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

  c. Rollover

  Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

  4. A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

  A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

  This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

  An owner-employee is any individual who owns all of an unincorporated business or, in the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, is a shareholder or a partner owning more than 10% of the interest in capital or profits.

  Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

  a. Contributions

  A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

  Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

  The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

  b. Distributions

  Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010
                              Designated Office:
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

  This prospectus offers individual flexible and single purchase payment variable annuity contracts (the "Contracts") that are currently intended for individual use, for use with certain retirement plans that qualify for tax benefited treatment under the Internal Revenue Code (the "Code"), and for use with plans and trusts not qualifying under the Code for tax benefited treatment. The Contracts are no longer being offered for use with Section 403(b) plans subject to ERISA and are available only on a limited basis to
Section 401(k) plans. See "Retirement Plans Offering Federal Tax Benefits" for more information. All purchase payments made under the Contracts may be allocated to The New England Variable Account (the "Variable Account"), a separate investment account of Metropolitan Life Insurance Company ("MetLife" or the "Company").

  Assets of the Variable Account are invested in shares of certain Series of the New England Zenith Fund and certain portfolios of the Variable Insurance Products Fund (collectively, the "Eligible Funds"). See "Investments of the Variable Account." The owner of a Contract chooses the Eligible Funds in which the purchase payments are invested and may change the choice of Eligible Funds at any time. Any one or a combination of the following Eligible Funds may be selected, within limits:

Loomis Sayles Small Cap      Goldman Sachs Midcap Value    Salomon Brothers
 Series                       Series                        Strategic Bond
Morgan Stanley               Davis Venture Value Series    Opportunities Series
 International Magnum        Westpeak Growth and Income    Back Bay Advisors
 Equity Series                Series                        Bond Income Series
Overseas Portfolio           Equity-Income Portfolio       Salomon Brothers
Alger Equity Growth Series   Loomis Sayles Balanced         U.S. Government
Capital Growth Series         Series                        Series
                                                           Back Bay Advisors
                                                            Money Market Series

  A Fixed Account option is also available in states that have approved this option. (See "The Fixed Account" for more information.)

  SPECIAL LIMITS APPLY TO TRANSFERS OF CONTRACT VALUE TO AND FROM THE FIXED ACCOUNT.

  This prospectus sets forth concisely the information about the Contracts that a prospective investor ought to know before investing. The prospectus should be read carefully and retained for future reference.

  Certain additional information about the Contracts is contained in a Statement of Additional Information dated May 1, 1998, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information appears on page A-50 of this prospectus. The Statement of Additional Information is available without charge and may be obtained by writing to New England Securities Corporation ("New England Securities"), 399 Boylston St., Boston, Massachusetts 02116 or telephoning 1-800-356-5015.

  New England Securities, an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS IS NOT VALID UNLESS IT IS ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR THE NEW ENGLAND ZENITH FUND AND THE VARIABLE INSURANCE PRODUCTS FUND. THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

  AN INVESTMENT IN THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

               THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS

                                                                           PAGE
                                                                           ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS.........................  A-4
HIGHLIGHTS................................................................  A-6
EXPENSE TABLE.............................................................  A-9
ACCUMULATION UNIT VALUES.................................................. A-14
HOW THE CONTRACT WORKS.................................................... A-16
THE COMPANY............................................................... A-17
THE VARIABLE ACCOUNT...................................................... A-17
INVESTMENTS OF THE VARIABLE ACCOUNT....................................... A-17
 New England Zenith Fund.................................................. A-18
 Variable Insurance Products Fund......................................... A-19
 Investment Advice........................................................ A-19
 Substitution of Investments.............................................. A-20
GUARANTEED OPTION......................................................... A-20
THE CONTRACTS............................................................. A-20
 Purchase Payments........................................................ A-21
 Allocation of Purchase Payments.......................................... A-21
 Contract Value and Accumulation Unit Value............................... A-21
 Payment on Death Prior to Annuitization.................................. A-22
 Transfer Privilege....................................................... A-24
 Dollar Cost Averaging.................................................... A-25
 Surrenders............................................................... A-25
 Systematic Withdrawals................................................... A-26
 Loan Provision for Certain Tax Benefited Retirement Plans................ A-26
 Disability Benefit Rider................................................. A-28
 Suspension of Payments................................................... A-29
 Ownership Rights......................................................... A-29
 Requests and Elections................................................... A-29
 Ten Day Right to Review.................................................. A-30
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER
 DEDUCTIONS............................................................... A-30
 Administration Charges................................................... A-30
 Mortality and Expense Risk Charge........................................ A-31
 Contingent Deferred Sales Charge......................................... A-31
 Premium Tax Charges...................................................... A-32
 Other Expenses........................................................... A-33
 Charges Under Contracts Purchased by Exchanging a Fund I or Preference
  Contract................................................................ A-33
ANNUITY PAYMENTS.......................................................... A-33
 Election of Annuity...................................................... A-33
 Annuity Options.......................................................... A-34
AMOUNT OF VARIABLE ANNUITY PAYMENTS....................................... A-35
 Minimum Annuity Payments................................................. A-36
 Proof of Age, Sex and Survival........................................... A-36
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS............................ A-36
FEDERAL INCOME TAX STATUS................................................. A-37
 Tax Status of the Company and the Variable Account....................... A-37
 Taxation of the Contracts................................................ A-38
 Special Rules for Annuities Purchased for Annuitants Under Retirement
  Plans Qualifying for Tax Benefited Treatment............................ A-38
 Special Rules for Annuities Used by Individuals or with Plans and Trusts
  Not Qualifying Under the Code for Tax Benefited Treatment............... A-41
 Tax Withholding.......................................................... A-42

                                                                            PAGE
                                                                            ----
VOTING RIGHTS.............................................................. A-43
DISTRIBUTION OF CONTRACTS.................................................. A-43
THE FIXED ACCOUNT.......................................................... A-44
 General Description of the Fixed Account.................................. A-44
 Contract Value and Fixed Account Transactions............................. A-44
FINANCIAL STATEMENTS....................................................... A-45
INVESTMENT EXPERIENCE INFORMATION.......................................... A-45
APPENDIX A: CONSUMER TIPS.................................................. A-48
APPENDIX B: PREMIUM TAX.................................................... A-49

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

  ACCOUNT. A sub-account of the Variable Account or the Fixed Account.

  ACCUMULATION UNIT. An accounting device used to calculate the Contract Value prior to the Maturity Date.

  ACCUMULATION UNIT VALUE. The value of an Accumulation Unit, determined as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open. The Accumulation Unit Value of a sub-account reflects the net investment experience of the underlying Eligible Fund and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge.

  ADMINISTRATION ASSET CHARGE. A charge deducted daily from the assets of each sub-account of the Variable Account. On an annualized basis, the charge equals
 .40% of daily net assets.

  ADMINISTRATION CONTRACT CHARGE. A $30 charge deducted annually from the Contract Value.

  ANNUITANT. The person on whose life the Contract is issued.

  ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

  ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

  BENEFICIARY. The person designated to receive any benefits under a Contract if the Annuitant dies before the Maturity Date.

  COMMUTATION RIGHT. The payee's right, under certain variable annuity payment options, to withdraw the commuted value of remaining annuity income payments. The commuted value is calculated based on the assumed interest rate under the Contract. (See "Annuity Payments--Annuity Options.")

  CONTINGENT DEFERRED SALES CHARGE. A charge deducted upon certain full and partial surrenders and applications of Contract proceeds to certain annuity payment options prior to the Maturity Date.

  CONTRACT DATE. The date shown as the Contract Date in the Contract.

  CONTRACT OWNER. The person so designated in the application or as subsequently changed.

  CONTRACT VALUE. On or before annuitization, the value obtained by multiplying the number of Accumulation Units credited to the Contract by the appropriate current Accumulation Unit Value. Under Contracts that permit Contract loans, the Contract Value also includes the amount of Contract Value transferred to the Company's general account as a result of a loan and any interest credited on that amount. Under Contracts with the Fixed Account option, the Contract Value also includes the amount of Contract Value allocated to the Fixed Account.

  CONTRACT YEAR. A twelve month period commencing with the Contract Date and with each Contract anniversary thereafter.

  DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount payable by the Company prior to annuitization, upon receipt of due proof of death of the Contract Owner and election of payment. The Death Proceeds are guaranteed to be no less than the purchase payments made, adjusted for any previous surrenders. The Death Proceeds will be reduced by the amount of any outstanding Contract loan plus accrued interest.

  DESIGNATED OFFICE. The Company's Designated Office for receipt of purchase payments, loan repayments, requests and elections, and communications regarding death of the Annuitant is New England Life Insurance Company, located at 501 Boylston Street, Boston, Massachusetts 02116, (800) 435-4117.

  ELIGIBLE FUNDS. The mutual fund portfolios in which the Variable Account invests. Eligible Funds currently available consist of twelve Series of the New England Zenith Fund and two Portfolios of the Variable Insurance Products Fund. Purchase payments applied to the Variable Account may be invested in shares of one or more of these Series and Portfolios, as described in "Investments of the Variable Account."

  FIXED ACCOUNT. A part of the Company's general account to which net purchase payments may be allocated under certain Contracts. The Fixed Account provides guarantees of principal and interest. Special limits apply to transfers of Contract Value to and from the Fixed Account. See "Contract Value and Fixed Account Transactions."

  MATURITY DATE. The date on which annuity payments are to commence, as stated in the application or as subsequently deferred.

  MORTALITY AND EXPENSE RISK CHARGE. A charge deducted daily from the assets of each sub-account of the Variable Account to compensate the Company for assuming certain mortality and expense risks under the Contracts. On an annualized basis, the charge equals .95% of daily net assets.

  NET PURCHASE PAYMENT. A purchase payment, less any premium tax and any premium for the disability benefit rider, if applicable, deducted before allocation to the accounts.

  PAYEE. Any person or entity entitled to receive payment in one sum or under an annuity payment option. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to payments upon death of the Annuitant, and (iii) in the event of surrender or partial surrender of the Contract, the Contract Owner.

  PREMIUM TAX. A tax charged by a state on purchase payments.

  PURCHASE PAYMENTS. Amounts paid to the Company for investment in the Contract.

  SYSTEMATIC WITHDRAWALS. A method of distributing your Contract Value which involves a series of partial surrenders.

  TEN DAY RIGHT TO REVIEW. Within 10 days of your receipt of an issued Contract you may return it to the Company or its agent for cancellation. Upon cancellation of the Contract, the Company will refund all your purchase payments (or, if required by state law, the Contract Value plus any premium taxes deducted from the purchase payments).

  VARIABLE ACCOUNT. A separate investment account of the Company designated as The New England Variable Account. The Variable Account is divided into sub-accounts, each of which invests in shares of one of the Eligible Funds.

  VARIABLE ANNUITY. An annuity providing for payments varying in amount in accordance with the investment experience of the assets of a separate investment account.

                                  HIGHLIGHTS

  This prospectus describes Contracts under which net purchase payments are allocated to the Variable Account. If the Fixed Account is available under your Contract, you may allocate net purchase payments or transfer all or part of your Contract Value to that account. For a description of the Fixed Account, the rules regarding transactions which involve the Fixed Account (such as special restrictions on transfers of Contract Value to and from the Fixed Account), and the way in which the Fixed Account affects the Contract Value, see "The Fixed Account." You should review "The Fixed Account" carefully before allocating purchase payments or Contract Value to that account.

TAX DEFERRED VARIABLE ANNUITIES:

  Taxation of earnings under variable annuities is generally deferred until amounts are withdrawn or distributions are made. The deferral of taxes on earnings under variable annuities is designed to encourage long-term personal savings and supplemental retirement plans.

THE CONTRACT:

  The Zenith Accumulator is a variable annuity that provides for variable payments to commence at the Maturity Date. The Contract Owner may, however, surrender the Contract and apply the proceeds to an annuity payment option at an earlier date. Annuity payments generally are made on a monthly basis and will vary in amount according to the annuity payment option selected and the investment results of the underlying Eligible Fund(s). (See "Annuity Payments.")

PURCHASE PAYMENTS:

  Under current rules, the minimum initial purchase payment for flexible payment Contracts issued in connection with tax-benefited retirement plans other than individual retirement accounts under Section 408(a) of the Code or individual retirement annuities under Section 408(b) of the Code (both referred to as "IRAs") or Roth IRAs under Section 408A of the Code ("Roth IRAs") is $50. For flexible payment Contracts issued in connection with IRAs and Roth IRAs (Roth IRAs will only be available if you have an existing IRA Contract), the Company currently requires a minimum initial purchase payment of $2,000, although the Company requires a minimum initial payment of $100 if monthly payments are to be withdrawn from your bank checking account or New England Cash Management Trust account, a service known as the Master Service Account arrangement ("MSA"). For all other flexible payment Contracts, the minimum initial purchase payment is $5,000, although the Company requires a minimum initial payment of $100 if monthly payments are to be made through MSA. The Company may consent to lower initial purchase payments in certain situations. Additional purchase payments must be at least $25, although the Company currently requires minimum additional purchase payments to be at least $50 if they are made through a group billing arrangement (also known as a "list-bill" arrangement) and $100 per month if they are made through MSA. The Company reserves the right to limit the amount of purchase payments in any Contract Year. Except with the consent of the Company, the minimum purchase payment for a single payment Contract is $2,000 for Contracts issued in connection with IRAs and $5,000 for all other Contracts, and the maximum purchase payment for a single payment Contract is $1,000,000. The Company reserves the right to limit purchase payments made in any Contract year or in total under a single purchase payment contract. (See "Purchase Payments.")

OWNERSHIP:

  The Contracts may be purchased and owned by the Annuitant, the employer, a trust, a custodian or any entity specified in an eligible employee benefit plan, except that where a Contract is issued under Section 408(b) or, generally, under Section 403(b) of the Code, the Contract Owner must be the Annuitant. The Contracts are currently intended for use with the following retirement plans which offer Federal tax benefits; plans qualified under
Section 401(a) or 403(a) of the Code ("Qualified Plans"), certain annuity plans under Section 403(b) of the Code ("TSA Plans"), IRAs, Roth IRAs, simplified employee pension plans and salary reduction simplified employee pension plans under Section 408(k) of the Code ("SEPs" and "SARSEPs"), eligible deferred compensation plans under Section 457 of the Code ("Section 457 Plans"), and governmental plans within the meaning of Section 414(d) of the Code ("Governmental Plans"). See "Retirement Plans Offering Federal Tax Benefits." The Contracts are only available on a limited basis to plans qualified under Section 401(k) of the Code and are no longer being offered to TSA Plans subject to ERISA. The Company intends to make Roth IRAs available under this Contract only if you have an existing IRA. See "Retirement Plans Offering Federal Tax Benefits."

  The Company relies on instructions from trustees and custodians who, as Contract Owners, may exercise certain rights under the Contracts on behalf of plan participants. In any event, references to "you" in this prospectus refer to the Contract Owner or to plan participants who may be entitled to instruct their trustee or custodian with regard to the exercise of these rights. (See "Ownership Rights.")

INVESTMENT OPTIONS:

  You may allocate net purchase payments to the Eligible Funds or to the Fixed Account (if available under your Contract). Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time.

  You may change the Eligible Fund(s) in which you invest future purchase payments. It is the Company's position that, under current tax law, you may also transfer Contract Value between Eligible Funds without incurring federal income tax consequences. (See "Requests and Elections" and "Transfer Privilege.") Currently the Company allows 12 transfers free of charge per Contract Year prior to annuitization. Additional transfers are subject to a charge of $10 per transfer. After variable annuity payments begin, you may make one transfer per year without the consent of the Company. The amount of Contract Value transferred must be a minimum of $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made). Special limits apply to transfers of Contract Value to and from the Fixed Account. See "The Fixed Account" for a description of transfers involving that account.

CHARGES:

  No sales charges are deducted from purchase payments before they are invested in the Contract. In certain states, applicable state premium taxes are deducted from purchase payments (see Appendix B). Where state law requires, the Company deducts premium taxes from Contract Value at the date annuity payments commence. (See "Premium Tax Charges.") As compensation for its assumption of mortality and expense risks, the Company deducts an amount equal to an annual rate of .95% of the daily net assets of the Variable Account. The Company deducts an amount equal to an annual rate of .40% of the daily net assets of the Variable Account for administrative expenses and also imposes an annual administrative charge of $30 against each Contract.

  A Contingent Deferred Sales Charge will be imposed on certain full and partial surrenders and applications of proceeds to certain annuity payment options prior to the Maturity Date. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.") In no event will the total Contingent Deferred Sales Charge exceed 8% of the first $50,000 of purchase payments made under the Contract and 6.5% of the amount of purchase payments in excess of $50,000.

TEN DAY RIGHT TO REVIEW:

  Within 10 days (or more where required by applicable state insurance law) of your receipt of a Contract you may return it to the Company at its Designated Office for cancellation. The Company will refund all purchase payments made under the Contract (or, if required by state law or regulation, the Contract Value plus any premium taxes deducted from the purchase payments). (See "Ten Day Right to Review.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION:

  The Contract provides a payment to the Beneficiary if the Annuitant dies prior to annuitization. The amount provided to the Beneficiary is guaranteed not to be less than the purchase payments made under the Contract

(adjusted for previous surrenders and reduced by any outstanding Contract loan balance). (See "Payment on Death Prior to Annuitization.")

SURRENDERS:

  Surrenders of the Contract for all or a portion of the Contract Value are generally permitted upon written request at any time prior to annuitization so long as, after a partial surrender, the remaining Contract Value is at least $500. (See "Surrenders." Special rules apply if the Contract is subject to a loan.) The Federal tax laws impose penalties upon, and in some cases prohibit, certain premature distributions from the Contracts before or after the date on which the annuity payments are to begin. (See "Federal Income Tax Status.") A Contingent Deferred Sales Charge will be imposed in connection with certain Contract surrenders and applications of proceeds to certain annuity payment options prior to the Maturity Date. Up to 10% of the Contract Value may be surrendered without sales charge in any one Contract Year (the "free withdrawal amount"). (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" for more information.)
-------------------------------------------------------------------------------

                                 EXPENSE TABLE

                               VARIABLE ACCOUNT

CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchases (as a percentage of
     purchase payments)....................................         0%
    Maximum Contingent Deferred Sales Charge(2) (as a       8% of first $50,000
     percentage of total purchase payments)................   6.5% of excess
    Transfer Fee(3)........................................         $ 0
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4) ......         $30
SEPARATE ACCOUNT ANNUAL EXPENSES(5)
(as percentage of average net assets)
    Mortality and Expense Risk Charge......................         .95%
    Administration Asset Charge............................         .40%
                                                                   ----
        Total Separate Account Annual Expenses.............        1.35%

                            NEW ENGLAND ZENITH FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1997
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER CURRENT EXPENSE CAP OR EXPENSE DEFERRAL)(6)

                         LOOMIS                                     GOLDMAN
                         SAYLES MORGAN STANLEY                       SACHS   DAVIS   WESTPEAK
                         SMALL  INTERNATIONAL  ALGER EQUITY CAPITAL MIDCAP  VENTURE   GROWTH
                          CAP   MAGNUM EQUITY     GROWTH    GROWTH   VALUE   VALUE  AND INCOME
                         SERIES     SERIES        SERIES    SERIES  SERIES* SERIES    SERIES
                         ------ -------------- ------------ ------- ------- ------- ----------
Management Fee..........  1.00%       .90%         .75%       .63%    .75%    .75%     .70%
Other Expenses..........     0%       .40%         .12%       .04%    .15%    .15%     .12%
                          ----       ----          ---        ---     ---     ---      ---
  Total Series Operating
   Expenses.............  1.00%      1.30%         .87%       .67%    .90%    .90%     .82%

                                        SALOMON
                                       BROTHERS    BACK BAY  SALOMON   BACK BAY
                             LOOMIS    STRATEGIC   ADVISORS  BROTHERS  ADVISORS
                             SAYLES      BOND        BOND      U.S.     MONEY
                            BALANCED OPPORTUNITIES  INCOME  GOVERNMENT  MARKET
                             SERIES     SERIES      SERIES    SERIES    SERIES
                            -------- ------------- -------- ---------- --------
Management Fee.............   .70%        .65%       .40%      .55%      .35%
Other Expenses.............   .15%        .20%       .12%      .15%      .10%
                              ---         ---        ---       ---       ---
  Total Series Operating
   Expenses................   .85%        .85%       .52%      .70%      .45%

--------

* Anticipated annual operating expenses for the Goldman Sachs Midcap Value Series are based on the management fee approved by shareholders of the Series that became effective on May 1, 1998, and other expenses actually incurred for the Series for 1997.

EXAMPLE (NOTE: The examples shown below are entirely hypothetical. Although they are based on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(7)) For purchase payments allocated to each of the Series indicated

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that a contingent deferred sales charge would apply at the end of each time period because you either surrender your Contract or elect to annuitize under a non-life contingency option:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Loomis Sayles Small Cap...................  $84.67 $129.28 $175.64 $288.10
     Morgan Stanley International Magnum Equi-
      ty.......................................   87.48  137.76  189.81  316.93
     Alger Equity Growth.......................   83.45  125.59  169.43  275.30
     Capital Growth............................   81.56  119.87  159.81  255.27
     Goldman Sachs Midcap Value................   83.73  126.44  170.87  278.28
     Davis Venture Value.......................   83.73  126.44  170.87  278.28
     Westpeak Growth and Income................   82.98  124.16  167.04  270.34
     Loomis Sayles Balanced....................   83.26  125.01  168.48  273.33
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   83.26  125.01  168.48  273.33
     Back Bay Advisors Bond Income.............   80.15  115.57  152.52  239.96
     Salomon Brothers U.S. Government..........   81.84  120.73  161.26  258.30
     Back Bay Advisors Money Market............   79.48  113.55  149.09  232.72

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(8):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Loomis Sayles Small Cap...................  $24.73 $ 76.03 $129.89 $276.62
     Morgan Stanley International Magnum Equi-
      ty.......................................   27.72   84.98  144.74  305.79
     Alger Equity Growth.......................   23.43   72.13  123.39  263.67
     Capital Growth............................   21.42   66.09  113.30  243.40
     Goldman Sachs Midcap Value................   23.73   73.03  124.89  266.68
     Davis Venture Value.......................   23.73   73.03  124.89  266.68
     Westpeak Growth and Income................   22.93   70.62  120.88  258.65
     Loomis Sayles Balanced....................   23.23   71.52  122.39  261.67
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   23.23   71.52  122.39  261.67
     Back Bay Advisors Bond Income.............   19.92   61.54  105.66  227.91
     Salomon Brothers U.S. Government..........   21.72   67.00  114.82  246.47
     Back Bay Advisors Money Market............   19.21   59.41  102.07  220.59

                       VARIABLE INSURANCE PRODUCTS FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1997

 (AS A PERCENTAGE OF AVERAGE NET ASSETS PRIOR TO EXPENSE REDUCTIONS)(9)

                                                                        EQUITY-
                                                             OVERSEAS   INCOME
                                                             PORTFOLIO PORTFOLIO
                                                             --------- ---------
Management Fee..............................................    .75%      .50%
Other Expenses..............................................    .17%      .08%
                                                                ---       ---
  Total Portfolio Operating Expenses........................    .92%      .58%

EXAMPLE (NOTE: The examples shown below are entirely hypothetical. Although they are based on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(10)) For purchase payments allocated to each of the Portfolios indicated

  You would pay the following direct and indi-rect expenses on a $1,000 purchase payment assuming 1) 5% annual return on the under-lying Portfolio and 2) that a contingent de-ferred sales charge would apply at the end of each time period because you either sur-render your Contract or elect to annuitize under a non-life contingency option:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Overseas Portfolio......................... $83.92 $127.01 $171.83 $280.25
     Equity-Income Portfolio....................  80.71  117.29  155.44  246.11

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Portfolio and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(11):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Overseas Portfolio......................... $23.93  $73.63 $125.90 $268.67
     Equity-Income Portfolio....................  20.52   63.36  108.72  234.13

--------
NOTES:

 (1) Premium tax charges are not shown. The amount of premium tax, if any, is deducted from purchase payments or, in any state which so requires, from the Contract Value on the date of annuitization. Currently, the Company deducts premium tax from purchase payments for those Contracts subject to the insurance tax law of South Dakota. (See "Premium Tax Charges.")

 (2) Although the Maximum Contingent Deferred Sales Charge is expressed here as a percentage of purchase payments, ordinarily any applicable Contingent Deferred Sales Charge will be calculated as a percentage of Contract Value. No Contingent Deferred Sales Charge will apply after a Contract reaches its Maturity Date and, prior to the Maturity Date, up to 10% of the Contract Value may be surrendered in any one Contract Year without charge. The maximum possible charge, as a percentage of Contract Value, occurs in the first Contract Year. As a percentage of Contract Value, the applicable Contingent Deferred Sales Charge reduces after each Contract Year to 0% by the eleventh Contract Year. In no event will the total Contingent Deferred Sales Charge exceed 8% of the first $50,000 of purchase payments made under the Contract and 6.5% of the amount of purchase payments in excess of $50,000. (See "Contingent Deferred Sales Charge.")
 (3) The Company currently charges $10 for each transfer in excess of twelve per Contract Year, and reserves the right to impose a charge of $10 on each transfer in excess of four per year.

 (4) This charge is not imposed after annuitization of the Contract. As a percentage of the average Contract Value in the Variable Account, this fee equals .09%, based on an average Contract Value of approximately $32,278 over the period from January 1, 1997 to December 31, 1997.

 (5) These charges are not imposed on the Fixed Account or after annuitization if annuity payments are made on a fixed basis.

 (6) For each of these Series other than the Capital Growth Series, Total Series Operating Expenses are based on the amount of such expenses applied against assets at December 31, 1997, after giving effect to the applicable voluntary expense cap or expense deferral. For the Loomis Sayles Small Cap Series, Total Series Operating Expenses take into account a voluntary cap on expenses by TNE Advisers, Inc. ("TNE Advisers"), the Series' investment adviser, which will bear all expenses that exceed 1.00% of average daily net assets. In the absence of this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Loomis Sayles Small Cap Series for the year ended December 31, 1997 would have been 1.14%. Total Series Operating Expenses for the Goldman Sachs Midcap Value, (formerly Loomis Sayles Avanti Growth), Westpeak Growth and Income, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are after giving effect to a voluntary expense cap. For each of these Series, TNE Advisers bears those expenses (other than the management fee) that exceed 0.15% of average daily net assets. Without this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Goldman Sachs Midcap Value Series (formerly Loomis Sayles Avanti Growth) for the year ending December 31, 1997 would have been .86%. For the six other Series shown, the Total Series Operating Expenses are after giving effect to a voluntary expense deferral. Effective May 1, 1998 the Goldman Sachs Midcap Value is subject to the voluntary expense deferral described below for the six other Series shown, with an annual expense limit of .90% of net assets. Under the deferral, expenses which exceed a certain limit are paid by TNE Advisers in the year in which they are incurred and transferred to the Series in a future year when actual expenses of the Series are below the limit. The limit on expenses for each of these Series is: 1.30% of average daily net assets for the Morgan Stanley International Magnum Equity Series; .90% of average daily net assets for the Alger Equity Growth and Davis Venture Value Series; .85% of average daily net assets for the Loomis Sayles Balanced and Salomon Brothers Strategic Bond Opportunities Series; and .70% of average daily net assets for the Salomon Brothers U.S. Government Series. Absent the expense deferral, Total Series Operating Expenses for these Series for the year ended December 31, 1997 would have been: 1.59% for the Morgan Stanley International Magnum Equity Series; .86% for Loomis Sayles Balanced Series; .87% for Salomon Brothers Strategic Bond Opportunities Series; and .98% for Salomon Brothers U.S. Government Series. Total Series Operating Expenses for Davis Venture Value Series would have been 0.85%, however, pursuant to the expense deferral arrangement, 0.05% was carried over from a previous year in which operating expenses exceeded the limit. The expense cap and deferral arrangements are voluntary and may be terminated at any time. (See the attached prospectus of the New England Zenith Fund for more complete information.)

 (7) In these examples, the average Administration Contract Charge of .09% has been used. (See (4), above.)
 (8) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

 (9) Total Portfolio Operating Expenses for the Variable Insurance Products Portfolios are based on the amount of such expenses incurred during the most recent fiscal year applied against assets at December 31, 1997. They do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. Had these reductions been included, Total Portfolio Operating Expenses would have been .90% for the Overseas Portfolio and .57% for the Equity-Income Portfolio. (See the attached prospectus of the Variable Insurance Products Fund for more complete information.) Affiliates of Fidelity Management and Research Company may compensate NELICO and/or certain affiliates for administrative, distribution or other services relating to the Overseas and Equity-Income Portfolios. Such compensation is based on assets of the Portfolios attributable to the Contracts, which are administered by NELICO, and to variable life insurance products issued by NELICO and its affiliates.

(10) In these examples, the average Administration Contract Charge of .09% has been used. (See (4), above.)
(11) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

  The preceding table lists the charges and expenses incurred with respect to purchase payments invested under the Contracts. The items listed include charges deducted from purchase payments, charges assessed against Variable Account assets, and charges deducted from the assets of each of the Eligible Funds. The examples assume that the entire purchase payment (without the deduction of any premium tax charges) was allocated initially to a single sub-account without any subsequent transfers. The purpose of the table is to assist you in understanding the various costs and expenses you will bear, directly and indirectly, as a Contract Owner.
-------------------------------------------------------------------------------

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                MORGAN
                                                                STANLEY
                   LOOMIS                                    INTERNATIONAL
                   SAYLES                                       MAGNUM
                  SMALL CAP                                     EQUITY                                       OVERSEAS
                    SUB-                                         SUB-                                          SUB-
                   ACCOUNT                                      ACCOUNT                                      ACCOUNT
                  ---------                                  -------------                                  ----------
                   5/2/94*    1/1/95     1/1/96     1/1/97     10/31/94*     1/1/95     1/1/96     1/1/97    10/1/93*    1/1/94
                     TO         TO         TO         TO          TO           TO         TO         TO         TO         TO
                  12/31/94   12/31/95   12/31/96   12/31/97    12/31/94     12/31/95   12/31/96   12/31/97   12/31/93   12/31/94
                  --------- ---------- ---------- ---------- ------------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.000      0.959      1.219      1.572       1.000        1.024      1.073      1.129      1.458      1.532
2. Accumulation
   Unit Value at
   end of
   period.......      0.959      1.219      1.572      1.936       1.024        1.073      1.129      1.100      1.532      1.538
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  2,988,971 13,533,326 26,307,748 39,442,109   2,916,120   11,062,106 16,322,862 17,243,803 10,878,551 43,034,544
                    1/1/95     1/1/96     1/1/97
                      TO         TO         TO
                   12/31/95   12/31/96   12/31/97
                  ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.538      1.664      1.859
2. Accumulation
   Unit Value at
   end of
   period.......       1.664      1.859      2.046
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  41,273,183 44,846,316 45,289,247

                    ALGER
                   EQUITY                                    CAPITAL
                   GROWTH                                     GROWTH
                    SUB-                                       SUB-
                   ACCOUNT                                   ACCOUNT
                  ---------                                  --------
                  10/31/94*   1/1/95     1/1/96     1/1/97   9/16/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93
                     TO         TO         TO         TO        TO       TO         TO         TO         TO         TO
                  12/31/94   12/31/95   12/31/96   12/31/97  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93
                  --------- ---------- ---------- ---------- -------- --------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.000      0.956      1.402      1.566   4.645      4.612      5.950      5.666      8.608      7.978
2. Accumulation
   Unit Value at
   end of
   period.......      0.956      1.402      1.566      1.941   4.612      5.950      5.666      8.608      7.978      9.050
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  1,857,319 24,163,685 40,025,594 44,518,891 439,393  5,337,778 12,591,788 21,719,884 33,645,983 40,091,665
                    1/1/94     1/1/95     1/1/96     1/1/97
                      TO         TO         TO         TO
                   12/31/94   12/31/95   12/31/96   12/31/97
                  ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       9.050      8.298     11.300     13.496
2. Accumulation
   Unit Value at
   end of
   period.......       8.298     11.300     13.496     16.442
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  43,592,961 41,663,900 41,363,155 40,200,592

                   GOLDMAN
                    SACHS                                                 DAVIS                                     WESTPEAK
                   MIDCAP                                                VENTURE                                     GROWTH
                    VALUE                                                 VALUE                                    AND INCOME
                    SUB-                                                  SUB-                                        SUB-
                   ACCOUNT                                               ACCOUNT                                    ACCOUNT
                  ---------                                             ---------                                  ----------
                  10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97   10/31/94*   1/1/95     1/1/96     1/1/97    10/1/93*
                     TO         TO         TO         TO         TO        TO         TO         TO         TO         TO
                  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/94   12/31/95   12/31/96   12/31/97   12/31/93
                  --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.125      1.137      1.119      1.439      1.669     1.000      0.963      1.323      1.643     1.105
2. Accumulation
   Unit Value at
   end of
   period.......      1.137      1.119      1.439      1.669      1.932     0.963      1.323      1.643      2.163     1.132
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  4,515,611 15,572,344 19,773,057 24,345,379 24,035,279 3,499,719 19,608,688 34,997,024 53,977,107 3,359,317
                    1/1/94     1/1/95     1/1/96     1/1/97
                      TO         TO         TO         TO
                   12/31/94   12/31/95   12/31/96   12/31/97
                  ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.132      1.103      1.486      1.731
2. Accumulation
   Unit Value at
   end of
   period.......       1.103      1.486      1.731      2.279
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  16,092,325 21,168,965 26,104,465 30,306,103

-----
* Date these sub-accounts were first available.

                                                                              LOOMIS
                        EQUITY-                                               SAYLES
                        INCOME                                               BALANCED
                         SUB-                                                  SUB-
                        ACCOUNT                                               ACCOUNT
                       ---------                                             ---------
                       10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97   10/31/94    1/1/95    1/1/96*     1/1/97
                          TO         TO         TO         TO         TO        TO         TO         TO         TO
                       12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/94   12/31/95   12/31/96   12/31/97
                       --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ----------
1. Accumulation Unit
   Value at beginning
   of period..........     1.980      1.992      2.104      2.804      3.162     1.000      0.997      1.227      1.415
2. Accumulation Unit
   Value at end of
   period.............     1.992      2.104      2.804      3.162      3.996     0.997      1.227      1.415      1.622
3. Number of
   Accumulation Units
   outstanding at end
   of period.......... 5,649,743 25,852,849 38,010,655 44,037,798 45,104,192 1,736,189 10,987,597 20,107,324 28,677,041

                     SALOMON
                    BROTHERS                                    BACK BAY
                    STRATEGIC                                   ADVISORS
                      BOND                                        BOND
                  OPPORTUNITIES                                  INCOME
                      SUB-                                        SUB-
                     ACCOUNT                                    ACCOUNT
                  -------------                                 --------
                    10/31/94*    1/1/95*    1/1/96     1/1/97   10/5/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93
                       TO          TO         TO         TO        TO       TO         TO         TO         TO         TO
                    12/31/94    12/31/95   12/31/96   12/31/97  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93
                  ------------- --------- ---------- ---------- -------- --------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......        1.000       0.984      1.159      1.307   1.631      1.634      1.810      1.930      2.247      2.398
2. Accumulation
   Unit Value at
   end of
   period.......        0.984       1.159      1.307      1.433   1.634      1.810      1.930      2.247      2.398      2.664
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......    1,124,133   6,132,563 15,034,554 23,074,669 299,002  4,287,540 10,139,527 17,797,335 28,871,719 41,939,487
                    1/1/94     1/1/95     1/1/96     1/1/97
                      TO         TO         TO         TO
                   12/31/94   12/31/95   12/31/96   12/31/97
                  ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       2.664      2.540      3.037      3.134
2. Accumulation
   Unit Value at
   end of
   period.......       2.540      3.037      3.134      3.429
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  41,657,182 42,231,987 41,138,874 37,260,367

                   SALOMON                                 BACK BAY
                   BROTHERS                                ADVISORS
                     U.S.                                   MONEY
                  GOVERNMENT                                MARKET
                     SUB-                                    SUB-
                   ACCOUNT                                 ACCOUNT
                  ----------                               --------
                  10/31/94*   1/1/95    1/1/96    1/1/97   9/29/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93
                      TO        TO        TO        TO        TO       TO         TO         TO         TO         TO
                   12/31/94  12/31/95  12/31/96  12/31/97  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93
                  ---------- --------- --------- --------- -------- --------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......     1.000       1.004     1.139     1.161   1.384      1.408      1.518      1.620      1.697      1.738
2. Accumulation
   Unit Value at
   end of
   period.......     1.004       1.139     1.161     1.242   1.408      1.518      1.620      1.697      1.738      1.766
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......   910,020   4,495,184 5,785,148 8,616,135 915,605  7,661,069 21,629,006 26,322,938 26,759,532 25,016,975
                    1/1/94     1/1/95     1/1/96     1/197
                      TO         TO         TO         TO
                   12/31/94   12/31/95   12/31/96   12/31/97
                  ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.766      1.811      1.889      1.959
2. Accumulation
   Unit Value at
   end of
   period.......       1.811      1.889      1.959      2.036
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  30,220,356 33,015,018 33,412,517 26,785,902

----
* Date these sub-accounts were first available.

  Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

--------------------------------------------------------------------------------

                             HOW THE CONTRACT WORKS


-----------------------     ------------------------   ------------------------
   PURCHASE PAYMENT             CONTRACT VALUE           DAILY DEDUCTION FROM
                                                         VARIABLE ACCOUNT
 . You can make a            . Payments are
   one-time                    allocated to your         . Mortality and
   investment or               choice, within              expense risk
   establish an                limits, of                  charge of 0.95% on
   ongoing investment          Eligible Funds              an annual basis is
   program.                    and/or the Fixed            deducted from the
                               Account.                    Contract Value
-----------------------                                    daily.
                             . The Contract Value
-----------------------        reflects purchase         . Administration
 CHARGES FROM PAYMENT          payments, investment        Asset Charge of
                               experience, interest        0.40% on annual
 . Premium tax charge          payments, partial           basis is deducted
   may apply.                  surrenders, loans           from the Contract
                               and Contract charges.       Value daily.
 . Premium for
   disability benefit        . The Contract Value        . Investment advisory
   rider, if elected.          invested in the             fees are deducted
-----------------------        Eligible Funds is           from the Eligible
                               not guaranteed.             Fund assets daily.
-----------------------                                ------------------------
  ADDITIONAL PAYMENTS        . Earnings are
                               accumulated free        -------------------------
 . Any time, (subject          of any current             ANNUAL CONTRACT FEE
   to Company limits).         income taxes (see
                               page A-38).              . $30 Administration
 . Minimum $25.                                           Contract Charge is
-----------------------      . You may change the         deducted from the
                               allocation of              Contract Value on
-----------------------        future payments,           each anniversary
         LOANS                 within limits, at          while Contract is
                               any time.                  in-force, other than
 . Are available to                                       under an annuity
   participants of           . Prior to                   payment option. A pro
   certain tax                 annuitization, you         rata portion is
   qualified pension           may transfer               deducted on full
   plans (see page A-          Contract Value             surrender and at
   26).                        among accounts,            annuitization.
-----------------------        within limits, up       -------------------------
                               to twelve times per
-----------------------        Contract Year           -------------------------
      SURRENDERS               without charge              SURRENDER CHARGE
 . Up to 10% of                (special limits
   Contract Value can          apply to transfers       . Consists of
   be surrendered              of Contract Value          Contingent
   each year without           to and from the            Deferred Sales
   incurring                   Fixed Account).            Charge (see page
   surrender charges,                                     A-31).
   subject to any            . Allocations of          -------------------------
   applicable tax law          payments and
   restrictions.               transfers of            -------------------------
                               Contract Value            PREMIUM TAX CHARGE
 . Surrenders will be          must comply with
   taxable.                    the rule that            . Where applicable,
                               Contract Value may         is deducted from
 . Prior to age 59             be allocated among         purchase payments
   1/2 a 10% penalty           no more than ten           (currently in
   tax may apply.              accounts, including        South Dakota) or
-----------------------        the Fixed Account,         from Contract
                               at any time.               Value when annuity
-----------------------     ------------------------      payments commence.
    DEATH PROCEEDS            RETIREMENT BENEFITS      -------------------------
                             . Lifetime income
 . Guaranteed not to           options.                -------------------------
   be less than your                                     ADDITIONAL BENEFITS
   total contribution        . Fixed and/or
   to your Contract            variable payout          . You pay no taxes
   net of any prior            options.                   on your investment
   surrenders and                                         as long as it
   outstanding loans.        . Premium tax charge         remains in the
                               may apply.                 Contract.
 . Death proceeds           ------------------------
   pass to the                                          . Contract may be
   beneficiary                                            surrendered at any
   without probate.                                       time for its Contract
-----------------------                                   Value, less any
                                                          applicable Contingent
                                                          Deferred Sales
                                                          Charge (subject to
                                                          any applicable tax
                                                          law restrictions).

                                                        . If the Contract
                                                          contains the
                                                          disability benefit
                                                          rider and the
                                                          Annuitant becomes
                                                          totally disabled,
                                                          monthly benefits
                                                          will be provided.
                                                       -------------------------

                                  THE COMPANY

  The Company is a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1866 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. The Company has over $330 billion in assets under management.

  New England Life Insurance Company ("NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO, located at 501 Boylston Street, Boston, Massachusetts 02116, is the Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below.

                             THE VARIABLE ACCOUNT

  The Variable Account was established as a separate investment account on July 15, 1987, and is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a "separate account" under Federal securities laws.

  Applicable state insurance law provides that the assets in the Variable Account equal to the reserves and other contract liabilities of the Variable Account shall not be chargeable with liabilities arising out of any other business the Company may conduct. The Company believes this means that the assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors and may only be used to support the Contract Values under the Contracts. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

  Purchase payments are allocated within the Variable Account to one or more of the sub-accounts as you elect. The value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund(s) that you select. The Company does not guarantee the investment performance of the Variable Account. Thus, you bear the full investment risk for all amounts contributed to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same subadviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

NEW ENGLAND ZENITH FUND: Currently, there are twelve Series of the New England Zenith Fund that are Eligible Funds under the Contracts offered by this prospectus.

LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series seeks long-term capital growth from investments in common stocks or their equivalent. The Series invests primarily in stocks of small capitalization companies with good earnings growth potential that its subadviser believes are undervalued by the market. Normally, the Series will invest at least 65% of its assets in companies with market capitalization in the range of the market capitalization of those companies which make up the Russell 2000 Index at the time of investment.

MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES (FORMERLY DRAYCOTT INTERNATIONAL EQUITY SERIES)

  The Morgan Stanley International Magnum Equity Series seeks long-term capital appreciation through investment in equity securities of non-U.S. issuers, in accordance with the weightings of countries included in the Morgan Stanley Capital International EAFE Index, determined by the Series' subadviser. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of issuers in at least three different countries outside the U.S.

ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series seeks long-term capital appreciation. The Series' assets will be invested primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater.

CAPITAL GROWTH SERIES

  The Capital Growth Series seeks long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Most of the Capital Growth Series' investments are normally in common stocks.

GOLDMAN SACHS MIDCAP VALUE SERIES (FORMERLY LOOMIS SAYLES AVANTI GROWTH
SERIES)

  The Goldman Sachs Midcap Value Series seeks long-term capital appreciation. The Series invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment.

DAVIS VENTURE VALUE SERIES (FORMERLY VENTURE VALUE SERIES)

  The Davis Venture Value Series seeks growth of capital. The Series will primarily invest in domestic common stocks that its subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million.

WESTPEAK GROWTH AND INCOME SERIES (FORMERLY WESTPEAK VALUE GROWTH SERIES)

  The Westpeak Growth and Income Series seeks long-term total return (capital appreciation and dividend income) through investment in equity securities. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style).

LOOMIS SAYLES BALANCED SERIES

  The Loomis Sayles Balanced Series seeks reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on its subadviser's view of the economic and investment outlook.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series seeks a high level of total return consistent with preservation of capital. Assets will be allocated among U.S. Government obligations, mortgage backed securities, domestic and foreign corporate debt and sovereign debt securities rated investment grade (BBB or higher by S&P or Baa or higher by Moody's) (or unrated but deemed to be of equivalent quality in the subadviser's judgment) and domestic and foreign corporate debt and sovereign debt securities rated below investment grade. Depending on market conditions, the Series may invest without limit in below investment grade fixed-income securities. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

BACK BAY ADVISORS BOND INCOME SERIES

  The Back Bay Advisors Bond Income Series seeks to provide a high level of current income consistent with protection of capital.

SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series seeks to provide a high level of current income consistent with preservation of capital and maintenance of liquidity. The Series invests primarily in debt obligations (including mortgage backed securities) issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities, or derivative securities (such as collateralized mortgage obligations) backed by such securities.

BACK BAY ADVISORS MONEY MARKET SERIES

  The Back Bay Advisors Money Market Series seeks the highest possible level of current income consistent with preservation of capital. The Series invests in a variety of high quality money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will maintain a stable net asset value of $100 per share.

VARIABLE INSURANCE PRODUCTS FUND: Currently, there are two Portfolios of the Variable Insurance Products Fund that are Eligible Funds under the Contracts offered by this prospectus.

OVERSEAS PORTFOLIO

  The Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risks of currency fluctuation.

EQUITY-INCOME PORTFOLIO

  The Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities.

INVESTMENT ADVICE

  The Capital Growth Series receives investment advice from Capital Growth Management Limited Partnership ("CGM"), an affiliate of the Company. TNE Advisers, Inc., an indirect subsidiary of the Company, serves as investment adviser for the remaining Series of the New England Zenith Fund. Each of these Series also has a subadviser. The Back Bay Advisors Bond Income Series and Back Bay Advisors Money Market Series receive investment subadvisory services from Back Bay Advisors, L.P., an affiliate of the Company. The Westpeak Growth and Income Series receives investment subadvisory services from Westpeak Investment Advisors, L.P., an affiliate of the Company. The Loomis Sayles Small Cap Series and Loomis Sayles Balanced Series receive investment subadvisory services from Loomis Sayles & Company, L.P., an affiliate of the Company. The Goldman Sachs Midcap Value Series receives investment subadvisory services from Goldman Sachs Asset Management. The Morgan Stanley International Magnum Equity Series receives investment subadvisory services from Morgan Stanley Asset Management Inc. The Alger Equity Growth Series receives investment subadvisory services from Fred Alger Management, Inc. The Davis Venture Value Series receives investment subadvisory services from Davis Selected Advisers, L.P. Davis Selected Advisers may also delegate any of its responsibilities to Davis Selected-NY, a wholly-owned subsidiary. The Salomon Brothers Strategic Bond Opportunities Series and Salomon Brothers U.S. Government Series receive investment subadvisory services from Salomon Brothers Asset Management Inc. The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment subadvisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc. More complete information on each Series of the New England Zenith Fund is contained in the attached New England Zenith Fund prospectus, which you should read carefully before investing, as well as in the New England Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015.

  The Overseas Portfolio and the Equity-Income Portfolio receive investment advice from Fidelity Management & Research Company. More complete information on the Equity-Income and Overseas Portfolios of the Variable Insurance Products Fund is contained in the attached prospectus of that Fund, which you should read carefully before investing, as well as in the Variable Insurance Products Fund's Statement of Additional Information, which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Series or Portfolio is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract, the Company may substitute another Eligible Fund or Funds without your consent. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission.

                               GUARANTEED OPTION

  Net purchase payments may also be allocated to the Fixed Account option in states that have approved the Fixed Account option. The Fixed Account is a part of the Company's general account and provides guarantees of principal and interest. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

  The Contracts provide that purchase payments will be invested by the Company in the Eligible Fund(s) you select and that, after annuitization, the Company will make variable annuity payments on a monthly basis, unless you elect otherwise. You assume the risk of investment gain or loss in that the value of your Contract before annuitization and, in the case of a variable payment option, the annuity payments after annuitization will vary with the investment performance of those Eligible Funds in which your Contract is invested.

PURCHASE PAYMENTS

  Under current rules, the minimum initial purchase payment for flexible payment Contracts issued in connection with tax-benefited retirement plans other than individual retirement accounts under Section 408(a) of the Code or individual retirement annuities under Section 408(b) of the Code (both referred to as "IRAs") or Roth IRAs under Section 408A of the Code ("Roth IRAs") is $50. For flexible payment Contracts issued in connection with IRAs and Roth IRAs (Roth IRAs will only be available if you have an existing IRA Contract), the Company currently requires a minimum initial purchase payment of $2,000, although the Company requires a minimum initial payment of $100 if monthly payments are to be withdrawn from your bank checking account or New England Cash Management Trust account, a service known as the Master Service Account arrangement ("MSA"). For all other flexible payment Contracts, the minimum initial purchase payment is $5,000, although the Company requires a minimum initial payment of $100 if monthly payments are to be made through MSA. The Company may consent to lower initial purchase payments in certain situations. Additional purchase payments must be at least $25, although the Company currently requires minimum additional purchase payments to be at least $50 if they are made through a group billing arrangement (also known as a "list-bill" arrangement) and $100 per month if they are made through MSA. The Company reserves the right to limit the amount of purchase payments under a Contract in any Contract Year to three times the anticipated annual contribution that you specify in your Contract application. The Company currently limits anticipated annual contributions to $100,000, so that the maximum amount you may contribute in any Contract Year is $300,000, or three times your specified anticipated annual contribution, if less. Except with the consent of the Company, the minimum purchase payment for a single payment Contract is $2,000 for Contracts issued in connection with IRAs and $5,000 for all other Contracts, and the maximum purchase payment for a single payment contract is $1,000,000. Payments in addition to the required minimum purchase payment may also be made on a single payment Contract, subject to the minimums set forth above. The Company reserves the right to limit purchase payments made in any Contract Year or in total under a single payment Contract.

  The Company will determine whether to approve applications for new Contracts, and will apply initial purchase payments under new Contracts not later than 2 business days after a completed application (including the initial purchase payment) is received at the Company's Designated Office. If an application is not complete upon receipt, the Company will apply the initial purchase payment not later than 2 business days after it is completed. If an incomplete application is not completed within 5 days after the Company receives it, however, the Company will inform the applicant of the reasons for the delay and will refund any purchase payment unless the applicant consents to allow the Company to retain the purchase payment until the application is made complete. The Company reserves the right to reject any application.

ALLOCATION OF PURCHASE PAYMENTS

  Net purchase payments are converted into Accumulation Units of the sub-accounts you select, subject to the limitation that Contract Value may be allocated among no more than 10 accounts, including the Fixed Account, at any time. The number of Accumulation Units of each sub-account to be credited to the Contract is determined by dividing the net purchase payment by the Accumulation Unit Value for the selected sub-accounts next determined following receipt of the purchase payment at the Company's Designated Office (or, in the case of the initial purchase payment, next determined following approval of the Contract application). In the case of an initial purchase payment to be made by exchanging a variable annuity contract issued by New England Variable Annuity Fund I (a "Fund I contract") or New England Retirement Investment Account (a "Preference contract"), the payment will be applied using the Accumulation Unit Value next determined following approval of the Contract application and receipt of the proceeds of the Fund I or Preference contract.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

  The value of a Contract is determined by multiplying the number of Accumulation Units credited to the Contract by the appropriate Accumulation Unit Values. As described below, the Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects fees and expenses borne by the Eligible Fund as well as charges assessed against sub-account assets. The Accumulation

Unit Value of each sub-account was set at $1.00 on or about the date on which shares of the corresponding Eligible Fund first became available to investors. The Accumulation Unit Value is determined as of the close of regular trading on the New York Stock Exchange on each day during which the Exchange is open for trading by multiplying the last-determined Accumulation Unit Value by the net investment factor determined as of the close of regular trading on the Exchange on that day. To determine the net investment factor for any sub-account, the Company takes into account the change in net asset value per share of the Eligible Fund held in the sub-account as of the close of regular trading on the Exchange on that day from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the previous determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis, to 1.35% of the average daily net asset value of the sub-account. The formula for determining the net investment factor is described under the caption "Net Investment Factor" in the Statement of Additional Information.

  The net investment factor may be greater or less than one, depending in part upon the investment performance of the Eligible Fund which is the underlying investment of the sub-account, and you bear this investment risk. The net investment results are also affected by the deductions from sub-account assets for the Mortality and Expense Risk Charge and Administration Asset Charge.

  Under a Contract with the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. Under a Contract that permits Contract loans, the Contract Value also includes the amount of Contract Value transferred to the Company's general account (but outside of the Fixed Account) as a result of a loan and any interest credited on that amount. Interest earned on the amount held in the general account as a result of a loan will be credited to the Contract's sub-accounts annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

  If the Annuitant dies after annuitization, the amount payable, if any, will be as specified in the annuity payment option selected. Prior to annuitization, the Contract's Death Proceeds are payable to the Beneficiary if the Company receives due proof of death of: (1) the Contract Owner; or (2) the Annuitant, in the case of a Contract that is not owned in an individual capacity.

  The Contract's Death Proceeds at any time are the greater of: (1) the sum of all purchase payments adjusted for any partial surrenders; or (2) the current Contract Value. For this purpose, the current Contract Value is the value next determined after the later of the date when the Company receives at the Designated Office: (1) due proof of death; or (2) an election of continuation of the Contract (if available) or of payment either in one sum or under an annuity payment option.

  Death Proceeds will be reduced by the amount of any outstanding loan plus accrued interest. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

  Options for Death Proceeds. The Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest, will be paid in a lump sum or will be applied to provide one or more of the fixed or variable methods of payment available. (See "Annuity Options.") The Contract Owner may elect the form of payment during his or her lifetime (or during the Annuitant's lifetime, if the Contract is not owned in an individual capacity). Such an election, particularly in the case of Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. If the Contract Owner has not made such an election, payment will be in a single sum, unless the Beneficiary elects an annuity payment option within 90 days after receipt by the Company of due proof of the Annuitant's death or elects to apply the amount payable under the Contract to purchase a new Contract. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

  The Company also intends to make Beneficiary Continuation and Spousal Continuation provisions available under the Contracts, subject to any necessary state approvals. Under these provisions, an eligible Beneficiary would also have the option of continuing the Contract, as further described below. IF EITHER BENEFICIARY OR SPOUSAL CONTINUATION APPLIES TO A CONTRACT, AND AN ELIGIBLE BENEFICIARY DOES NOT MAKE AN ELECTION OF CONTINUATION OF THE CONTRACT OR OF PAYMENT EITHER IN ONE SUM OR UNDER AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER THE COMPANY RECEIVES DUE PROOF OF DEATH, THE CONTRACT WILL BE CONTINUED UNDER THE APPLICABLE CONTINUATION PROVISION.

  For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, the Annuitant) dies prior to annuitization, the Death Proceeds must be either: (1) distributed within five years after the date of death; or (2) applied to a payment option payable over the life (or over a period not exceeding the life expectancy) of the Beneficiary, provided further that payments under the payment option must begin within one year of the date of death. Special options apply under a non-tax qualified plan for spouses. See "Special Options for Spouses." There are comparable rules for distributions on the death of the Annuitant under tax qualified plans; however, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, the Code generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death). See "Taxation of the Contracts-- Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment--Distributions from the Contract."

  If a Contract Owner (or, if applicable, the Annuitant) dies on or after annuitization, the remaining interest in the Contract must be distributed at least as quickly as under the method of distribution in effect on the date of death.

  --BENEFICIARY CONTINUATION

  In keeping with the Code's general requirement that Death Proceeds must be distributed within five years after the death of the Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to hold his or her share of the Death Proceeds (as determined after the Death Proceeds have been reduced by the amount of any outstanding loan plus accrued interest) in the Contract and to continue the Contract for a period ending five years after the date of death, provided that the Beneficiary's share of the Death Proceeds meets the Company's published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts). THE CONTRACT CANNOT BE CONTINUED FOR ANY BENEFICIARY WHOSE SHARE OF THE DEATH PROCEEDS DOES NOT MEET THE MINIMUM.

  The Beneficiary has 90 days after the date the Company receives due proof of death to make an election with respect to his or her share of the Death Proceeds. The Beneficiary may elect either: (1) payment in a single sum; (2) application to a permitted annuity payment option with payments to begin within one year of the date of death; or (3) Beneficiary Continuation, provided that the Beneficiary's share of the Death Proceeds meets the Company's published minimum. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER THE COMPANY RECEIVES DUE PROOF OF DEATH, THE CONTRACT WILL BE CONTINUED UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET THE COMPANY'S PUBLISHED MINIMUM, HOWEVER, THE DEATH PROCEEDS WILL BE PAID IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER THE COMPANY RECEIVES DUE PROOF OF DEATH.

  If the Contract is continued under the Beneficiary Continuation provision, the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) become the Contract Value on the date the continuation is effected, and will be allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her Contract Value, and no contingent deferred sales charge will apply. The Beneficiary cannot, however, make additional purchase payments, take loans or exercise the dollar cost averaging feature. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), the Company will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit will be the Beneficiary's Contract Value on the date when the Company receives due proof of the Beneficiary's death.

  --SPECIAL OPTIONS FOR SPOUSES

  Under the Spousal Continuation provision, the Contract may be continued after the death of the Contract Owner (or the Annuitant, in the case of a Contract that is not owned in an individual capacity) if the Contract identifies the deceased spouse as the Contract Owner (or, if applicable, the Annuitant) and the surviving spouse as the primary Beneficiary. In that case, the surviving spouse can elect one of the following three options within 90 days after the Company receives due proof of death of the Contract Owner (or, if applicable, the Annuitant). The surviving spouse may elect: (1) to receive the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) either in one sum or under a permitted payment option; (2) to continue the Contract under the Beneficiary Continuation provision; or (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant). IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER THE COMPANY RECEIVES DUE PROOF OF DEATH, THE CONTRACT WILL AUTOMATICALLY BE CONTINUED UNDER THE SPOUSAL CONTINUATION PROVISION, WITH THE RESULT THAT THE SURVIVING SPOUSE WILL FOREGO THE RIGHT TO RECEIVE THE DEATH PROCEEDS AT THAT TIME.

  Under the Spousal Continuation provision, all terms and conditions of the Contract that applied prior to the death will continue to apply, regardless of whether or not the Contract is qualified for tax benefited treatment under the Code, except that:

    a. The surviving spouse will not be permitted to make additional purchase payments or take loans under Contracts issued in connection with a retirement plan qualifying for tax benefited treatment under Section 401 or 403 of the Internal Revenue Code; and

    b. The Maturity Date will be reset to a later date, if necessary, based on the age of the surviving spouse. The Maturity Date cannot be reset to an earlier date. In the event the Maturity Date is reset, the new Maturity Date will be the date when the surviving spouse reaches the maximum maturity age under applicable state law. In most states, the maximum maturity age is 95, but the maximum maturity age is 85 in New York and Pennsylvania.

  The Spousal Continuation provision will not be available if, at the time of the Contract Owner's death, the surviving spouse is older than the maximum maturity age under applicable state law. In addition, the Spousal Continuation provision will not be available if, at the original Maturity Date, the surviving spouse would be older than the maximum maturity age under applicable state law.

  A surviving spouse who elects Beneficiary Continuation, as opposed to Spousal Continuation, under a Contract that is qualified for tax-benefited treatment under the Code must begin to receive distributions from the Contract by the earlier of: (1) five years from the date of death; and (2) the year in which the Contract Owner (or, if applicable, the Annuitant) would have reached age 70 1/2.

  If a Contract is subject to a loan at the time the Contract Owner (or, if applicable, the Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and the Contract Value will be reduced accordingly.

TRANSFER PRIVILEGE

  It is the position of the Company that you may transfer your Contract Value among accounts without incurring adverse federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account in an attempt to limit the Contract Owner's incidents of ownership in the assets used to support the Contract. See "Taxation of the Contracts--Special Rules for Annuities Used By Individuals or with Plans and Trusts not Qualifying Under the Code for Tax Benefited Treatment." The Company currently allows 12 free transfers per Contract Year prior to annuitization. Additional transfers are subject to a $10 charge per transfer. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. After variable annuity payments have commenced, you may make one transfer per year without the consent of the Company, and the Fixed Account is not available under variable payment options. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten accounts, including the Fixed Account. Transfers will be accomplished at the relative net asset values per share of the particular Eligible Funds next determined after the request is received by the Company's Designated Office. See "Requests and Elections" for information regarding transfers made by written request and by telephone.

  For special rules regarding transfers involving the Fixed Account, see "The Fixed Account." Transfers out of the Fixed Account are limited as to timing, frequency and amount.

DOLLAR COST AVERAGING

  The Company offers an automated transfer privilege referred to here as dollar cost averaging. Under this feature you may request that a certain amount of your Contract Value be transferred on the same day each month, prior to annuitization, from any one account of your choice (excluding the Fixed Account) to one or more of the other accounts (excluding the Fixed Account) subject to the limitation that Contract Value may not be allocated to more than 10 accounts, including the Fixed Account, at any time. Currently, a minimum of $100 must be transferred to each account that you select under this feature. Transfers made under the dollar cost averaging program will not be counted against the twelve transfers per year which may be made free of charge. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See Appendix A for more information about Dollar Cost Averaging.) Requests related to your use of the dollar cost averaging program should be sent to the Designated Office.

SURRENDERS

  Prior to annuitization, you may surrender the Contract for all or part of the Contract Value (reduced by the amount of any outstanding loan plus accrued interest.) (See "Loan Provision for Certain Tax Benefited Retirement Plans.") This right is subject to any restrictions on surrender under applicable laws relating to employee benefit plans or under the terms of the plans themselves. The election to surrender must be in a form conforming to the Company's administrative procedures and must be received at the Company's Designated Office prior to the earlier of the Maturity Date or the Annuitant's death. You may receive the proceeds in cash or apply them to an annuity payment option. If you wish to apply the proceeds to a payment option, you must so indicate in your surrender request; otherwise you will receive the proceeds in a lump sum and may be taxed on them as a full distribution. Payment of surrender proceeds normally will be made within 7 days, subject to the Company's right to suspend payments under certain circumstances. (See "Suspension of Payments.") The Federal tax laws impose penalties upon, and in some cases prohibit, certain premature distributions from the Contracts before or after the date on which annuity payments are to begin. (See "Federal Income Tax Status.") No surrender is permitted in connection with a Contract issued pursuant to the Optional Retirement Program of the University of Texas System prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

  On receipt of an election to surrender, the Company will cancel the number of Accumulation Units necessary to equal the dollar amount of the surrender request. On a full surrender, any applicable Administration Contract Charge will be deducted from this amount. Any applicable Contingent Deferred Sales Charge also will be deducted from this amount on a full or partial surrender. Also, any applicable Contingent Deferred Sales Charge will be imposed upon the application of proceeds to an annuity payment option unless you elect (a) a variable life income option (payment options 2, 3 or 6 as described under "Annuity Options") or (b) for Contracts that have been in force at least five years, a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under "Annuity Options" but on a fixed basis). (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Annuity Options."') A partial surrender will reduce the Contract Value in the sub-accounts in proportion to the amount of Contract Value in each sub-account, unless you request otherwise. Surrenders and related charges will be based on Accumulation Unit Values next determined after the election is received at the Company's Designated Office or, if surrender proceeds are to be applied to an annuity payment option, at such later date as may be specified in the request for surrender. After a partial surrender, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner's option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and any applicable Contingent Deferred Sales Charge will be deducted from the proceeds.

  Any surrender may result in adverse tax consequences. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. You are advised to consult a qualified tax advisor as to the consequences of a distribution. (See "Federal Income Tax Status--Taxation of the Contracts.")

SYSTEMATIC WITHDRAWALS

  The Systematic Withdrawal feature available under the Contracts allows the Contract Owner to have a portion of the Contract Value withdrawn automatically at regularly scheduled intervals prior to annuitization. The application for the Systematic Withdrawal feature specifies the applicable terms and conditions of the program. Systematic Withdrawals are processed on the same day each month, depending on your election. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, the withdrawal will be processed on the next business day. The Contingent Deferred Sales Charge will apply to amounts received under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.") Of course, continuing to make purchase payments under the Contract while you are making Systematic Withdrawals means that you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. The Federal tax laws may include systematic withdrawals in the Contract Owner's gross income in the year in which the withdrawal amount is received and will impose a penalty of 10% on certain systematic withdrawals which are premature distributions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

  Contract loans are available to participants under TSA Plans that are not subject to ERISA, to trustees of Qualified Plans and to fiduciaries of TSA Plans subject to ERISA in those states where the insurance department has approved the currently applicable Contract loan provision. (The Contracts are only available on a limited basis to plans qualified under Section 401(k) of the Code and are no longer being offered to TSA Plans subject to ERISA. See "Retirement Plans Offering Federal Tax Benefits.")

  The Department of Labor has issued regulations (the "ERISA regulations") governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Sections 401(a) and 401(k) of the Code and employer-sponsored TSA Plans (generally those to which employers make contributions not attributable to salary reduction agreements). YOU AND YOUR EMPLOYER ARE RESPONSIBLE FOR DETERMINING WHETHER YOUR PLAN IS SUBJECT TO AND COMPLIES WITH THE ERISA REGULATIONS ON PARTICIPANT PLAN LOANS.

  It is the responsibility of the trustee of a Qualified Plan or fiduciary of a TSA Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement, the terms of which comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. Therefore, the plan loan agreement may differ from the Contract loan provisions and, if you are a participant in a Qualified Plan or a TSA Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

  The ERISA regulations contain requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.

  One of the current requirements of the ERISA regulations is that the plan must charge a "commercially reasonable" rate of interest for plan loans. The Contract loan interest rate may not be considered "commercially reasonable" within the meaning of the ERISA regulations, and it is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant's vested account balance under the plan may be used as security for the loan. A Contract loan is secured by the portion of the Contract Value which is held in the Company's general account as a result of the loan. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant's vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant's total vested account balance under the plan.

  The amount of any loan may not exceed the maximum loan amount as determined under the Company's maximum loan formula. The effect of a loan on your Contract is that a portion of the Contract Value equal to the amount of the loan will be transferred to the Company's general account and will earn interest (which is credited to the Contract) at the effective rate of 4 1/2% per year. This earned interest will be credited to the Contract's sub-accounts (and, if available under your Contract, to the Fixed Account) annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. Interest charged on the loan will be 6 1/2% per year. Depending on the Company's interpretation of applicable law and on the Company's administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. The minimum loan amount is currently $500. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on the Contract Value and Death Proceeds.

  The Company will not permit more than one loan at a time on any Contract except where state regulators require otherwise. In addition, the maximum amount for a qualified loan is limited such that the amount of the loan, when added to the outstanding loan balance of all other loans, whenever made, from all other plans of the same employer, does not exceed $50,000 reduced by the excess of the highest outstanding balance of loans under such plans during the one-year period, ending on the day before the date on which the loan is made; over the outstanding balance of loans under such plans on the date the loan is made; or if less the greater of: (1) $10,000; or (2) 50% of the current value of your nonforfeitable, accrued benefits under the plan. Loans must be repaid within 5 years except for certain loans used for the purchase of a principal residence, which must be repaid within 20 years. Repayment of the principal amount and interest on the loan will be required in equal monthly installments by means of repayment procedures established by the Company. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code. Under current practice, if a Contract loan installment repayment is not made, the Company (unless restricted by law) may make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan or, if there is a default on the Contract loan, in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and $30 Administration Contract Charge in each case). (A default on the loan is defined in the loan application and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1/2 or otherwise comply with the legal requirements for permitted distributions under the TSA Contract. If these limitations do not apply (i.e. you are under the age of 59 1/2 or no pre-1989 money is in your Contract) the Company will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. An installment repayment of less than the amount billed will not be accepted. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan or a TSA Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, the Company will report the default to the IRS as a taxable distribution under the Contract.

  The Internal Revenue Service issued proposed regulations in December of 1995, which, if finalized in their present form, would require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the proposed regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant's interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(t). However, a deemed distribution under
Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).

  Partial surrenders will be restricted by the existence of a loan and, after any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If a partial surrender by the Company to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, the Company reserves the right to surrender the entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the $30 Administration Contract Charge and the amount owed to the Company under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), the Company has the right to terminate the Contract.

  Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value then in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment will have to be allocated to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, a repayment will be allocated to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts. (Under certain loans made prior to the date of this prospectus and loans made in South Carolina, repayments will be allocated, unless you request otherwise, according to the allocation instructions in effect for purchase payments under your Contract, pursuant to the terms of the applicable Contract loan endorsement.)

  The amount of the death proceeds, the amount payable upon surrender of the Contract and the amount applied on the Maturity Date to provide annuity payments will be reduced by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding contract loan plus accrued interest generally will be taxed as a taxable distribution.

  The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. The Company strongly recommends that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

  The Company will provide further information regarding loans upon request.

DISABILITY BENEFIT RIDER

  A disability benefit rider may be purchased, provided that the Annuitant satisfies any applicable underwriting standards. This feature is available only if you are under age 60 when your Contract is issued and if you plan to make regular annual contributions to the Contract. If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract, subject to the terms and conditions of the rider.

SUSPENSION OF PAYMENTS

  The Company reserves the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders. Conditions described in (b) and (c) will be decided by or in accordance with rules of the Securities and Exchange Commission.

OWNERSHIP RIGHTS

  During the Annuitant's lifetime, all rights under the Contract are vested solely in the Contract Owner unless otherwise provided. Such rights include the right to change the Beneficiary, to change the payment option, to assign the Contract (subject to the restrictions referred to below), and to exercise all other rights, benefits, options and privileges conferred by the Contract or allowed by the Company. Transfer of ownership of the Contract under an ERISA "Pension Plan" to a non-spousal beneficiary may require spousal consent.

  Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in the Contract. Thus, the tax consequences of the purchase of the Contracts by Pension Plans should be considered carefully.

  Those Contracts offered by the prospectus which are designed to qualify for the favorable tax treatment described below under "Federal Income Tax Status" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under certain limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

  If Contracts offered by this prospectus are used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of rights by the Contract Owner. A Contract Owner should review the provisions of any such plan.

REQUESTS AND ELECTIONS

  Requests for transfers or reallocation of future purchase payments may be made by telephone or written request (which may be telecopied) to the Company at its Designated Office. Written requests for such transfers or changes of allocation must be in a form acceptable to the Company. To request a transfer or change of allocation by telephone, please contact your registered representative, or contact the Company's Designated Office at 1-800-435-4117 between the hours of 9:00 a.m. and 4:00 p.m., Eastern Time. Requests for transfer or reallocation by telephone will be automatically permitted. The Company (or any servicer acting on its behalf) will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by the Company (or any servicer acting on its behalf) to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If the Company (or any servicer acting on its behalf) does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under a Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at the Company's Designated Office to be effective. If acceptable to the Company, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless the Company has already acted in reliance on the prior status. The Company is not responsible for the validity of any written request or election.

TEN DAY RIGHT TO REVIEW

  Within 10 days (or more where required by applicable state insurance law) of your receipt of an issued Contract you may return it to the Company at its Designated Office for cancellation. Upon cancellation of the Contract, the Company will refund all your purchase payments. If required by the insurance law or regulations of the state in which your Contract is issued, however, the Company will return to you an amount equal to the sum of (1) any difference between the purchase payments made and the amounts allocated to the Variable Account and (2) the Contract Value.

                      ADMINISTRATION CHARGES, CONTINGENT
                  DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

  The Company deducts various charges from Contract Value for the services provided, expenses incurred and risks assumed in connection with the Contracts. For example, the Company incurs costs and expenses in connection with issuing Contracts, maintaining Contract Owner records and providing accounting, valuation, regulatory and reporting services. The Company also incurs costs and expenses associated with the marketing, sale and distribution of the Contracts. In addition, the Company assumes mortality and expense risks under the Contracts. In particular, the Company guarantees that the dollar amount of the Administration Contract Charge and the amount of the Administration Asset Charge as a percentage of Contract Value will not increase over the life of a Contract, regardless of the actual expenses. Also, the Company guarantees that, although annuity payments will vary according to the performance of the investments you select, annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this mortality risk by virtue of annuity rates in the Contract that cannot be changed. The Company also assumes the risk of making a minimum death benefit payment if the Contract Owner (or, if applicable, the Annuitant) dies prior to annuitization. (See "Payment on Death Prior to Annuitization.") The amount and manner of deduction of Contract charges is described below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by the Company, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

ADMINISTRATION CHARGES

  The Company deducts two Administration Charges equal, on an annual basis, to $30 per Contract plus .40% of the daily net assets of each sub-account. The Administration Charges will be deducted from each sub-account in the ratio of your interest therein to your total Contract Value. In addition, the Company charges a transfer fee for certain transfers of Contract Value between accounts, as described below.

  The annual $30 Administration Contract Charge is deducted from the Contract Value on each Contract anniversary for the prior Contract Year and will be deducted on a pro rata basis at annuitization or at the time of a full surrender if the annuitization or surrender occurs on a date other than a Contract anniversary. The charge is not imposed after annuitization. In those instances in which two Contracts are issued to permit the funding of a spousal IRA, the Administration Contract Charge will be imposed only on the Contract to which the larger purchase payments have been allocated in the Contract application.

  The Administration Asset Charge is equal to an annual rate of .40% of net assets and is computed and deducted on a daily basis from each sub-account. As a percentage of net assets, this charge will not increase over the life of a Contract, but the total dollar amount of the charge will vary depending on the level of net assets. The Administration Asset Charge will continue to be assessed after annuitization if annuity payments are made on a variable basis.

  Prior to annuitization, the Company currently imposes a transfer fee of $10 for each transfer of Contract Value in excess of 12 per Contract Year. The Company reserves the right to impose a transfer fee of $10 on each transfer in excess of 4 per Contract Year and to limit the number of transfers.

MORTALITY AND EXPENSE RISK CHARGE

  The Company deducts a Mortality and Expense Risk Charge from the Variable Account. This Charge is computed and deducted on a daily basis from the assets in each sub-account attributable to the Contracts. The charge is at an annual rate of .95% of the daily net assets of each such sub-account, of which .60% represents a mortality risk charge and .35% represents an expense risk charge. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed after annuitization if annuity payments are made on a variable basis. (See "Annuity Payments.")

CONTINGENT DEFERRED SALES CHARGE

  The Company does not make any deductions for sales expenses from purchase payments at the time of purchase. The Contingent Deferred Sales Charge, when applicable, is intended to assist the Company in covering its expenses relating to the sale of the Contracts, including commissions, preparation of sales literature and other promotional activity.

  No Contingent Deferred Sales Charge will apply after a Contract reaches its Maturity Date. You select a Maturity Date when applying for your Contract. The Maturity Date selected must be at least 10 years after issue of the Contract. Under current rules, the Company may consent to issue a Contract with a Maturity Date less than 10 years after issue, provided that the Contract Owner is an employer-sponsored pension plan through which Contracts were purchased prior to May 1, 1994. (See "Election of Annuity" for more information.) A Contingent Deferred Sales Charge will be imposed in the event of certain partial and full surrenders and applications of proceeds to certain payment options prior to the Maturity Date. Up to 10% of the Contract Value on the date of surrender may be surrendered without charge in any one Contract Year. If there is more than one partial surrender in a Contract Year, the amount that may be surrendered without charge is 10% of the Contract Value on the date of the first partial surrender during such year. No charge will be imposed for payments made upon death or application of proceeds to variable life income payment options (payment options 2, 3 or 6 as described under "Annuity Options" below) prior to the Maturity Date. If the Contract has been in force for five years, no charge will be applied upon the election of a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under "Annuity Options" below but on a fixed basis). The Contingent Deferred Sales Charge will be applied upon the election of other forms of payment prior to the Maturity Date. Any such election will be treated as a full surrender for purposes of calculating the applicable Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge applied will equal the following amounts if the transaction occurs in the years indicated:

                    PERCENTAGE OF CONTRACT VALUE WITHDRAWN
             (AFTER FREE WITHDRAWAL OF 10% OF THE CONTRACT VALUE)

                          CONTRACT YEAR
       ---------------------------------------------------------------
        1     2    3    4    5    6    7    8    9   10   11 AND AFTER
       ---   ---  ---  ---  ---  ---  ---  ---  ---  ---  ------------
       6.5%  6.0% 5.5% 5.0% 4.5% 4.0% 3.5% 3.0% 2.0% 1.0%      0%

  In cases where the Company has consented to issue a Contract with less than 10 years to the Maturity Date, the Contingent Deferred Sales Charge will be calculated as though the year of the Maturity Date is the tenth Contract

Year (and the preceding Contract Year is the ninth year, and so forth) resulting in a lower percentage charge for each Contract Year shown in the table above.

  In no event will the total Contingent Deferred Sales Charge exceed 8% of the first $50,000 of purchase payments made under the Contract and 6.5% of the amount of purchase payments in excess of $50,000. (For Contracts issued on individuals age 50 or above to employer-sponsored pension plans through which contracts were purchased prior to May 1, 1994, a different Contingent Deferred Sales Charge scale may apply. The applicable scale is indicated on the schedule page of the Contract.)

  The following example illustrates the circumstances under which the maximum sales load would apply. It is hypothetical only and is not intended to suggest that these performance results would necessarily be achieved. For historical performance results see the tables starting on page II-4 of the Statement of Additional Information.

EXAMPLE: Assume that you purchased a Contract with a $10,000 single purchase payment and that you surrendered the Contract during the second Contract Year when the Contract Value had grown to $15,000.

         Using the Contingent Deferred Sales Charge schedule in the chart above, the Contingent Deferred Sales Charge would be: 6% X (90% of $15,000), or $810. However, because this is larger than the maximum allowable charge (8% of the $10,000 purchase payment), your actual Contingent Deferred Sales Charge would be only $800.

  The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy minimum distributions, as required by tax law, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Status--Taxation of the Contracts.")

  In the case of a partial surrender, the Contingent Deferred Sales Charge is deducted from the Contract Value remaining after the Contract Owner has received the amount requested and is a percentage of the total amount withdrawn. For example, if you requested a partial surrender of $100 (after previously surrendering 10% of the Contract Value free of charge in that Contract Year) and the applicable Contingent Deferred Sales Charge was 5%, the total amount of Contract Value withdrawn in that transaction would be $105.26. After giving effect to a partial surrender, including deduction of the Contingent Deferred Sales Charge, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner's option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and the Contingent Deferred Sales Charge deducted from the proceeds. The Contingent Deferred Sales Charge is deducted from the sub-accounts in the same proportion as the Contract Value that you requested to be surrendered.

  The Contingent Deferred Sales Charge will be waived in connection with an exchange by a Contract Owner of one Zenith Accumulator Contract for another Zenith Accumulator Contract.

PREMIUM TAX CHARGES

  Various states impose a premium tax on annuity purchase payments received by insurance companies. The Company may deduct these taxes from purchase payments and currently does so for Contracts subject to the insurance tax law of South Dakota. Certain states may require the Company to pay the premium tax at annuitization rather than when purchase payments are received. In those states the Company may deduct the premium tax, calculated as a percentage of Contract Value, on the date when annuity payments are to begin. Deductions for state premium tax charges currently range from 1/2% to 2.25% of the Contract Value or purchase payment for

Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1.00% to 3.50% of the Contract Value or purchase payment for all other Contracts. The Company may in the future deduct premium taxes under Contracts subject to the insurance tax laws of other states, or the applicable premium tax rates may change. See Appendix B for a list of premium tax rates paid by the Company.

  Surrender of a Contract may result in a credit against the premium tax liability of the Company in certain States. In such event, the surrender proceeds will be increased by the amount of such tax credit.

  Premium tax rates are subject to being changed by law, administrative interpretations or court decisions. Premium tax amounts will depend on, among other things, the state of residence of the Annuitant and the insurance tax law of the state.

OTHER EXPENSES

  A deduction for an investment advisory fee is made from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I OR PREFERENCE
CONTRACT

  If a Contract is purchased by exchanging a variable annuity contract issued by New England Variable Annuity Fund I (a "Fund I contract") or New England Retirement Investment Account (a "Preference contract"), the sales charges will be calculated as described below. There will be no Contingent Deferred Sales Charge on the transfer of assets from a Fund I or Preference contract to a Zenith Accumulator Contract.

  A Contract issued in exchange for a Fund I contract will have no Contingent Deferred Sales Charge. No further purchase payments will be permitted to be made under a Contract purchased by exchanging a Fund I contract. If you purchase a Contract by exchanging a Fund I contract and you also hold or acquire another Zenith Accumulator Contract, the $30 Administration Contract Charge will only be imposed on one of the Contracts. Total asset-based charges (including the investment advisory fee) under Fund I contracts currently equal approximately 1.35%.

  A Contract issued in exchange for a Preference contract will have no Contingent Deferred Sales Charge. Although Preference contracts were originally issued subject to a contingent deferred sales charge, there are no longer any Preference contracts subject to such a charge. Preference contracts have asset-based charges of 1.25% for mortality and expense risks, but do not have an asset-based administration charge. Preference contracts impose a $30 annual administration charge.

  If you are contemplating an exchange of a Fund I or Preference contract for a Zenith Accumulator Contract, you should compare the charges deducted under your existing contract and under the Zenith Accumulator Contract for mortality and expense risk charges, administrative charges and investment advisory fees.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

  When applying for a Contract, you select the Maturity Date and an annuity payment option. The Maturity Date selected must be at least 10 years after issue of the Contract. Under current rules, the Company may consent to issue a Contract with a Maturity Date less than 10 years after issue, provided that the Contract Owner is an employer-sponsored pension plan through which Contracts were purchased prior to May 1, 1994. Such Contracts are only available, however, to Annuitants who are age 50 or over at the time of issue. In addition, the applications for such Contracts must satisfy the Company's suitability guidelines and, in the case of Annuitants between the ages of 50 and 58 1/2 at the time of issue, the Maturity Date must be no earlier than the date at which the Annuitant would reach age 59 1/2. Once a Maturity Date is selected, you cannot change it to an earlier date. However, you may surrender the Contract at any time before the Maturity Date and apply the surrender proceeds to an annuity payment option. At any time before the Maturity Date, you may elect to defer the Maturity Date, but you must obtain Company consent to defer if on the later Maturity Date the age of the Annuitant at his or her nearest birthday would be more than seventy-five. You may change the annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, the amount of Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") will be transferred to the general account of the Company, and the annuity payments will be fixed in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Variable Annuity Payments.")

  Requests to defer the Maturity Date, change payment options or make other elections relating to annuity payments should be sent to the Designated Office. Contracts acquired by retirement plans qualifying for tax benefited treatment may be subject to various requirements concerning the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

  Prior to annuitization, you may elect, subject to any applicable restrictions of Federal tax law, to have payments made under any of the annuity payment options provided in the Contract. Any such election depends upon written notice to (and, for variable annuity payment options to begin during the first Contract Year, consent of) the Company. Requests relating to annuity payment options should be sent to the Designated Office. In the event of your death, without having made an election of an annuity payment option, the beneficiary can elect any of the available options listed below, subject to applicable Federal tax law restrictions. Payments will begin on the Maturity Date, as stated in your application or as subsequently deferred, or, in the case of a full surrender as otherwise specified. Pursuant to your election, the Company shall apply all or any part designated by you of the value of your Contract, less any applicable Contingent Deferred Sales Charge and Administration Contract Charge, to any one of the annuity payment options described below.

  Prior to annuitization (but only if the Annuitant is living), you may elect to apply all or any part of the Death Proceeds under any one of the annuity payment options listed below or in any other manner agreeable to the Company.

  The total amount of the Contract Value or Death Proceeds which may be applied to provide annuity payments will be reduced by any applicable charges and by the amount of any outstanding loan plus accrued interest. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

  The Contract provides for the variable annuity payment options listed below.*

    First Option: Variable Income for a Specified Number of Years.** The Company will make variable monthly payments for the number of years elected, which may not be more than 30 except with the consent of the Company. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

    Second Option: Variable Life Income. The Company will make variable monthly payments which will continue: while the Payee is living***; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

    Third Option: Variable Life Income, Installment Refund. The Company will make variable monthly payments during the life of the Payee but for a period at least as long as the nearest whole number of months calculated by dividing the amount applied to this Option by the amount of the first monthly payment.

      Sixth Option: Variable Life Income for Two Lives. The Company will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)***, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).*** THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
--------

* Your Contract lists a fourth and fifth option . . . however, due to tax law considerations, these options are not available on a fixed or variable basis.

** Application of proceeds under this option upon surrender will result in the imposition of any applicable charge described under "Contingent Deferred Sales Charge."

*** IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE VARIABLE ANNUITY
    PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO VARIABLE ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

    Comparable fixed payment options are also available for all of the options described above. In addition, other annuity payment options (including other periods certain) may be available from time to time, and you should consult the Company as to their availability. If you do not elect an annuity payment option by the Maturity Date, variable payments under the Contract will be made while the Payee is living but for at least ten years. (This is the Second
Option: Variable Life Income with Period Certain.) If installments under an annuity payment option are less than $20, the Company can change the payment intervals to 3, 6 or 12 months in order to increase each payment to at least $20.

    The Payee under the first, second and sixth variable payment option may withdraw the commuted value of the period certain portions of the payments. The commuted value of such payments is calculated based on the assumed interest rate under the Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") In addition, after the death of the Payee under the first, second or third variable payment option or the surviving Payee under the sixth variable payment option, a Payee named to receive any unpaid payments certain may withdraw the commuted value of the payments certain.

    The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

    The Company continues to assess the Mortality and Expense Risk Charge after the Maturity Date if annuity payments are made under any variable annuity payment option, including an option not involving a life contingency and under which the Company bears no mortality risk.

                      AMOUNT OF VARIABLE ANNUITY PAYMENTS

    At the Maturity Date (or any other application of proceeds to a payment option), the Contract Value (reduced by any applicable charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. The amount of monthly variable payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.)

    The annuity purchase rates are used to calculate the basic payment level purchased by the Contract Value. These rates vary according to the age of the Payee. The higher the Payee's age at annuitization, the greater the basic payment level under options involving life contingencies, because the Payee's life expectancy and thus the period of anticipated income payments will be shorter. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, purchase rates used to calculate the basic payment level will also reflect the sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the greater life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that provides for a refund at death of the Payee or that guarantees that payments will be made for the balance of a period of a certain number of years after the death of the Payee, the Contract Value will purchase lower monthly benefits.

  The dollar amount of the initial variable annuity payment will be at the basic payment level. The assumed interest rate under the Contract will affect both this basic payment level and the amount by which subsequent payments increase or decrease. Each payment after the first will vary with the difference between the net investment performance of the sub-accounts selected and the assumed interest rate under the Contract. If the actual net investment rate exceeds the assumed interest rate, the dollar amount of the annuity payments will increase. Conversely, if the actual rate is less than the assumed interest rate, the dollar amount of the annuity payments will decrease. If actual investment performance is equal to the assumed interest rate, the monthly payments will remain level.

  Unless otherwise provided, the assumed interest rate will be at an annual rate of 3.5%. You may select as an alternative an annual assumed interest rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  You may, even after variable annuity payments have commenced, direct that all or a portion of your investment in one sub-account be transferred to another sub-account of the Variable Account in the manner provided under "Transfer Privilege."

MINIMUM ANNUITY PAYMENTS

  Annuity payments will be made monthly. But if any payment would be less than $20, the Company may change the frequency so that payments are at least $20 each.

PROOF OF AGE, SEX AND SURVIVAL

  The Company may require proof of age, sex (if applicable) and survival of any person upon the continuation of whose life annuity payments depend.

  The foregoing descriptions are qualified in their entirety by reference to the Statement of Additional Information and to the Contract, which contains detailed information about the various forms of annuity payment options available, and other matters also of importance.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a), 401(k), or 403(a) of the Code ("Qualified Plans") (At this time, the Contracts are only available on a limited basis to plans qualified under Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs");

    4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (The Company intends to make Roth IRAs available under this Contract only if you have an existing IRA.)

    5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT be purchased for use with such plans.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

  The following discussion is intended as a general description of the Federal income tax aspects of the Contracts. It is not intended as tax advice. For more complete information, you should consult a qualified tax advisor.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

  The Company is taxed as a life insurance company under the Code. The Variable Account and its operations are part of the Company's total operations and are not taxed separately. Under current law no taxes are payable by the Company on the investment income and capital gains of the Variable Account. Such income and gains will be retained in the Variable Account and will not be taxable until received by the Annuitant or the Beneficiary in the form of annuity payments or other distributions.

  The Contracts provide that the Company may make a charge against the assets of the Variable Account as a reserve for taxes which may relate to the operations of the Variable Account.

TAXATION OF THE CONTRACTS

    The variable annuity contracts described in this prospectus are considered annuity contracts the taxation of which is governed by the provisions of
Section 72 of the Code. As a general proposition, Section 72 provides that Contract Owners are not subject to current taxation on increases in the value of the Contracts resulting from earnings or gains on the underlying mutual fund shares until they are received by the Annuitant or Beneficiary in the form of annuity payments. (Exceptions to this rule are discussed below under "Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment.")

    Under the general rule of Section 72, to the extent there is an "investment" in the Contract, a portion of each annuity payment is excluded from gross income as a return of such investment. The balance of each annuity payment is includible in gross income and taxable as ordinary income. In general, earnings on all contributions to the Contract and contributions made to a Contract which are deductible by the contributor will not constitute an "investment" in the Contract under Section 72.

(A) SPECIAL RULES FOR ANNUITIES PURCHASED FOR ANNUITANTS UNDER RETIREMENT PLANS QUALIFYING FOR TAX BENEFITED TREATMENT

    Set forth below is a summary of the Federal tax laws applicable to contributions to, and distributions from, retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading "Retirement Plans Offering Federal Tax Benefits." You should understand that the following summary does not include everything you need to know regarding such tax laws.

    The Code provisions and the rules and regulations thereunder regarding retirement trusts and plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A person contemplating the purchase of a Contract for use with a retirement plan qualifying for tax benefited treatment under the Code should consult a qualified tax advisor as to all applicable Federal and state tax aspects of the Contracts and, if applicable, as to the suitability of the Contracts as investments under ERISA.

(i) Plan Contribution Limitations

    Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA PLANS

    Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations which will better assist the Annuitant in calculating the exclusion allowance and other limitations to which he or she may be subject for any given tax year. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) taxes.

IRAS, SEPS, SARSEPS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 1998, the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $30,000 and $40,000 for an individual, between $50,000 and $60,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs and SARSEPs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are currently limited to the lesser of 15% of compensation (generally up to $160,000 for 1998) or $30,000. For more information concerning the contributions to IRAs, SEPs and SARSEPs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of certain distributions (as defined in the Code) from a Qualified Plan.

ROTH IRAS

  The Company intends to make a Roth IRA available under this Contract, subject to the following limitations.

  Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. To use the Contract in connection with a Roth IRA, you must have an existing Contract that was issued in connection with an IRA.

SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $8,000. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a
Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

(ii) Distributions from the Contract

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, ROTH IRAS, SEPS, SARSEPS AND GOVERNMENTAL
PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment" in the Contract, a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a qualified domestic relations order. In the case of IRAs, SEPs and SARSEPs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over the life (or life expectancy) of the Beneficiary. Except under a Roth IRA, if the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions must commence by the later of April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement. In the case of a Qualified Plan or a Governmental Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP and SARSEPs), Qualified Plans, TSA Plans and Governmental Plans.

  Other restrictions with respect to election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus.

(B) SPECIAL RULES FOR ANNUITIES USED BY INDIVIDUALS OR WITH PLANS AND TRUSTS NOT QUALIFYING UNDER THE CODE FOR TAX BENEFITED TREATMENT

  For a Contract held by an individual, any increase in the accumulated value of the Contract is not taxable until amounts are received, either in the form of annuity payments as contemplated by the Contract or in a full or partial lump sum settlement of the Company's obligations to the Contract Owner.

  Under Section 72(u) of the Code, however, Contracts held by other than a natural person (i.e. those held by a corporation or certain trusts) generally will not be treated as an annuity contract for Federal income tax purposes. This means a Contract Owner who is not a natural person will have to include in income any increase during the taxable year in the accumulated value over the investment in the Contract.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations. Failure to do so means the variable annuity contracts described herein will cease to qualify as annuities for Federal income tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury, and the Company believes it complies fully with these requirements.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor [i.e., the Contract Owner], rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

  The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Any amount received in a surrender of all or part of the Contract Value (including an amount received as a systematic withdrawal) prior to annuitization will be included in gross income to the extent of any increases in the value of the Contract resulting from earnings or gains on the underlying mutual fund shares.

  The Code also imposes a ten percent penalty tax on amounts received under a Contract, before or after annuitization, which are includible in gross income. The penalty tax will not apply to any amount received under the Contract (1) after the Contract Owner has attained age 59 1/2, (2) after the death of the Contract Owner, (3) after the Contract Owner has become totally and permanently disabled, (4) as one of a series of substantially equal periodic payments made for the life (or life expectancy) of the Contract Owner or the joint lives (or life expectancies) of the Contract Owner and a Beneficiary,
(5) if the Contract is purchased under certain types of retirement plans or arrangements, (6) allocable to investments in the Contract before August 14, 1982, or (7) if the Contract is an immediate annuity contract.

  In the calculation of any increase in value for contracts entered into after October 4, 1988, all annuity contracts issued by the Company or its affiliates to the same Contract Owner within a calendar year will be treated as one contract.

  If the Contract Owner or Annuitant dies, the tax law requires certain distributions from the Contract. (See "Payment on Death Prior to Annuitization.") Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Contract Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

TAX WITHHOLDING

  The Code and the laws of certain states require tax withholding on distributions made under annuity contracts, unless the recipient has made an election not to have any amount withheld. The Company provides recipients with an opportunity to instruct it as to whether taxes are to be withheld.

POSSIBLE CHANGES IN TAXATION


  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

                                 VOTING RIGHTS

  The Company is the legal owner of the Eligible Fund shares held in the Variable Account and has the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, the Company will give you, as Contract Owner, the right to instruct the Company how to vote the shares that are attributable to your Contract.

  Prior to annuitization, the number of votes as to which you have a right of instruction is determined by applying your percentage interest in a sub-account to the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined by applying the percentage interest reflected by the reserve for your Contract to the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying the Contract decrease.

  Contract Owners who are entitled to give voting instructions and the number of shares as to which they have a right of instruction will be determined as of the record date for the meeting. All Eligible Fund shares held in any sub-account of the Variable Account, or any other registered (or to the extent voting privileges are granted by the issuing insurance company, unregistered) separate accounts of the Company or any affiliate for which no timely instructions are received will be voted for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which voting instructions are received.

  All Eligible Fund shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of the Company or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and
(ii) the shares that are voted in proportion to such voting instructions.

  The SEC requires the Eligible Funds' Board of Trustees to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Boards of Trustees will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

  Each Contract Owner is a policyholder of the Company and is entitled to vote at the Company's Annual Meeting of Policyholders.

                           DISTRIBUTION OF CONTRACTS

  New England Securities, the principal underwriter of the Contracts, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Commissions of 3% of purchase payments will be paid by the Company to the New England Securities registered representative involved in the sale of a Contract if the Maturity Date selected at issue is ten or more years after issue of the Contract. Lower commissions will be paid if the Maturity Date selected at issue is less than ten years after issue. A maximum override of .75% of purchase payments made after the first Contract Year will be paid by the Company to the general agent involved in the transaction.

  New England Securities may enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity contracts. Commissions paid to such broker-dealers will not exceed 3% of purchase payments. Commissions will be paid through the registered broker-dealer, which may also be reimbursed for all or part of the expenses incurred by the broker-dealer in connection with the sale of the Contracts.

                               THE FIXED ACCOUNT

  A Fixed Account option is included under Contracts issued in those states where it has been approved by the state insurance department. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of the Company's general account. The Fixed Account offers diversification to a Variable Account contract, allowing the Contract Owner to protect principal and earn, at least, a guaranteed rate of interest.

  Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION OF THE FIXED ACCOUNT

  The Company's general account consists of all assets owned by the Company other than those in the Variable Account and the Company's other separate accounts. The Company has sole discretion over the investment of assets in the general account, including those in the Fixed Account. Contract Owners do not share in the actual investment experience of the assets in the Fixed Account. Instead, the Company guarantees that Contract Values in the Fixed Account will be credited with interest at an effective annual net rate of at least 4.5% or 3%, depending on the date when your Contract was issued. The Company is not obligated to credit interest at a rate higher than the minimum guaranteed rate applicable to your Contract, although in its sole discretion it may do so. The Company declares the current interest rate for the Fixed Account periodically. Contract Values in the Fixed Account will be credited with interest daily.

  The Company has the right to modify its method of crediting interest. Under its current method, any net purchase payment or portion of Contract Value allocated to the Fixed Account will earn interest at the declared annual rate in effect on the date of the allocation. On each Contract Anniversary, the Company will determine a portion, from 0% to 100%, of your Contract Value in the Fixed Account which will earn interest at the Company's declared annual rate in effect on the Contract Anniversary. The effective interest rate credited at any time to your Contract Value in the Fixed Account will be a weighted average of all the Fixed Account rates for your Contract. (See "Contract Value and Fixed Account Transactions" below for a description of the interest rate which will be applied to Contract loan repayments allocated to the Fixed Account.)

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

  A Contract's total Contract Value will include its Contract Value in the Variable Account, its Contract Value in the Fixed Account and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) as a result of a Contract loan.

  The annual $30 Administration Contract Charge will be deducted proportionately from the Contract Value in the Fixed Account and in the Variable Account. Unless you request otherwise, a partial surrender or Contract loan will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders, partial surrenders and Contract loans. The following special rules apply to transfers and Contract loan repayments involving the Fixed Account.

  You may transfer amounts from the Fixed Account to the Variable Account once each year within 30 days after the Contract anniversary. The amount of Contract Value which may be transferred from the Fixed Account is limited to the greater of 25% of the Contract Value in the Fixed Account and $1,000, except with the consent of the Company. Also, after the transfer is effected, Contract Value may not be allocated among more than ten of the accounts, including the Fixed Account. The Company intends to restrict transfers of Contract Value into the Fixed Account in the following circumstances: (1) for the remainder of a Contract Year if an amount is transferred out of the Fixed Account in that same Contract Year; (2) if the interest rate which would be credited to the transferred amount would be equivalent to an annual effective rate of 3% or 4.5% (whichever is the minimum guaranteed Fixed Account interest rate for your Contract); or (3) if the total Contract Value in the Fixed Account equals or exceeds a maximum amount established by the Company.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment must be allocated to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account.) See "Loan Provision for Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the effective interest rate for your Contract on the date the loan repayment is applied to the Fixed Account; and
(2) the current Fixed Account interest rate set by the Company in advance for that date.

  The Company reserves the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

  Like all financial services providers, NELICO utilizes systems that may be affected by Year 2000 transition issues, and it relies on a number of third parties, including banks, custodians, and investment managers, that also may be affected. NELICO and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on NELICO. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. NELICO currently anticipates that its systems will be Year 2000 compliant on or about December 31, 1998, with systems testing and compliance verification to follow. There can, however, be no assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Variable Account attributable to Year 2000 transition.

                             FINANCIAL STATEMENTS

  The financial statements of the Variable Account and the Company may be found in the Statement of Additional Information.

                       INVESTMENT EXPERIENCE INFORMATION

  The Company may advertise performance by illustrating hypothetical average annual total returns for each sub-account of the Variable Account, based on the actual investment experience of the Eligible Funds since their inception and for the year-to-date, one, three, five, and ten year periods ending with the date of the illustration. Such performance information will be accompanied by SEC standard performance information for each sub-account, based on the actual investment experience of the sub-account since its inception and for the one, five, and ten year periods ending with the date of the information shown. Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period illustrated. Average annual total return calculations reflect changes in the net asset values of the Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The calculations also reflect the deduction of the Mortality and Expense Risk Charge and the Administration Asset Charge. They also reflect annual deductions for the $30 Administration Contract Charge, and the deduction of any Contingent Deferred Sales Charge applicable at the end of the period illustrated. The calculations do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown. The average annual total return is the annual compounded rate of return which would produce the surrender value at the end of the period illustrated. See "Calculation of Performance Data" in the Statement of Additional Information for average annual total returns as of December 31, 1997 and more information about how they are calculated.

  The Company may also illustrate how the average annual total return for a five year period was determined by illustrating the average annual total return for each year in the five year period ending with the date of the illustration. Such illustrations are based on the same assumptions and reflect the same expenses and deductions described in the preceding paragraph. See "Calculation of Performance Data" in the Statement of Additional Information for an example of this type of illustration and more information about how average annual total returns are calculated.

  The Company may illustrate what would have been the growth and value of a single $10,000 purchase payment for the Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds commenced operations. These illustrations show Contract Value and surrender value, calculated in the same manner as when they are used to arrive at average annual total return, as of the end of each year, ending with the date of the illustration. The surrender values reflect the deduction of any applicable Contingent Deferred Sales Charge, but do not reflect the deduction of any premium tax charge. These illustrations may also show annual percentage changes in Contract Value and surrender value, cumulative returns, and annual effective rates of return. The difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return is calculated in the same manner as average annual total return. See "Calculation of Performance Data" in the Statement of Additional Information for examples of these illustrations and more information about how they are calculated.

  The Variable Account may update the performance history of one or more of its sub-accounts on a quarterly basis by illustrating the one, three, five, and ten year values (or since inception, if less) of a single $10,000 purchase payment invested at the beginning of such periods using the same method of calculation described in the preceding paragraph, but using the periods ending with the date of the quarterly illustration. Such illustrations will show the Contract Value at the end of the period and the cumulative return and annual effective rate of return for the period. The illustration may also include the cumulative return and annual effective rate of return of an appropriate securities index and the Consumer Price Index for the same period.

  The Company may illustrate what would have been the change in value of a $100 monthly purchase payment plan if the monthly payments had been invested in each of the Eligible Funds on the first day of each month starting with the first day of the first month after those Eligible Funds commenced operations. These illustrations show cumulative payments, Contract Value and surrender value as of the end of each year, ending with the date of the illustration. Surrender values reflect the deduction of any applicable Contingent Deferred Sales Charge. The illustrations also show annual effective rates of return, which represent the compounded annual rates that the hypothetical purchase payments would have had to earn in order to produce the Contract Value and surrender value as of the date of the illustration. See "Calculation of Performance Data" in the Statement of Additional Information for examples of these illustrations and more information about how they are calculated.

  The Variable Account may make available illustrations showing historical Contract Values and the annual effective rate of return, based upon hypothetical purchase payment amounts and frequencies, which can be selected by the client. The method of calculation described in the preceding paragraph will be used, but the illustration will reflect the effect of any premium tax charge applicable in the state where the illustration is delivered. The beginning date of the illustration can be selected by the client. Contract Values will be shown as of the end of each calendar year in the period and as of the end of the most recent calendar quarter.

  Historical investment performance may also be illustrated by showing the percentage change in the Accumulation Unit Value and annual effective rate of return of a sub-account without reflecting the deduction of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge, all of which have the effect of reducing historical performance. The percentage change in unit value and annual effective rate of return of each sub-account may be shown from inception of the Eligible Fund to the date of the report and for the year-to-date, one year, three year, five year, and ten year periods ending with the date of the report. The percentage change in unit value and annual effective rate of return also may be compared with the percentage change and annual effective rate for the Dow Jones Industrial Average and S&P 500 Stock Index, as well as other unmanaged indices of stock and bond performance and the Consumer Price Index, as described in the Statement of Additional Information in the Notes to the illustration of Annual Percentage Change in Contract Value and Annual Percentage Change in Surrender Value for a $10,000 Single Purchase Payment Contract. The percentage change is calculated by dividing the difference in unit or index values at the beginning and end of the period by the beginning unit or index value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return in this illustration.

  In addition, the Company may illustrate how variable annuity income payments under the Contract and commuted values of annuity income options change with investment performance over periods of time; such illustrations may be hypothetical (based on assumed uniform annual rates of return) or historical (based on historical annual returns of the sub-accounts). See "Hypothetical Illustrations of Annuity Income Payouts" and "Historical Illustrations of Annuity Income Payouts" in the Statement of Additional Information for a description of these illustrations.

  From time to time the Company may advertise (in sales literature or advertising material) performance rankings of the sub-accounts of the Variable Account assigned by independent services, such as Variable Annuity Research and Data Services ("VARDS"). VARDS monitors and ranks the performance of variable annuity accounts on an industry-wide basis in each of the major categories of investment objectives. The performance analysis prepared by VARDS ranks accounts on the basis of total return calculated using Accumulation Unit Values. Thus, the effect of the Contingent Deferred Sales Charge and Administration Contract Charge assessed under the Contracts is not taken into consideration.

  From time to time, articles discussing the Variable Account's investment experience, performance rankings and other characteristics may appear in national publications. Some or all of these publishers or ranking services (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar) may publish their own rankings or performance reviews of variable contract separate accounts, including the Variable Account. References to, reprints or portions of reprints of such articles or rankings may be used by the Company as sales literature or advertising material and may include rankings that indicate the names of other variable contract separate accounts and their investment experience.

  The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                  APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

  Dollar cost averaging allows a person to take advantage of the historical long-term stock market results, assuming that they continue, although it does not guarantee a profit or protect against a loss. If an investor follows a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered, for whatever reason, will be higher than the average cost per share.

  An investor using dollar cost averaging invests the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps an investor from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If the investor has the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

  Investors contemplating the use of dollar cost averaging should consider their ability to continue the on-going purchases so that they can take advantage of periods of low price levels.

DIVERSIFICATION

  Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires of that investment a safe return because a loss may risk the entire investment. By diversifying, on the other hand, an investor can more safely take a chance that some investments will under-perform and that others will over-perform. Thus an investor can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although portions of a diversified investment may be totally lost, other portions may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

Toll-free telephone        --A recording of daily unit values is available by
service:                     calling 1-800-333-2501.

                           --Fund transfers and changes of future purchase
                             payment allocations can be made by calling 1-800-435-4117.

Written Communications:    --All communications and inquiries regarding
                             address changes, premium payments, billing, fund transfers, surrenders, loans, maturities and any other processing matters relating to your Contract should be directed to:

                             New England Annuities
                             P.O. Box 642
                             Back Bay Annex
                             Boston, Mass 02116

                                   APPENDIX B

                                  PREMIUM TAX

  Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                                   CONTRACTS USED WITH TAX
JURISDICTION                      QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------                      -------------------------- -------------------
California.......................            0.50%                  2.35%
District of Columbia.............            2.25%                  2.25%
Kentucky.........................            2.00%                  2.00%
Maine............................              --                   2.00%
Nevada...........................              --                   3.50%
Puerto Rico......................            1.00%                  1.00%
South Dakota.....................              --                   1.25%
West Virginia....................            1.00%                  1.00%
Wyoming..........................              --                   1.00%

  See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                               TABLE OF CONTENTS
                                      OF
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           -----
HISTORY...................................................................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS...............  II-3
PERFORMANCE COMPARISONS...................................................  II-3
CALCULATION OF PERFORMANCE DATA...........................................  II-4
NET INVESTMENT FACTOR..................................................... II-20
ANNUITY PAYMENTS.......................................................... II-20
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...................... II-22
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........................ II-25
EXPERTS................................................................... II-28
LEGAL MATTERS............................................................. II-28
APPENDIX A................................................................ II-29
FINANCIAL STATEMENTS......................................................   F-1

  If you would like to obtain a copy of the Statement of Additional Information, please complete the request form below and mail to:

  New England Securities Corporation
  399 Boylston Street
  Boston, Massachusetts 02116


 ...............................................................................

            Please send a copy of the Statement of Additional
            Information of The New England Variable Account to:


            -------------------------------------------------------
                                     Name


            -------------------------------------------------------
                                    Street


            -------------------------------------------------------
            City                     State                      Zip

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010

                              Designated Office:
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

                       SUPPLEMENT DATED MAY 1, 1998

  TO PROSPECTUSES DATED MAY 1, 1997, MAY 1, 1996, AS SUPPLEMENTED AUGUST 30,
                        1996, AND AUGUST 30, 1996

  This supplement updates certain information in (1) the prospectus dated May 1, 1997, (2) the prospectus dated May 1, 1996, as supplemented August 30, 1996, and (3) the prospectus dated August 30, 1996 describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information dated May 1, 1998, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of the May 1, 1998 prospectus, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS SUPPLEMENT IS NOT VALID UNLESS IT IS ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR THE NEW ENGLAND ZENITH FUND AND THE VARIABLE INSURANCE PRODUCTS FUND. THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

                                 EXPENSE TABLE

  The Variable Account expenses set forth in the May 1, 1997 prospectus have not changed. Set forth below are the operating expenses for New England Zenith Fund and Variable Insurance Products Fund for the year ended December 31, 1997. Examples of expenses under a hypothetical Contract reflecting 1997 operating expenses are also provided.

                                 EXPENSE TABLE

                            NEW ENGLAND ZENITH FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1997 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS AFTER CURRENT EXPENSE CAP OR EXPENSE DEFERRAL)(1)

                         LOOMIS
                         SAYLES MORGAN STANLEY                      GOLDMAN  DAVIS   WESTPEAK
                         SMALL  INTERNATIONAL  ALGER EQUITY CAPITAL  SACHS  VENTURE   GROWTH
                          CAP   MAGNUM EQUITY     GROWTH    GROWTH  MIDCAP   VALUE  AND INCOME
                         SERIES     SERIES        SERIES    SERIES   VALUE  SERIES    SERIES
                         ------ -------------- ------------ ------- ------- ------- ----------
Management Fee..........  1.00%       .90%         .75%       .63%    .75%    .75%     .70%
Other Expenses..........     0%       .40%         .12%       .04%    .15%    .15%     .12%
                          ----       ----          ---        ---     ---     ---      ---
  Total Series Operating
   Expenses.............  1.00%      1.30%         .87%       .67%    .90%    .90%     .82%

                                                         SALOMON
                                                        BROTHERS    BACK BAY  SALOMON   BACK BAY
                         WESTPEAK   LOOMIS  BACK BAY    STRATEGIC   ADVISORS  BROTHERS  ADVISORS
                           STOCK    SAYLES  ADVISORS      BOND        BOND      U.S.     MONEY
                           INDEX   BALANCED  MANAGED  OPPORTUNITIES  INCOME  GOVERNMENT  MARKET
                         SERIES(2)  SERIES  SERIES(2)    SERIES      SERIES    SERIES    SERIES
                         --------- -------- --------- ------------- -------- ---------- --------
Management Fee..........    .25%     .70%      .50%        .65%       .40%      .55%      .35%
Other Expenses..........    .15%     .15%      .11%        .20%       .12%      .15%      .10%
                            ---      ---       ---         ---        ---       ---       ---
  Total Series Operating
   Expenses.............    .40%     .85%      .61%        .85%       .52%      .70%      .45%

--------

* Anticipated annual operating expenses for the Goldman Sachs Midcap Value Series are based on the management fee approved by shareholders of the Series that became effective on May 1, 1998 and other expenses actually incurred for the Series for 1997.

EXAMPLE (NOTE: The examples shown below are entirely hypothetical. Although they are based on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(3)) For purchase payments allocated to each of the Series indicated

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that a contingent deferred sales charge would apply at the end of each time period because you either surrender your Contract or elect to annuitize under a non-life contingency option:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Loomis Sayles Small Cap................... $84.67 $129.28 $175.64 $288.10
     Morgan Stanley International Magnum
      Equity...................................  87.48  137.76  189.81  316.93
     Alger Equity Growth.......................  83.45  125.59  169.43  275.30
     Capital Growth............................  81.56  119.87  159.81  255.27
     Goldman Sachs Midcap Value................  83.73  126.44  170.87  278.28
     Davis Venture Value.......................  83.73  126.44  170.87  278.28
     Westpeak Growth and Income................  82.98  124.16  167.04  270.34
     Westpeak Stock Index......................  79.01  112.10  146.65  227.51
     Loomis Sayles Balanced....................  83.26  125.01  168.48  273.33
     Back Bay Advisors Managed.................  81.00  118.15  156.90  249.17
     Salomon Brothers Strategic Bond
      Opportunities............................  83.26  125.01  168.48  273.33
     Back Bay Advisors Bond Income.............  80.15  115.57  152.52  239.96
     Salomon Brothers U.S. Government..........  81.84  120.73  161.26  258.30
     Back Bay Advisors Money Market............  79.48  113.55  149.09  232.72

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(4):

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Loomis Sayles Small Cap................... $24.73 $ 76.03 $129.89 $276.62
     Morgan Stanley International Magnum
      Equity...................................  27.72   84.98  144.74  305.79
     Alger Equity Growth.......................  23.43   72.13  123.39  263.67
     Capital Growth............................  21.42   66.09  113.30  243.40
     Goldman Sachs Midcap Value................  23.73   73.03  124.89  266.68
     Davis Venture Value.......................  23.73   73.03  124.89  266.68
     Westpeak Growth and Income................  22.93   70.62  120.88  258.65
     Westpeak Stock Index......................  18.71   57.88   99.51  215.32
     Loomis Sayles Balanced....................  23.23   71.52  122.39  261.67
     Back Bay Advisors Managed.................  20.82   64.23  110.25  237.23
     Salomon Brothers Strategic Bond
      Opportunities............................  23.23   71.52  122.39  261.67
     Back Bay Advisors Bond Income.............  19.92   61.54  105.66  227.91
     Salomon Brothers U.S. Government..........  21.72   67.00  114.82  246.47
     Back Bay Advisors Money Market............  19.21   59.41  102.07  220.59

                       VARIABLE INSURANCE PRODUCTS FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1997 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS PRIOR TO EXPENSE REDUCTIONS)(5)

                                                                        EQUITY-
                                                             OVERSEAS   INCOME
                                                             PORTFOLIO PORTFOLIO
                                                             --------- ---------
Management Fee..............................................    .75%      .50%
Other Expenses..............................................    .17%      .08%
                                                                ---       ---
  Total Portfolio Operating Expenses........................    .92%      .58%

EXAMPLE (NOTE: The examples shown below are entirely hypothetical. Although they are based on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(6)) For purchase payments allocated to each of the Portfolios indicated

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Portfolio and 2) that a contingent deferred sales charge would apply at the end of each time period because you either surrender your Contract or elect to annuitize under a non-life contingency option:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Overseas Portfolio......................... $83.92 $127.01 $171.83 $280.25
     Equity-Income Portfolio....................  80.71  117.29  155.44  246.11

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Portfolio and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(7):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Overseas Portfolio......................... $23.93 $ 73.63 $125.90 $268.67
     Equity-Income Portfolio....................  20.52   63.36  108.72  234.13

--------
NOTES:

(1) For each of these Series other than the Capital Growth Series, Total Series Operating Expenses are based on the amount of such expenses applied against assets at December 31, 1997, after giving effect to the applicable voluntary expense cap or expense deferral. For the Loomis Sayles Small Cap Series, Total Series Operating Expenses take into account a voluntary cap on expenses by TNE Advisers, Inc. ("TNE Advisers"), the Series' investment adviser, which will bear all expenses that exceed 1.00% of average daily net assets. In the absence of this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Loomis Sayles Small Cap Series for the year ended December 31, 1997 would have been 1.14%. Total Series Operating Expenses for the Goldman Sachs Midcap Value (formerly Loomis Sayles Avanti Growth), Westpeak Growth and Income, Westpeak Stock Index, Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are after giving effect to a voluntary expense cap. For each of these Series, TNE Advisers bears those expenses (other than the management fee) that exceed 0.15% of average daily net assets. Without this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Goldman Sachs Midcap Value (formerly Loomis Sayles Avanti Growth), and Westpeak Stock Index Series for the year ending December 31, 1997 would have been .86% and .43%, respectively. Effective May 1, 1998 the Goldman Sachs Midcap Value is subject to the voluntary expense deferral described below for the six other Series shown, with an annual expense limit of .90% of net assets. For the six other Series shown, the Total Series Operating Expenses are after giving effect to a voluntary expense deferral. Under the deferral, expenses which exceed a certain limit are paid by TNE Advisers in the year in which they are incurred and transferred to the Series in a future year when actual expenses of the Series are below the limit. The limit on expenses for each of these Series is: 1.30% of average daily net assets for the Morgan Stanley International Magnum Equity Series; .90% of average daily net assets for the Alger Equity Growth and Davis Venture Value Series; .85% of average daily net assets for the Loomis Sayles Balanced and Salomon Brothers Strategic Bond Opportunities Series; and .70% of average daily net assets for the Salomon Brothers U.S. Government Series. Absent the expense deferral, Total Series Operating Expenses for these Series for the year ended December 31, 1997 would have been: 1.59% for the Morgan Stanley International Magnum Equity Series; .86% for Loomis Sayles Balanced Series; .87% for Salomon Brothers Strategic Bond Opportunities Series; and .98% for Salomon Brothers U.S. Government Series. Total Series Operating Expenses for Davis Venture Value Series would have been .85%, however, pursuant to the expense deferral arrangement, .05% was carried over from a previous year in which operating expenses exceeded the limit. The expense cap and deferral arrangements are voluntary and may be terminated at any time. (See the attached prospectus of the New England Zenith Fund for more complete information.)

(2) The Back Bay Advisors Managed Series and Westpeak Stock Index Series are not Eligible Funds for Contracts purchased after May 1, 1995.

(3) In these examples, the average Administration Contract Charge of .09% has been used. This charge is not imposed after annuitization of the Contract. As a percentage of the average Contract Value in the Variable Account, this fee is based on an average Contract Value of approximately $32,278 over the period from January 1, 1997 to December 31, 1997.

(4) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

(5) Total Portfolio Operating Expenses for the Variable Insurance Products Portfolios are based on the amount of such expenses incurred during the most recent fiscal year applied against assets at December 31, 1997. They do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. Had these reductions been included, Total Portfolio Operating Expenses would have been .90% for the Overseas Portfolio and .57% for the Equity-Income Portfolio. (See the attached prospectus of the Variable Insurance Products Fund for more complete information.) Affiliates of Fidelity Management and Research Company may compensate NELICO and/or certain affiliates for administrative, distribution or other services relating to the Overseas and Equity-Income Portfolios. Such compensation is based on assets of the Portfolios attributable to the Contracts, which are administered by NELICO, and to variable life insurance products issued by NELICO.

(6) In these examples, the average Administration Contract Charge of .09% has been used. (See (3), above.)

(7) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

  The preceding table lists the charges and expenses incurred with respect to purchase payments invested under the Contracts. The items listed include charges deducted from purchase payments, charges assessed against Variable Account assets, and charges deducted from the assets of each of the Eligible Funds. The examples assume that the entire purchase payment (without the deduction of any premium tax charges) was allocated initially to a single sub-account without any subsequent transfers. The purpose of the table is to assist you in understanding the various costs and expenses you will bear, directly and indirectly, as a Contract Owner.
-------------------------------------------------------------------------------

                           ACCUMULATION UNIT VALUES

  Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015. Set forth below are accumulation unit values for Sub-accounts of the Variable Account.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                        THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                              MORGAN
                                                              STANLEY
                   LOOMIS                                     INTER-
                   SAYLES                                    NATIONAL
                    SMALL                                     MAGNUM                                      OVER-
                     CAP                                      EQUITY                                       SEAS
                    SUB-                                       SUB-                                        SUB-
                   ACCOUNT                                    ACCOUNT                                    ACCOUNT
                  ---------                                  ---------                                  ----------
                   5/2/94*    1/1/95     1/1/96     1/1/97   10/31/94*   1/1/95     1/1/96     1/1/97    10/1/93*    1/1/94
                     TO         TO         TO         TO        TO         TO         TO         TO         TO         TO
                  12/31/94   12/31/95   12/31/96   12/31/97  12/31/94   12/31/95   12/31/96   12/31/97   12/31/93   12/31/94
                  --------- ---------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.000      0.959      1.219      1.572     1.000      1.024      1.073      1.129      1.458      1.532
2. Accumulation
   Unit Value at
   end of
   period.......      0.959      1.219      1.572      1.936     1.024      1.073      1.129      1.100      1.532      1.538
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  2,988,971 13,533,326 26,307,748 39,442,109 2,916,120 11,062,106 16,322,862 17,243,803 10,878,551 43,034,544
                                                   ALGER
                                                  EQUITY                                    CAPITAL
                                                  GROWTH                                     GROWTH
                                                   SUB-                                       SUB-
                                                  ACCOUNT                                   ACCOUNT
                                                 ---------                                  --------
                  1/1/95     1/1/96     1/1/97   10/31/94*   1/1/95     1/1/96     1/7/97   9/16/88*  1/1/89     1/1/90     1/1/91
                    TO         TO         TO        TO         TO         TO         TO        TO       TO         TO         TO
                 12/31/95   12/31/96   12/21/97  12/31/94   12/31/95   12/31/96   12/31/97  12/31/88 12/31/89   12/31/90   12/31/91
                ---------- ---------- ---------- --------- ----------  --------- ---------- -------- --------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period......      1.538      1.664      1.859     1.000      0.956      1.402      1.566   4.645      4.612      5.950      5.666
2. Accumulation
   Unit Value at
   end of
   period......      1.664      1.859      2.046     0.956      1.402      1.566      1.941   4.612      5.950      5.666      8.608
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period...... 41,273,183 44,846,316 45,289,247 1,857,319 24,163,685 40,025,594 44,518,891 439,393  5,337,778 12,591,788 21,719,884

                                                                                     GOLDMAN
                                                                                      SACHS
                                                                                     MIDCAP
                                                                                      VALUE
                                                                                      SUB-
                                                                                     ACCOUNT
                                                                                    ---------
                    1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97   10/1/93*    1/1/94     1/1/95     1/1/96
                      TO         TO         TO         TO         TO         TO        TO         TO         TO         TO
                   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/93   12/31/94   12/31/95   12/31/96
                  ---------- ---------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       8.608      7.978      9.050      8.298     11.300     13.496     1.125      1.137      1.119      1.439
2. Accumulation
   Unit Value at
   end of
   period.......       7.978      9.050      8.298     11.300     13.496     16.442     1.137      1.119      1.439      1.669
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  33,645,983 40,091,665 43,592,961 41,663,900 41,363,155 40,200,592 4,515,611 15,572,344 19,773,057 24,345,379
                                                                        WESTPEAK
                               DAVIS                                     GROWTH
                              VENTURE                                      AND
                               VALUE                                     INCOME
                               SUB-                                       SUB-
                              ACCOUNT                                    ACCOUNT
                             ---------                                  ---------
                    1/1/97   10/31/94*   1/1/95     1/1/96     1/1/97   10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97
                      TO        TO         TO         TO         TO        TO         TO         TO         TO         TO
                   12/31/97  12/31/94   12/31/95   12/31/96   12/31/97  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  ---------- --------- ---------- ---------- ---------- --------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.669     1.000      0.963      1.323      1.643     1.105      1.132      1.103      1.486      1.731
2. Accumulation
   Unit Value at
   end of
   period.......       1.932     0.963      1.323      1.643      2.163     1.132      1.103      1.486      1.731      2.279
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  24,035,279 3,499,719 19,608,688 34,997,024 53,977,107 3,359,317 16,092,325 21,168,965 26,104,465 30,306,103

-----
 * Date these sub-accounts were first available.

                                                                                                                      SALOMON
                                                                                                                     BROTHERS
                                                                         LOOMIS                                      STRATEGIC
                   EQUITY-                                               SAYLES                                        BOND
                   INCOME                                               BALANCED                                   OPPORTUNITIES
                    SUB-                                                  SUB-                                         SUB-
                   ACCOUNT                                               ACCOUNT                                      ACCOUNT
                  ---------                                             ---------                                  -------------
                  10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97   10/31/94    1/1/95     1/1/96     1/1/97     10/31/94*
                     TO         TO         TO         TO         TO        TO         TO         TO         TO          TO
                  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/94   12/31/95   12/31/96   12/31/97    12/31/94
                  --------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------- -------------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.980      1.992      2.104      2.804      3.162     1.000      0.997      1.227      1.415       1.000
2. Accumulation
   Unit Value at
   end of
   period.......      1.992      2.104      2.804      3.162      3.996     0.997      1.227      1.415      1.622       0.984
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  5,649,743 25,852,849 38,010,655 44,037,798 45,104,192 1,736,189 10,987,597 20,107,324 28,677,041   1,124,133
                                                  BACK BAY
                                                  ADVISORS
                                                    BOND
                                                   INCOME
                                                    SUB-
                                                  ACCOUNT
                                                  --------
                   1/1/95     1/1/96     1/1/97   10/5/88*  1/1/89     1/1/90     1/1/91     1/1/92
                     TO         TO         TO        TO       TO         TO         TO         TO
                  12/31/95   12/31/96   12/31/97  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92
                  --------- ---------- ---------- -------- --------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      0.984      1.159      1.307   1.631      1.634      1.810      1.930      2.247
2. Accumulation
   Unit Value at
   end of
   period.......      1.159      1.307      1.433   1.634      1.810      1.930      2.247      2.398
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  6,132,563 15,034,554 23,074,669 299,002  4,287,540 10,139,527 17,797,335 28,871,719

                                                                          SALOMON
                                                                         BROTHERS                                BACK BAY
                                                                           U.S.                                  ADVISORS
                                                                          GOVERN-                                 MONEY
                                                                           MENT                                   MARKET
                                                                           SUB-                                    SUB-
                                                                          ACCOUNT                                ACCOUNT
                                                                         ---------                               --------
                    1/1/93     1/1/94     1/1/95     1/1/96     1/1/97   10/31/94*  1/1/95    1/1/96    1/1/97   9/29/88*
                      TO         TO         TO         TO         TO        TO        TO        TO        TO        TO
                   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/94  12/31/95  12/31/96  12/31/97  12/31/88
                  ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......       2.398      2.664      2.540      3.037      3.134    1.000      1.004     1.139     1.161   1.384
2. Accumulation
   Unit Value at
   end of
   period.......       2.664      2.540      3.037      3.134      3.429    1.004      1.139     1.161     1.242   1.408
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  41,939,487 41,657,182 42,231,987 41,138,874 37,260,367  910,020  4,495,184 5,785,148 8,616,135 915,605
                   1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     TO         TO         TO         TO         TO         TO         TO         TO         TO
                  12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.408      1.518      1.620      1.697      1.738      1.766      1.811      1.889      1.959
2. Accumulation
   Unit Value at
   end of
   period.......      1.518      1.620      1.697      1.738      1.766      1.811      1.889      1.959      2.036
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  7,661,069 21,629,006 26,322,938 26,759,532 25,016,975 30,220,356 33,015,018 33,412,517 26,785,902

------
 * Date these sub-accounts were first available.

                  BACK BAY
                  ADVISORS
                   MANAGED
                    SUB-
                  ACCOUNT**
                  ---------
                  9/21/88*   1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     TO        TO         TO         TO         TO         TO         TO         TO         TO         TO
                  12/31/88  12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  --------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......     1.042      1.063      1.250      1.272      1.508      1.588      1.733      1.691      2.190      2.485
2. Accumulation
   Unit Value at
   end of
   period.......     1.063      1.250      1.272      1.508      1.588      1.733      1.691      2.190      2.485      3.103
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......   731,349  9,179,207 18,099,540 26,478,398 41,588,546 60,696,659 61,961,278 56,145,463 52,130,165 46,490,618
                  WESTPEAK
                    STOCK
                    INDEX
                    SUB-
                  ACCOUNT**
                  ---------
                   1/1/92*    1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     TO         TO         TO         TO         TO         TO
                  12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  --------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.592      1.644      1.780      1.775      2.398      2.898
2. Accumulation
   Unit Value at
   end of
   period.......      1.540      1.780      1.775      2.398      2.898      3.788
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  2,583,607 11,017,884 14,282,355 15,539,608 15,623,253 15,874,978

----
 * Date these sub-accounts were first available.
** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

  Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The
Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.
--------------------------------------------------------------------------------

                              ELIGIBLE FUNDS

  The investment objectives of the Eligible Funds' portfolios currently available are set-forth below. More complete information on each Series is contained in the attached New England Zenith Fund prospectus, which you should read carefully before investing, as well as the New England Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116, or telephoning 1-800-365-5015.

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same subadviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

NEW ENGLAND ZENITH FUND: Currently, there are twelve Series of the New England Zenith Fund that are Eligible Funds under the Contracts offered by this prospectus.

LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series seeks long-term capital growth from investments in common stocks or their equivalent. The Series invests primarily in stocks of small capitalization companies with good earnings growth potential that its subadviser believes are undervalued by the market. Normally, the Series will invest at least 65% of its assets in companies with market capitalization in the range of the market capitalization of those companies which make up the Russell 2000 Index at the time of investment.

MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES (FORMERLY DRAYCOTT INTERNATIONAL EQUITY SERIES)

  The Morgan Stanley International Magnum Equity Series seeks long-term capital appreciation through investment in equity securities of non-U.S. issuers, in accordance with the weightings of countries included in the Morgan Stanley Capital International EAFE Index, determined by the Series' subadviser. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of issuers in at least three different countries outside the U.S.

ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series seeks long-term capital appreciation. The Series' assets will be invested primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater.

CAPITAL GROWTH SERIES

  The Capital Growth Series seeks long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Most of the Capital Growth Series' investments are normally in common stocks.

GOLDMAN SACHS MIDCAP VALUE SERIES (FORMERLY LOOMIS SAYLES AVANTI GROWTH)

  The Goldman Sachs Midcap Value Series seeks long-term capital appreciation. The Series invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment.

DAVIS VENTURE VALUE SERIES (FORMERLY VENTURE VALUE SERIES)

  The Davis Venture Value Series seeks growth of capital. The Series will primarily invest in domestic common stocks that its subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million.

WESTPEAK GROWTH AND INCOME SERIES (FORMERLY WESTPEAK VALUE GROWTH SERIES)

  The Westpeak Growth and Income Series seeks long-term total return (capital appreciation and dividend income) through investment in equity securities. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style).

WESTPEAK STOCK INDEX SERIES

  The Westpeak Stock Index Series seeks to provide investment results that correspond to the composite price and yield performance of United States publicly traded common stocks. The Series currently seeks to achieve its objective by attempting to duplicate the composite price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

LOOMIS SAYLES BALANCED SERIES

  The Loomis Sayles Balanced Series seeks reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on its subadviser's view of the economic and investment outlook.

BACK BAY ADVISORS MANAGED SERIES

  The Back Bay Advisors Managed Series seeks to provide a favorable total investment return through investment in a diversified portfolio of common stocks and fixed income securities.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series seeks a high level of total return consistent with preservation of capital. Assets will be allocated among U.S. Government obligations, mortgage backed securities, domestic and foreign corporate debt and sovereign debt securities rated investment grade (BBB or higher by S&P or Baa or higher by Moody's) (or unrated but deemed to be of equivalent quality in the subadviser's judgment) and domestic and foreign corporate debt and sovereign debt securities rated below investment grade. Depending on market conditions, the Series may invest without limit in below investment grade fixed-income securities. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

BACK BAY ADVISORS BOND INCOME SERIES

  The Back Bay Advisors Bond Income Series seeks to provide a high level of current income consistent with protection of capital.

SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series seeks to provide a high level of current income consistent with preservation of capital and maintenance of liquidity. The Series invests primarily in debt obligations (including mortgage backed securities) issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities, or derivative securities (such as collateralized mortgage obligations) backed by such securities.

BACK BAY ADVISORS MONEY MARKET SERIES

  The Back Bay Advisors Money Market Series seeks the highest possible level of current income consistent with preservation of capital. The Series invests in a variety of high quality money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will maintain a stable net asset value of $100 per share.

VARIABLE INSURANCE PRODUCTS FUND: Currently, there are two Portfolios of the Variable Insurance Products Fund that are Eligible Funds under the Contracts offered by this prospectus.

OVERSEAS PORTFOLIO

  The Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risks of currency fluctuation.

EQUITY-INCOME PORTFOLIO

  The Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities.

INVESTMENT ADVICE

  The Capital Growth Series receives investment advice from Capital Growth Management Limited Partnership ("CGM"), an affiliate of the Company. TNE Advisers, Inc., an indirect subsidiary of the Company, serves as investment adviser for the remaining Series of the New England Zenith Fund. Each of these Series also has a subadviser. The Back Bay Advisors Bond Income Series and Back Bay Advisors Money Market Series receive investment subadvisory services from Back Bay Advisors, L.P., an affiliate of the Company. The Westpeak Growth and Income Series receives investment subadvisory services from Westpeak Investment Advisors, L.P., an affiliate of the Company. The Loomis Sayles Small Cap Series and Loomis Sayles Balanced Series receive investment subadvisory services from Loomis Sayles & Company, L.P., an affiliate of the Company. The Goldman Sachs Midcap Value Series receives investment subadvisory services from Goldman Sachs Asset Management. The Morgan Stanley International Magnum Equity Series receives investment subadvisory services from Morgan Stanley Asset Management Inc. The Alger Equity Growth Series receives investment subadvisory services from Fred Alger Management, Inc. The Davis Venture Value Series receives investment subadvisory services from Davis Selected Advisers, L.P. Davis Selected Advisers may also delegate any of its responsibilities to Davis Selected-NY, a wholly-owned subsidiary. The Salomon Brothers Strategic Bond Opportunities Series and Salomon Brothers U.S. Government Series receive investment subadvisory services from Salomon Brothers Asset Management Inc. The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment subadvisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc. More complete information on each Series of the New England Zenith Fund is contained in the attached New England Zenith Fund prospectus, which you should read carefully before investing, as well as in the New England Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015.

  The Overseas Portfolio and the Equity-Income Portfolio receive investment advice from Fidelity Management & Research Company. More complete information on the Equity-Income and Overseas Portfolios of the Variable Insurance Products Fund is contained in the attached prospectus of that Fund, which you should read carefully before investing, as well as in the Variable Insurance Products Fund's Statement of Additional Information, which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

                              LOAN PROVISION

  The minimum Contract loan amount is currently $500. In addition, the maximum amount for a qualified loan is limited such that the amount of the loan, when added to the outstanding loan balance of all other loans, whenever made, from all other plans of the same employer, does not exceed $50,000 reduced by the excess of the highest outstanding balance of loans under such plans during the one-year period, ending on the day before the date on which the loan is made; over the outstanding balance of loans under such plans on the date the loan is made; or if less the greater of: (1) $10,000; or (2) 50% of the current value of your nonforfeitable, accrued benefit under the plan.

  For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1/2 or otherwise comply with the legal requirements for permitted distributions under the

TSA Contract. If these limitations do not apply (i.e., you are under the age of 59 1/2 or no pre-1989 money is in your Contract) the Company will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law.

 ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

  The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by the Company, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

  The annual $30 Administration Contract Charge is not imposed after annuitization begins.

  The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy minimum distributions as required by tax law, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount (up to 10% of Contract Value in any one Contract Year) and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Status--Taxation of the Contracts").

  For Contracts issued on individuals age 50 or above to employer-sponsored pension plans through which contracts were purchased prior to May 1, 1994, a different Contingent Deferred Sales Charge scale may apply. (The applicable scale is indicated on the schedule page of the Contract.)

                           PREMIUM TAX CHARGES

  Deductions for state premium tax charges currently range from 1/2% to 2.25% of the Contract Value or purchase payment for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1.00% to 3.50% of the Contract Value or purchase payment for all other Contracts.

  At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                                   CONTRACTS USED WITH TAX
JURISDICTION                      QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------                      -------------------------- -------------------
California.......................            0.50%                  2.35%
District of Columbia.............            2.25%                  2.25%
Kentucky.........................            2.00%                  2.00%
Maine............................              --                   2.00%
Nevada...........................              --                   3.50%
Puerto Rico......................            1.00%                  1.00%
South Dakota.....................              --                   1.25%
West Virginia....................            1.00%                  1.00%
Wyoming..........................              --                   1.00%

  See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                    ANNUITY PAYMENTS--ANNUITY OPTIONS

  The Payee under the first, second and sixth variable payment option may withdraw the commuted value of the period certain portion of the payments. The commuted value of such payments is calculated based on the assumed interest rate under the Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") In addition, after the death of the Payee under the first, second or third variable payment option or the surviving Payee under the sixth variable payment option, a Payee named to receive any unpaid payments certain may withdraw the commuted value of the payments certain.

  The first and sixth payment options cannot be selected for death proceeds.

  Your Contract lists a fourth and fifth option . . . however, due to tax law considerations, these options are not available on a fixed or variable basis.

                           FEDERAL INCOME TAX STATUS

  The following discussion is intended as a general description of the Federal income tax aspects of the Contracts. It is not intended as tax advice. For more complete information, you should consult a qualified tax advisor.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

  The Company is taxed as a life insurance company under the Code. The Variable Account and its operations are part of the Company's total operations and are not taxed separately. Under current law no taxes are payable by the Company on the investment income and capital gains of the Variable Account. Such income and gains will be retained in the Variable Account and will not be taxable until received by the Annuitant or the Beneficiary in the form of annuity payments or other distributions.

  The Contracts provide that the Company may make a charge against the assets of the Variable Account as a reserve for taxes which may relate to the operations of the Variable Account.

TAXATION OF THE CONTRACTS

  The variable annuity contracts described in the prospectus are considered annuity contracts the taxation of which is governed by the provisions of
Section 72 of the Code. As a general proposition, Section 72 provides that Contract Owners are not subject to current taxation on increases in the value of the Contracts resulting from earnings or gains on the underlying mutual fund shares until they are received by the Annuitant or Beneficiary in the form of annuity payments. (Exceptions to this rule are discussed below under "Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment.")

  Under the general rule of Section 72, to the extent there is an "investment" in the Contract, a portion of each annuity payment is excluded from gross income as a return of such investment. The balance of each annuity payment is includible in gross income and taxable as ordinary income. In general, earnings on all contributions to the Contract and contributions made to a Contract which are deductible by the contributor will not constitute an "investment" in the Contract under Section 72.

(A) SPECIAL RULES FOR ANNUITIES PURCHASED FOR ANNUITANTS UNDER RETIREMENT PLANS QUALIFYING FOR TAX BENEFITED TREATMENT

  Set forth below is a summary of the Federal tax laws applicable to contributions to, and distributions from, retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading "Retirement Plans Offering Federal Tax Benefits." You should understand that the following summary does not include everything you need to know regarding such tax laws.

  The Code provisions and the rules and regulations thereunder regarding retirement trusts and plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A person contemplating the purchase of a Contract for use with a retirement plan qualifying for tax benefited treatment under the Code should consult a qualified tax advisor as to all applicable Federal and state tax aspects of the Contracts and, if applicable, as to the suitability of the Contracts as investments under ERISA.

(i) Plan Contribution Limitations

  Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations which will better assist the Annuitant in calculating the exclusion allowance and other limitations to which he or she may be subject for any given tax year. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) taxes.

IRAS, SEPS, SARSEPS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 1998, the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $30,000 and $40,000 for an individual, between $50,000 and $60,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs and SARSEPs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are currently limited to the lesser of 15% of compensation (generally up to $160,000 for 1998) or $30,000. For more information concerning the contributions to IRAs, SEPs and SARSEPs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of certain distributions (as defined in the Code) from a Qualified Plan.

ROTH IRAS

  The Company intends to make a Roth IRA available under this Contract, subject to the following limitations.

  Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. To use the Contract in connection with a Roth IRA, you must have an existing Contract that was issued in connection with an IRA.

SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $8,000. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a
Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

(ii) Distributions from the Contract

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, ROTH IRAS, SEPS, SARSEPS AND GOVERNMENTAL
PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment" in the Contract, a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a qualified domestic relations order. In the case of IRAs, SEPs and SARSEPs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over the life (or life expectancy) of the Beneficiary. Except under a Roth IRA, if the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions must commence by the later of April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement. In the case of a Qualified Plan or a Governmental Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP and SARSEPs), Qualified Plans, TSA Plans and Governmental Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the Contract Owner's death.

  Other restrictions with respect to election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus.

(B) SPECIAL RULES FOR ANNUITIES USED BY INDIVIDUALS OR WITH PLANS AND TRUSTS NOT QUALIFYING UNDER THE CODE FOR TAX BENEFITED TREATMENT

  For a Contract held by an individual, any increase in the accumulated value of the Contract is not taxable until amounts are received, either in the form of annuity payments as contemplated by the Contract or in a full or partial lump sum settlement of the Company's obligations to the Contract Owner.

  Under Section 72(u) of the Code, however, Contracts held by other than a natural person (i.e. those held by a corporation or certain trusts) generally will not be treated as an annuity contract for Federal income tax purposes. This means a Contract Owner who is not a natural person will have to include in income any increase during the taxable year in the accumulated value over the investment in the Contract.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations. Failure to do so means the variable annuity contracts described herein will cease to qualify as annuities for Federal income tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury, and the Company believes it complies fully with these requirements.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor [i.e., the Contract Owner], rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

  The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Any amount received in a surrender of all or part of the Contract Value (including an amount received as a systematic withdrawal) prior to annuitization will be included in gross income to the extent of any increases in the value of the Contract resulting from earnings or gains on the underlying mutual fund shares.

  The Code also imposes a ten percent penalty tax on amounts received under a Contract, before or after annuitization, which are includible in gross income. The penalty tax will not apply to any amount received under the Contract (1) after the Contract Owner has attained age 59 1/2, (2) after the death of the Contract Owner, (3) after the Contract Owner has become totally and permanently disabled, (4) as one of a series of substantially equal periodic payments made for the life (or life expectancy) of the Contract Owner or the joint lives (or life expectancies) of the Contract Owner and a Beneficiary,
(5) if the Contract is purchased under certain types of retirement plans or arrangements, (6) allocable to investments in the Contract before August 14, 1982, or (7) if the Contract is an immediate annuity contract.

  In the calculation of any increase in value for contracts entered into after October 4, 1988, all annuity contracts issued by the Company or its affiliates to the same Contract Owner within a calendar year will be treated as one contract.

  If the Contract Owner or Annuitant dies, the tax law requires certain distributions from the Contract. (See "Payment on Death Prior to Annuitization.") Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Contract Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

TAX WITHHOLDING

  The Code and the laws of certain states require tax withholding on distributions made under annuity contracts, unless the recipient has made an election not to have any amount withheld. The Company provides recipients with an opportunity to instruct it as to whether taxes are to be withheld.

POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

  The Company intends to restrict transfers of Contract Value into the Fixed Account in the following circumstances: (1) for the remainder of a Contract Year if an amount is transferred out of the Fixed Account in that same Contract Year; (2) if the interest rate which would be credited to the transferred amount would be equivalent to an annual effective rate of 3% or 4.5% (whichever is the minimum guaranteed Fixed Account interest rate for your Contract) or (3) if the total Contract Value in the Fixed Account equals or exceeds a maximum amount established by the Company.

                              MISCELLANEOUS

  The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to

IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

  Like all financial services providers, NELICO utilizes systems that may be affected by Year 2000 transition issues, and it relies on a number of third parties including banks, custodians, and investment managers, that also may be affected. NELICO and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on NELICO. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. NELICO currently anticipates that its system will be Year 2000 compliant on or about December 31, 1998, with systems testing and compliance verification to follow. There can, however, be no assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Variable Account attributable to Year 2000 transition.

                    INVESTMENT EXPERIENCE INFORMATION

  The Company may advertise performance by illustrating hypothetical average annual total returns for each sub-account of the Variable Account, based on the actual investment experience of the Eligible Funds since their inception and for the year-to-date, one, three, five and ten year periods ending with the date of the illustration. Such performance information will be accompanied by SEC standard performance information for each sub-account, based on the actual investment experience of the sub-account since its inception and for the one, five and ten year periods ending with the date of the information shown.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                              ZENITH ACCUMULATOR
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                               MAY 1, 1998

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 1998 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
History...................................................................  II-3
Services Relating to the Variable Account and the Contracts...............  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-23
Annuity Payments.......................................................... II-23
Hypothetical Illustrations of Annuity Income Payouts...................... II-25
Historical Illustrations of Annuity Income Payouts........................ II-28
Experts................................................................... II-31
Legal Matters............................................................. II-31
Appendix A................................................................ II-32
Financial Statements......................................................   F-1

                                    HISTORY

  The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

  Auditors. Deloitte & Touche LLP, located at 125 Summer Street, Boston, Massachusetts 02110, conducts an annual audit of the Variable Account's financial statements.

  Administrative Services Agreement. Pursuant to an administrative services agreement between New England Life Insurance Company ("NELICO") and the Company, NELICO serves as the Designated Office for servicing the Contracts and performs certain other administrative services for the Company relating to the Variable Account and the Contracts. NELICO is compensated for these services based on the expenses it incurs in providing them. NELICO was a wholly-owned subsidiary of New England Mutual Life Insurance Company before it merged into the Company, and became a subsidiary of the Company as a result of the merger. For services rendered, the Company paid NELICO $4,461,228.08, for the period August 30, 1996 to December 31, 1996, and $13,017,919.74 for the one-year period ended December 31, 1997.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and are sold by NELICO's life insurance agents and insurance brokers who are registered representatives of New England Securities. Contracts also may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities. The Company pays commissions, none of which are retained by New England Securities, to the registered representatives involved in selling Contracts. For the years ended December 31, 1995, 1996 and 1997 the Company paid commissions in the amount of $5,203,001.05, $5,927,575.34 and $5,719,756.22, respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in the Company's promotional literature. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature of the Contract and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

  The tables below illustrate hypothetical average annual total returns for each sub-account for the periods shown, based on the actual investment experience of the sub-accounts, and the Eligible Funds during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Growth and Income and Goldman Sachs Midcap Value (formerly the Loomis Sayles Avanti Growth) Series commenced operations on April 30, 1993. The Equity-Income Portfolio commenced operations on October 9, 1986, and the Overseas Portfolio commenced operations on January 28, 1987. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The other Zenith Fund Series (Loomis Sayles Balanced, Morgan Stanley International Magnum Equity, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government) commenced operations on October 31, 1994.

  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charges, which apply in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 1997 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 1997 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 1997. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

  Sub-account average total return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the sub-account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availablity of the corresponding sub-account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                 SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Loomis Sayles Small Cap Series:

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year..............................................................  13.7%
     Since Inception of the Sub-Account..................................  15.6%

  For purchase payment allocated to the Morgan Stanley International Magnum
Equity Series:*

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year.............................................................. -10.7%
     Since Inception of the Sub-Account..................................  -1.4%

--------

* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

  For purchase payment allocated to the Overseas Portfolio:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  1.3%
     Since Inception of the Sub-Account...................................  4.6%

  For purchase payment allocated to the Alger Equity Growth Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 14.4%
     Since Inception of the Sub-Account................................... 19.2%

  For purchase payment allocated to the Capital Growth Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 12.4%
     5 Years.............................................................. 12.1%
     Since Inception of the Sub-Account................................... 12.5%

  For purchase payment allocated to the Goldman Sachs Midcap Value Series**:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  6.7%
     Since Inception of the Sub-Account...................................  9.8%

  For purchase payment allocated to the Davis Venture Value Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 21.8%
     Since Inception of the Sub-Account................................... 23.6%

  For purchase payment allocated to the Westpeak Growth and Income Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 21.7%
     Since Inception of the Sub-Account................................... 14.8%

  For purchase payment allocated to the Equity-Income Portfolio:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 16.7%
     Since Inception of the Sub-Account................................... 14.3%

  For purchase payment allocated to the Loomis Sayles Balanced Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  5.6%
     Since Inception of the Sub-Account................................... 12.2%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................   .8%
     Since Inception of the Sub-Account...................................  7.7%

--------

** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  For purchase payment allocated to the Back Bay Advisors Bond Income Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................   .7%
     5 Years..............................................................  3.9%
     Since Inception of the Sub-Account...................................  5.9%

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... -1.6%
     Since Inception of the Sub-Account...................................  2.8%

  For purchase payment allocated to the Back Bay Advisors Money Market Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... -4.5%
     5 Years..............................................................  -.5%
     Since Inception of the Sub-Account...................................  1.4%

              FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES

  For purchase payment allocated to the Loomis Sayles Small Cap Series:

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year..............................................................  13.7%
     Since Inception of the Fund.........................................  15.6%

  For purchase payment allocated to the Morgan Stanley International Magnum
Equity Series:*

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year.............................................................. -10.7%
     Since Inception of the Fund.........................................  -1.4%

  For purchase payment allocated to the Overseas Portfolio:

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year..............................................................   1.3%
     5 Years.............................................................   9.5%
     10 Years............................................................   5.7%
     Since Inception of the Fund.........................................   4.0%

  For purchase payment allocated to the Alger Equity Growth Series:

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year..............................................................  14.4%
     Since Inception of the Fund.........................................  19.2%

--------
* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

  For purchase payment allocated to the Capital Growth Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 12.4%
     5 Years.............................................................. 12.1%
     10 Years............................................................. 10.0%
     Since Inception of the Fund.......................................... 20.7%

  For purchase payment allocated to the Goldman Sachs Midcap Value Series:**

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  6.7%
     Since Inception of the Fund.......................................... 11.6%

  For purchase payment allocated to the Davis Venture Value Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 21.8%
     Since Inception of the Fund.......................................... 23.6%

  For purchase payment allocated to the Westpeak Growth and Income Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 21.7%
     Since Inception of the Fund.......................................... 15.8%

  For purchase payment allocated to the Equity-Income Portfolio:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 16.7%
     5 Years.............................................................. 15.3%
     10 Years............................................................. 13.1%
     Since Inception of the Fund.......................................... 10.9%

  For purchase payment allocated to the Loomis Sayles Balanced Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  5.6%
     Since Inception of the Fund.......................................... 12.2%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................   .8%
     Since Inception of the Fund..........................................  7.7%

  For purchase payment allocated to the Back Bay Advisors Bond Income Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................   .7%
     5 Years..............................................................  3.9%
     10 Years.............................................................  6.1%
     Since Inception of the Fund..........................................  7.0%

--------

** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... -1.6%
     Since Inception of the Fund..........................................  2.8%

  For purchase payment allocated to the Back Bay Advisors Money Market Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... -4.5%
     5 Years..............................................................  -.5%
     10 Years.............................................................  1.7%
     Since Inception of the Fund..........................................  2.7%

  Information is available illustrating the impact of fund performance on annuity payouts. For examples, see "Historical Illustrations of Annuity Income Payments" and "Hypothetical Illustrations of Annuity Income Payments" in this Statement of Additional Information.

  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 1997 for the sub-account investing in the Capital Growth Series based on the assumptions used in the above table. The units column below shows the number of accumulation units hypothetically purchased by the investment in the Capital Growth Series in the first year (assuming that no premium tax is deducted). The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                        UNIT    CONTRACT  SURRENDER ANNUAL TOTAL
DATE                          UNITS     VALUE     VALUE     VALUE      RETURN
----                         -------- --------- --------- --------- ------------
December 31, 1992........... 125.3436  7.978068 $1,000.00
December 31, 1993........... 122.0281  9.049554  1,104.30 $1,044.67     4.47%
December 31, 1994........... 118.4129  8.297578    982.54    933.90    -3.36%
December 31, 1995........... 115.7582 11.300017  1,308.07  1,249.21     7.70%
December 31, 1996........... 113.5352 13.496435  1,532.32  1,470.26    10.12%
December 31, 1997........... 111.7107 16.441932  1,836.74  1,770.62    12.10%

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment for a Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: September 1, 1983 in the case of the Back Bay Advisors Money Market, Back Bay Advisors Bond Income and Capital Growth Series; November 1, 1986 in the case of the Equity-Income Portfolio; February 1, 1987 in the case of the Overseas Portfolio; May 1, 1993 in the case of the Westpeak Growth and Income and Goldman Sachs Midcap Value Series; May 2, 1994 in the case of the Loomis Sayles Small Cap Series; and November 1, 1994 for the other Zenith Fund Series. The figures shown do not reflect the deduction of any premium tax charge. During the period when the Contingent Deferred Sales Charge applies, the percentage return on surrender value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on surrender value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and surrender value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted.

  In the second and third charts, the difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted.

                   $10,000 SINGLE PURCHASE PAYMENT CONTRACT
    ISSUED SEPTEMBER 1, 1983 (FOR SUB-ACCOUNTS INVESTING IN CAPITAL GROWTH,
       BACK BAY ADVISORS BOND INCOME AND BACK BAY ADVISORS MONEY MARKET) (EQUITY-INCOME: NOVEMBER 1, 1986 AND OVERSEAS: FEBRUARY 1, 1987)

  (WESTPEAK GROWTH AND INCOME AND GOLDMAN SACHS MIDCAP VALUE(3): MAY 1, 1993)

                    (LOOMIS SAYLES SMALL CAP: MAY 2, 1994)
                 (OTHER ZENITH FUND SERIES: NOVEMBER 1, 1994)
                              INVESTMENT RESULTS

                                                                                           CONTRACT VALUE(1)
                    ------------------------------------------------------------------------------------------------------
                                  MORGAN
                      LOOMIS      STANLEY                                       GOLDMAN               WESTPEAK
                      SAYLES   INTERNATIONAL              ALGER                  SACHS      DAVIS      GROWTH
                      SMALL       MAGNUM                  EQUITY     CAPITAL     MIDCAP    VENTURE      AND      EQUITY-
                       CAP       EQUITY(2)    OVERSEAS    GROWTH     GROWTH     VALUE(3)    VALUE      INCOME     INCOME
                    ---------- ------------- ---------- ---------- ----------- ---------- ---------- ---------- ----------
 As of December
 31:
  1983............                                                 $ 10,470.12
  1984............                                                   10,237.14
  1985............                                                   16,941.91
  1986............                                                   32,599.29                                  $ 9,888.64
  1987............                           $ 9,345.49              49,087.62                                    9,615.25
  1988............                             9,936.28              44,141.97                                   11,611.24
  1989............                            12,343.46              56,919.65                                   13,412.67
  1990............                            11,945.10              54,170.04                                   11,176.22
  1991............                            12,695.83              82,262.43                                   14,462.11
  1992............                            11,156.05              76,212.70                                   16,645.30
  1993............                            15,078.13              86,417.09 $11,370.39            $11,321.11  19,396.57
  1994............  $ 9,590.97  $10,237.83    15,104.86 $ 9,695.00   79,208.42  11,157.06 $ 9,628.96  11,004.57  20,460.15
  1995............   12,156.37   10,698.65    16,311.44  14,193.96  107,838.80  14,313.48  13,201.25  14,780.39  27,238.96
  1996............   15,637.59   11,227.90    18,185.02  15,815.91  128,763.66  16,574.48  16,356.09  17,185.98  30,677.47
  1997............   19,225.09   10,904.04    19,981.29  19,572.63  156,835.46  19,149.94  21,511.40  22,593.88  38,742.01
                                                                                           SURRENDER VALUE(1)
                    ------------------------------------------------------------------------------------------------------
                                  MORGAN
                      LOOMIS      STANLEY                                       GOLDMAN               WESTPEAK
                      SAYLES   INTERNATIONAL              ALGER                  SACHS      DAVIS      GROWTH
                      SMALL       MAGNUM                  EQUITY     CAPITAL     MIDCAP    VENTURE      AND      EQUITY-
                       CAP       EQUITY(2)    OVERSEAS    GROWTH     GROWTH     VALUE(3)    VALUE      INCOME     INCOME
                    ---------- ------------- ---------- ---------- ----------- ---------- ---------- ---------- ----------
 As of December
 31:
  1983............                                                 $  9,847.62
  1984............                                                    9,674.33
  1985............                                                   16,131.91
  1986............                                                   31,789.29                                  $ 9,305.15
  1987............                           $ 8,771.28              48,277.62                                    9,091.03
  1988............                             9,372.22              43,331.97                                   11,031.48
  1989............                            11,704.96              56,109.65                                   12,804.10
  1990............                            11,380.07              53,360.04                                   10,718.58
  1991............                            12,154.15              81,452.43                                   13,936.47
  1992............                            10,726.94              75,516.79                                   16,115.97
  1993............                            14,575.67              86,407.09 $10,685.22            $10,638.82  18,867.86
  1994............  $ 9,012.40  $ 9,633.91    14,669.53 $ 9,122.84   79,198.42  10,534.58 $ 9,060.66  10,390.32  20,086.86
  1995............   11,482.43   10,115.92    15,990.34  13,422.49  107,828.80  13,584.96  12,483.38  14,028.76  26,988.81
  1996............   14,846.03   10,667.11    17,993.85  15,028.03  128,753.66  15,808.63  15,551.09  16,392.61  30,672.47
  1997............   18,407.59   10,408.36    19,953.79  18,767.63  156,825.48  18,354.37  20,706.40  21,773.88  38,737.01
                                  SALOMON
                                 BROTHERS     BACK BAY   SALOMON    BACK BAY
                      LOOMIS     STRATEGIC    ADVISORS   BROTHERS   ADVISORS
                      SAYLES       BOND         BOND       U.S.      MONEY
                     BALANCED  OPPORTUNITIES   INCOME   GOVERNMENT   MARKET
                    ---------- ------------- ---------- ---------- ----------
 As of December
 31:
  1983............                           $10,339.37            $10,258.59
  1984............                            11,453.64             11,175.34
  1985............                            13,388.01             11,905.86
  1986............                            15,137.25             12,514.94
  1987............                            15,242.29             13,122.50
  1988............                            16,265.40             13,889.20
  1989............                            17,990.50             14,941.00
  1990............                            19,151.95             15,916.76
  1991............                            22,256.25             16,648.66
  1992............                            23,722.98             17,018.47
  1993............                            26,326.49             17,259.12
  1994............  $ 9,968.28  $ 9,838.87    25,071.19 $10,038.07  17,674.12
  1995............   12,242.06   11,557.83    29,948.07  11,360.92  18,401.19
  1996............   14,087.95   13,008.06    30,873.63  11,548.68  19,053.28
  1997............   16,117.12   14,224.45    33,745.25  12,328.54  19,770.95
                                  SALOMON
                                 BROTHERS     BACK BAY   SALOMON    BACK BAY
                      LOOMIS     STRATEGIC    ADVISORS   BROTHERS   ADVISORS
                      SAYLES       BOND         BOND       U.S.      MONEY
                     BALANCED  OPPORTUNITIES   INCOME   GOVERNMENT   MARKET
                    ---------- ------------- ---------- ---------- ----------
 As of December
 31:
  1983............                           $ 9,724.51            $ 9,648.46
  1984............                            10,825.14             10,561.87
  1985............                            12,715.30             11,306.52
  1986............                            14,446.07             11,941.77
  1987............                            14,614.97             12,581.04
  1988............                            15,669.85             13,379.19
  1989............                            17,413.80             14,460.36
  1990............                            18,624.85             15,477.01
  1991............                            21,845.84             16,338.98
  1992............                            23,499.47             16,855.30
  1993............                            26,316.49             17,249.12
  1994............  $ 9,380.13  $ 9,258.29    25,061.19 $ 9,445.85  17,664.12
  1995............   11,575.99   10,928.71    29,938.07  10,742.43  18,391.19
  1996............   13,385.59   12,359.16    30,863.63  10,972.02  19,043.28
  1997............   15,386.85   13,579.35    33,735.25  11,768.76  19,760.95

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                                        MORGAN
                            LOOMIS      STANLEY                                      GOLDMAN
                            SAYLES   INTERNATIONAL              ALGER                 SACHS     DAVIS
                            SMALL       MAGNUM                 EQUITY     CAPITAL     MIDCAP   VENTURE
                             CAP       EQUITY(2)   OVERSEAS    GROWTH      GROWTH    VALUE(3)   VALUE
                          ---------- ------------- -------- ------------- --------  ---------- --------
As of December 31:
 1983...................                                                      4.70%
 1984...................                                                     -2.23
 1985...................                                                     65.49
 1986...................                                                     92.42
 1987...................                             -6.55%                  50.58
 1988...................                              6.32                  -10.08
 1989...................                             24.23                   28.95
 1990...................                             -3.23                   -4.83
 1991...................                              6.28                   51.86
 1992...................                            -12.13                   -7.35
 1993...................                             35.16                   13.39    13.70%
 1994...................     -4.09%       2.38%       0.18      -3.05%       -8.34    -1.88      -3.71%
 1995...................     26.75        4.50        7.99      46.40        36.15    28.29      37.10
 1996...................     28.64        4.95       11.49      11.43        19.40    15.80      23.90
 1997...................     22.94       -2.88        9.88      23.75        21.80    15.54      31.52
Cumulative Return.......     92.25        9.04       99.81      95.73     1,468.35    91.50     115.11
Annual Effective Rate of
 Return.................     19.52        2.77        6.55      23.64        21.18    14.93      27.39
                                                               SALOMON
                                                              BROTHERS    BACK BAY   SALOMON   BACK BAY
                           WESTPEAK                 LOOMIS    STRATEGIC   ADVISORS   BROTHERS  ADVISORS
                            GROWTH      EQUITY-     SAYLES      BOND        BOND       U.S.     MONEY
                          AND INCOME    INCOME     BALANCED OPPORTUNITIES  INCOME   GOVERNMENT  MARKET
                          ---------- ------------- -------- ------------- --------  ---------- --------
As of December 31:
 1983...................                                                      3.39%               2.59%
 1984...................                                                     10.78                8.94
 1985...................                                                     16.89                6.54
 1986...................                 -1.11%                              13.07                5.12
 1987...................                 -2.76                                0.69                4.85
 1988...................                 20.76                                6.71                5.84
 1989...................                 15.51                               10.61                7.57
 1990...................                -16.67                                6.46                6.53
 1991...................                 29.40                               16.21                4.60
 1992...................                 15.10                                6.59                2.22
 1993...................     13.21%      16.53                               10.97                1.41
 1994...................     -2.80        5.48       -0.32%     -1.61%       -4.77     0.38%      2.40
 1995...................     34.31       33.13       22.81      17.47        19.45    13.18       4.11
 1996...................     16.28       12.62       15.08      12.55         3.09     1.65       3.54
 1997...................     31.47       26.29       14.40       9.35         9.30     6.75       3.77
Cumulative Return.......    125.94      287.42       61.17      42.24       237.45    23.29      97.71
Annual Effective Rate of
 Return.................     19.08       12.90       16.28      11.78         8.86     6.84       4.87

                                                              LEHMAN
                                                           INTERMEDIATE
                                                           GOVERNMENT/
                                      DOW JONES  S&P 500    CORPORATE   CONSUMER
                                      INDUSTRIAL  STOCK        BOND      PRICE
                                      AVERAGE(4) INDEX(5)    INDEX(6)   INDEX(7)
                                      ---------- --------  ------------ --------
As of December 31:
 1983...............................       5.11%     1.79%      4.51%     1.07%
 1984...............................       1.35      6.27      14.37      3.95
 1985...............................      33.62     31.73      18.06      3.77
 1986...............................      27.25     18.66      13.13      1.13
 1987...............................       5.55      5.25       3.66      4.41
 1988...............................      16.21     16.61       6.67      4.42
 1989...............................      32.24     31.69      12.77      4.65
 1990...............................       -.54     -3.10       9.16      6.11
 1991...............................      24.25     30.47      14.62      3.06
 1992...............................       7.40      7.62       7.17      2.90
 1993...............................      16.97     10.08       8.79      2.75
 1994...............................       5.02      1.32      -1.93      2.67
 1995...............................      36.94     37.58      15.33      2.54
 1996...............................      28.91     22.96       4.05      3.32
 1997...............................      24.91     33.36       7.87      1.83
Cumulative Return...................   1,166.71  1,026.38     283.07     65.47
Annual Effective Rate of Return.....      18.44     17.52       9.37      3.41

                 ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                                        MORGAN
                            LOOMIS      STANLEY                                      GOLDMAN
                            SAYLES   INTERNATIONAL              ALGER                 SACHS     DAVIS
                            SMALL       MAGNUM                 EQUITY     CAPITAL     MIDCAP   VENTURE
                             CAP       EQUITY(2)   OVERSEAS    GROWTH      GROWTH    VALUE(3)   VALUE
                          ---------- ------------- -------- ------------- --------  ---------- --------
As of December 31:
 1983...................                                                     -1.52%
 1984...................                                                     -1.76
 1985...................                                                     66.75
 1986...................                                                     97.06
 1987...................                            -12.29%                  51.87
 1988...................                              6.85                  -10.24
 1989...................                             24.89                   29.49
 1990...................                             -2.78                   -4.90
 1991...................                              6.80                   52.65
 1992...................                            -11.74                   -7.29
 1993...................                             35.88                   14.42     6.85%
 1994...................     -9.88%      -3.66%       0.64      -8.77%       -8.34    -1.41      -9.39%
 1995...................     27.41        5.00        9.00      47.13        36.15    28.96      37.78
 1996...................     29.29        5.45       12.53      11.96        19.41    16.37      24.57
 1997...................     23.99       -2.43       10.89      24.88        21.80    16.10      33.15
Cumulative Return.......     84.08        4.08       99.54      87.68     1,468.25    83.54     107.06
Annual Effective Rate of
 Return.................     18.11        1.27        6.54      22.01        21.17    13.89      25.86
                                                               SALOMON
                                                              BROTHERS    BACK BAY   SALOMON   BACK BAY
                           WESTPEAK                 LOOMIS    STRATEGIC   ADVISORS   BROTHERS  ADVISORS
                            GROWTH      EQUITY-     SAYLES      BOND        BOND       U.S.     MONEY
                          AND INCOME    INCOME     BALANCED OPPORTUNITIES  INCOME   GOVERNMENT  MARKET
                          ---------- ------------- -------- ------------- --------  ---------- --------
As of December 31:
 1983...................                                                     -2.75%              -3.52%
 1984...................                                                     11.32                9.47
 1985...................                                                     17.46                7.05
 1986...................                 -6.95%                              13.61                5.62
 1987...................                 -2.30                                1.17                5.35
 1988...................                 21.34                                7.22                6.34
 1989...................                 16.07                               11.13                8.08
 1990...................                -16.29                                6.95                7.03
 1991...................                 30.02                               17.29                5.57
 1992...................                 15.64                                7.57                3.16
 1993...................      6.39%      17.08                               11.99                2.34
 1994...................     -2.34        6.46       -6.20%     -7.42%       -4.77    -5.54%      2.41
 1995...................     35.02       34.36       23.41      18.04        19.46    13.73       4.12
 1996...................     16.85       13.65       15.63      13.09         3.09     2.14       3.55
 1997...................     32.83       26.29       14.95       9.87         9.30     7.26       3.77
Cumulative Return.......    117.74      287.37       53.87      35.79       237.35    17.69      97.61
Annual Effective Rate of
 Return.................     18.14       12.90       14.59      10.15         8.85     5.28       4.87

                                                              LEHMAN
                                                           INTERMEDIATE
                                                           GOVERNMENT/
                                      DOW JONES  S&P 500    CORPORATE   CONSUMER
                                      INDUSTRIAL  STOCK        BOND      PRICE
                                      AVERAGE(4) INDEX(5)    INDEX(6)   INDEX(7)
                                      ---------- --------  ------------ --------
As of December 31:
 1983...............................       5.11%     1.79%      4.51%     1.07%
 1984...............................       1.35      6.27      14.37      3.95
 1985...............................      33.62     31.73      18.06      3.77
 1986...............................      27.25     18.66      13.13      1.13
 1987...............................       5.55      5.25       3.66      4.41
 1988...............................      16.21     16.61       6.67      4.42
 1989...............................      32.24     31.69      12.77      4.65
 1990...............................       -.54     -3.10       9.16      6.11
 1991...............................      24.25     30.47      14.62      3.06
 1992...............................       7.40      7.62       7.17      2.90
 1993...............................      16.97     10.08       8.79      2.75
 1994...............................       5.02      1.32      -1.93      2.67
 1995...............................      36.94     37.58      15.35      2.54
 1996...............................      28.91     22.96       4.05      3.32
 1997...............................      24.91     33.36       7.87      1.83
Cumulative Return...................   1,166.71  1,026.38     283.07     65.47
Annual Effective Rate of Return.....      18.44     17.52       9.37      3.41

--------
NOTES:

(1) The Contract Value, surrender value and annual percentage change figures assume reinvestment of dividends and capital gain distributions. The Contract Value figures are net of all deductions and expenses except premium tax. Each surrender value shown equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge. (See "Administration Charges, Contingent Deferred Sales and Other Deductions.") 1983 figures for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are from September 1 through December 31, 1983. The 1986 figure for the Equity-Income Portfolio is from November 1, 1986 through December 31, 1986; the 1987 figure for the Overseas Portfolio is from February 1, 1987 through December 31, 1987. The 1993 figures for the Goldman Sachs Midcap Value and Westpeak Growth and Income Series are from May 1, 1993 through December 31, 1993. The 1994 figure for the Loomis Sayles Small Cap Series is from May 2, 1994 through December 31, 1994. The 1994 figures for the other Zenith Fund Series are from November 1, 1994 through December 31, 1994.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

(4) The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(5) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(6) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/ Corporate Bond Index covering all issues with maturities between 1 and 10 years which is comprised of taxable, publicly issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman Index that is comprised of taxable, fixed rate publicly issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.

(7) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $100 monthly investment in each of the Eligible Funds if monthly purchase payments for a Contract had been made on the first day of each month starting with September 1, 1983 for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series; November 1, 1986 for the Equity-Income Portfolio; February 1, 1987 for the Overseas Portfolio; May 1, 1993 for the Goldman Sachs Midcap Value and Westpeak Growth and Income Series; May 2, 1994 for the Loomis Sayles Small Cap Series; and November 1, 1994 for the other six Zenith Fund Series. The figures shown do not reflect the deduction of any premium tax charge, and only surrender values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary as a result of the $30 Administration Contract Charge, as described in the illustrations of average annual total return. The Contract Value and the surrender value are calculated according to the methods described in the preceding examples. The annual effective rate of return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and surrender value illustrated on December 31, 1997. In other words, the annual effective rate of return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the contract value or surrender value on the ending date of the illustration.

                              INVESTMENT RESULTS

  SEPTEMBER 1, 1983--DECEMBER 31, 1997 (CAPITAL GROWTH, BOND INCOME AND MONEY
                              MARKET SERIES)

 (NOVEMBER 1, 1986--DECEMBER 31, 1997 FOR EQUITY-INCOME PORTFOLIO AND FEBRUARY
            1, 1987--DECEMBER 31, 1997 FOR OVERSEAS PORTFOLIO)

   (MAY 2, 1994--DECEMBER 31, 1997 FOR LOOMIS SAYLES SMALL CAP SERIES)

  (NOVEMBER 1, 1994--DECEMBER 31, 1997 FOR ALL OTHER ZENITH FUND SERIES)

                   CUMULATIVE
                   PAYMENTS(1)
                   -----------
As of December
31:
 1983............    $   400
 1984............      1,600
 1985............      2,800
 1986............      4,000
 1987............      5,200
 1988............      6,400
 1989............      7,600
 1990............      8,800
 1991............     10,000
 1992............     11,200
 1993............     12,400
 1994............     13,600
 1995............     14,800
 1996............     16,000
 1997............     17,200
Annual Effective
Rate of Return...
                                                                                         CONTRACT VALUE
                   ---------------------------------------------------------------------------------------------------------
                                 MORGAN
                    LOOMIS       STANLEY                                        GOLDMAN              WESTPEAK
                    SAYLES    INTERNATIONAL               ALGER                  SACHS      DAVIS     GROWTH
                     SMALL       MAGNUM                  EQUITY     CAPITAL     MIDCAP     VENTURE      AND      EQUITY-
                      CAP       EQUITY(2)    OVERSEAS    GROWTH      GROWTH    VALUE(3)     VALUE     INCOME      INCOME
                   ---------- ------------- ----------- ---------- ----------- ---------- ---------- ---------- -----------
As of December
31:
 1983............                                                  $   409.40
 1984............                                                    1,648.95
 1985............                                                    4,277.11
 1986............                                                    9,765.58                                   $   195.78
 1987............                           $ 1,007.13              15,890.14                                     1,215.08
 1988............                             2,306.86              15,451.37                                     2,714.98
 1989............                             4,229.80              21,215.12                                     4,346.48
 1990............                             5,222.71              21,316.48                                     4,721.63
 1991............                             6,778.08              33,833.21                                     7,427.49
 1992............                             7,031.68              32,549.81                                     9,840.29
 1993............                            10,872.84              38,177.72  $  848.90             $  848.38   12,731.03
 1994............  $  782.65    $  204.56    12,048.05  $  199.08   36,110.66   2,021.49  $  197.97   2,002.46   14,650.43
 1995............   2,337.57     1,436.32    14,272.33   1,671.74   50,536.57   3,907.29   1,632.30   4,059.83   20,892.48
 1996............   4,363.73     2,706.36    17,185.14   3,119.42   61,680.44   5,786.10   3,373.37   6,026.98   24,811.34
 1997............   6,686.43     3,767.74    20,101.70   5,139.40   76,386.05   7,957.27   5,782.92   9,279.81   32,682.67
Annual Effective
Rate of Return...      23.38%        -.52%        7.58%     19.45%      18.88%     15.07%     27.53%     21.87%      15.10%



                     -------------------------------------------------------------

                                   SALOMON      BACK BAY    SALOMON     BACK BAY
                      LOOMIS       BROTHERS     ADVISORS    BROTHERS    ADVISORS
                      SAYLES    STRATEGIC BOND    BOND        U.S.       MONEY
                     BALANCED   OPPORTUNITIES    INCOME    GOVERNMENT    MARKET
                     ---------- -------------- ----------- ----------- -----------
As of December
31:
 1983............                              $   405.13              $   406.44
 1984............                                1,720.27                1,673.57
 1985............                                3,304.19                2,999.59
 1986............                                4,982.85                4,362.45
 1987............                                6,208.12                5,788.99
 1988............                                7,835.43                7,350.98
 1989............                                9,915.71                9,142.45
 1990............                               11,807.13               10,970.63
 1991............                               15,037.48               12,694.15
 1992............                               17,272.18               14,182.75
 1993............                               20,405.31               15,588.48
 1994............    $  200.89    $  196.89     20,609.31  $  200.97    17,179.87
 1995............     1,543.68     1,507.66     25,924.91   1,476.06    19,112.88
 1996............     3,072.43     2,953.92     27,970.49   2,704.81    21,015.28
 1997............     4,784.73     4,468.88     31,839.31   4,116.70    23,035.65
Annual Effective
Rate of Return...        14.68%       10.22%         8.14%      4.99%        3.95%

----

(1) Cumulative payments as of December 31, 1997 would be $13,400 for Equity-Income, $13,100 for Overseas, $5,600 for Goldman Sachs Midcap Value and Westpeak Growth and Income, $4,400 for Loomis Sayles Small Cap, and $3,800 for each of the other Zenith Fund series.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998 when Goldman Sachs Asset Management became the subadviser.

                   CUMULATIVE
                   PAYMENTS(1)
                   -----------
As of December
31:
 1983............    $   400
 1984............      1,600
 1985............      2,800
 1986............      4,000
 1987............      5,200
 1988............      6,400
 1989............      7,600
 1990............      8,800
 1991............     10,000
 1992............     11,200
 1993............     12,400
 1994............     13,600
 1995............     14,800
 1996............     16,000
 1997............     17,200
Annual Effective
Rate of Return...
                                                                                        SURRENDER VALUE
                   --------------------------------------------------------------------------------------------------------
                                 MORGAN
                    LOOMIS       STANLEY                                        GOLDMAN              WESTPEAK
                    SAYLES    INTERNATIONAL               ALGER                  SACHS      DAVIS     GROWTH
                     SMALL       MAGNUM                  EQUITY     CAPITAL     MIDCAP     VENTURE      AND      EQUITY-
                      CAP       EQUITY(2)    OVERSEAS    GROWTH      GROWTH    VALUE(3)     VALUE     INCOME      INCOME
                   ---------- ------------- ----------- ---------- ----------- ---------- ---------- ---------- -----------
As of December
31:
 1983............                                                  $   375.45
 1984............                                                    1,549.91
 1985............                                                    4,055.39
 1986............                                                    9,435.58                                   $   179.32
 1987............                           $   920.71              15,464.14                                     1,144.47
 1988............                             2,154.79              14,929.37                                     2,575.59
 1989............                             3,992.93              20,597.12                                     4,145.89
 1990............                             4,960.18              20,730.94                                     4,525.41
 1991............                             6,476.07              33,214.21                                     7,155.10
 1992............                             6,751.04              32,246.86                                     9,525.32
 1993............                            10,502.85              38,167.72  $  779.24             $  778.75   12,382.29
 1994............  $  719.36    $  187.60    11,695.26  $  182.44   36,100.66   1,892.33  $  181.39   1,874.32   14,381.73
 1995............   2,193.84     1,353.76    13,987.92   1,576.47   50,526.57   3,693.88   1,539.15   3,838.86   20,699.45
 1996............   4,130.23     2,567.39    17,002.98   2,950.51   61,670.44   5,505.72   3,201.39   5,735.76   24,806.34
 1997............   6,363.04     3,593.19    20,074.20   4,903.13   76,376.05   7,615.01   5,517.69   8,883.98   32,677.67
Annual Effective
Rate of Return...      20.49%       -3.41%        7.55%     16.30%      18.88%     13.15%     24.29%     19.93%      15.09%


                  --------------------------------------------------------------

                                 SALOMON      BACK BAY    SALOMON     BACK BAY
                    LOOMIS       BROTHERS     ADVISORS    BROTHERS    ADVISORS
                    SAYLES    STRATEGIC BOND    BOND        U.S.       MONEY
                   BALANCED   OPPORTUNITIES    INCOME    GOVERNMENT    MARKET
                   ---------- -------------- ----------- ----------- -----------
As of December
31:
 1983............                            $   371.43              $   372.66
 1984............                              1,617.37                1,573.20
 1985............                              3,130.63                2,841.11
 1986............                              4,748.62                4,156.14
 1987............                              5,946.69                5,544.54
 1988............                              7,543.35                7,076.34
 1989............                              9,593.36                8,844.46
 1990............                             11,478.34               10,664.43
 1991............                             14,756.80               12,455.65
 1992............                             17,106.73               14,045.10
 1993............                             20,395.31               15,578.48
 1994............  $  184.14    $  180.37     20,599.31  $  184.22    17,169.67
 1995............   1,455.32     1,421.25     25,914.91   1,391.35    19,102.88
 1996............   2,915.35     2,802.70     27,960.49   2,565.93    21,005.28
 1997............   4,564.41     4,262.78     31,829.31   3,926.45    23,025.65
Annual Effective
Rate of Return...      11.60%        7.19%         8.13%      2.03%        3.95%

----

(1) Cumulative payments as of December 31, 1997 would be $13,400 for Equity-Income, $13,100 for Overseas, $5,600 for Goldman Sachs Midcap Value and Westpeak Growth and Income, $4,400 for Loomis Sayles Small Cap, and $3,800 for each of the other Zenith Fund series.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  As discussed in the prospectus in the third to the last paragraph of the section entitled "Investment Experience Information," the Variable Account may illustrate historical investment performance by showing the percentage change in unit value and the annual effective rate of return of each sub-account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Experience Information." The annual effective rate of return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                      LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 1994................................................   1.000000
December 31, 1994..........................................   0.959097    -4.1%
December 31, 1995..........................................   1.219226    27.1%
December 31, 1996..........................................   1.571807    28.9%
December 31, 1997..........................................   1.936137    23.2%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 8 months ended December 31, 1997....................   93.6%    19.7%
1 year ended December 31, 1997...............................   23.2%    23.2%

           MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT**

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   1.023745     2.4%
December 31, 1995..........................................   1.073005     4.8%
December 31, 1996..........................................   1.129151     5.2%
December 31, 1997..........................................   1.099535    -2.6%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................   10.0%     3.0%
1 year ended December 31, 1997...............................   -2.6%    -2.6%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.
** The Morgan Stanley International Magnum Equity Series' subadviser was
   Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

                              OVERSEAS SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
January 28, 1987...........................................   1.000000
December 31, 1987..........................................   0.934480    -6.6%
December 31, 1988..........................................   0.996890     6.7%
December 31, 1989..........................................   1.242056    24.6%
December 31, 1990..........................................   1.204901    -3.0%
December 31, 1991..........................................   1.283814     6.5%
December 31, 1992..........................................   1.130753   -11.9%
December 31, 1993..........................................   1.532303    35.5%
December 31, 1994..........................................   1.537887     0.4%
December 31, 1995..........................................   1.664159     8.2%
December 31, 1996..........................................   1.858653    11.7%
December 31, 1997..........................................   2.045625    10.1%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
10 years, 11 months ended December 31, 1997..................  104.6%     6.8%
10 years ended December 31, 1997.............................  118.9%     8.1%
5 years ended December 31, 1997..............................   80.9%    12.6%
1 year ended December 31, 1997...............................   10.1%    10.1%

                        ALGER EQUITY GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.955891   -4.4%
December 31, 1995..........................................   1.402375   46.7%
December 31, 1996..........................................   1.565675   11.6%
December 31, 1997..........................................   1.940577   23.9%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................  94.1%     23.3%
1 year ended December 31, 1997...............................  23.9%     23.9%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                          CAPITAL GROWTH SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
August 26, 1983............................................   1.000000
December 31, 1983..........................................   1.086144     8.6%
December 31, 1984..........................................   1.065136    -1.9%
December 31, 1985..........................................   1.766488    65.8%
December 31, 1986..........................................   3.402150    92.6%
December 31, 1987..........................................   5.125504    50.7%
December 31, 1988..........................................   4.612285   -10.0%
December 31, 1989..........................................   5.950283    29.0%
December 31, 1990..........................................   5.665855    -4.8%
December 31, 1991..........................................   8.607664    51.9%
December 31, 1992..........................................   7.978068    -7.3%
December 31, 1993..........................................   9.049554    13.4%
December 31, 1994..........................................   8.297578    -8.3%
December 31, 1995..........................................  11.300017    36.2%
December 31, 1996..........................................  13.496435    19.4%
December 31, 1997..........................................  16.441932    21.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
14 years, 4 months ended December 31, 1997................... 1,544.2%   21.5%
10 years ended December 31, 1997.............................   220.8%   12.4%
5 years ended December 31, 1997..............................   106.1%   15.6%
1 year ended December 31, 1997...............................    21.8%   21.8%

                 GOLDMAN SACHS MIDCAP VALUE** SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.137039   13.7%
December 31, 1994..........................................   1.118794   -1.6%
December 31, 1995..........................................   1.438865   28.6%
December 31, 1996..........................................   1.669358   16.0%
December 31, 1997..........................................   1.932280   15.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
4 years, 8 months ended December 31, 1997....................  93.2%     15.1%
1 year ended December 31, 1997...............................  15.7%     15.7%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

                        DAVIS VENTURE VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.962860   -3.7%
December 31, 1995..........................................   1.323183   37.4%
December 31, 1996..........................................   1.642613   24.1%
December 31, 1997..........................................   2.163463   31.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................  116.3%    27.6%
1 year ended December 31, 1997...............................   31.7%    31.7%

                     WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.132111   13.2%
December 31, 1994..........................................   1.103489   -2.5%
December 31, 1995..........................................   1.485762   34.6%
December 31, 1996..........................................   1.730922   16.5%
December 31, 1997..........................................   2.279329   31.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
4 years, 8 months ended December 31, 1997....................  127.9%    19.3%
1 year ended December 31, 1997...............................   31.7%    31.7%

                           EQUITY-INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 9, 1986............................................   1.000000
December 31, 1986..........................................   0.998929    -0.1%
December 31, 1987..........................................   0.974348    -2.5%
December 31, 1988..........................................   1.179618    21.1%
December 31, 1989..........................................   1.365709    15.8%
December 31, 1990..........................................   1.141297   -16.4%
December 31, 1991..........................................   1.480005    29.7%
December 31, 1992..........................................   1.706687    15.3%
December 31, 1993..........................................   1.991856    16.7%
December 31, 1994..........................................   2.104085     5.6%
December 31, 1995..........................................   2.804492    33.3%
December 31, 1996..........................................   3.161755    12.7%
December 31, 1997..........................................   3.996188    26.4%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
11 years, 2 months ended December 31, 1997...................  299.6%    13.1%
10 years ended December 31, 1997.............................  310.1%    15.2%
5 years ended December 31, 1997..............................  134.1%    18.5%
1 year ended December 31, 1997...............................   26.4%    26.4%

                       LOOMIS SAYLES BALANCED SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                           ACCUMULATION   %
    DATE                                                    UNIT VALUE  CHANGE
    ----                                                   ------------ ------
October 31, 1994..........................................   1.000000
December 31, 1994.........................................   0.996791    -0.3%
December 31, 1995.........................................   1.227281    23.1%
December 31, 1996.........................................   1.415482    15.3%
December 31, 1997.........................................   1.622453    14.6%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................   62.2%    16.5%
1 year ended December 31, 1997...............................   14.6%    14.6%

           SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.983850    -1.6%
December 31, 1995..........................................   1.158823    17.8%
December 31, 1996..........................................   1.307292    12.8%
December 31, 1997..........................................   1.432601     9.6%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................   43.3%    12.0%
1 year ended December 31, 1997...............................    9.6%     9.6%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                   BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027196     2.7%
December 31, 1984...........................................   1.141109    11.1%
December 31, 1985...........................................   1.337005    17.2%
December 31, 1986...........................................   1.514752    13.3%
December 31, 1987...........................................   1.528314     0.9%
December 31, 1988...........................................   1.633970     6.9%
December 31, 1989...........................................   1.810362    10.8%
December 31, 1990...........................................   1.930406     6.6%
December 31, 1991...........................................   2.246568    16.4%
December 31, 1992...........................................   2.397657     6.7%
December 31, 1993...........................................   2.663825    11.1%
December 31, 1994...........................................   2.539801    -4.7%
December 31, 1995...........................................   3.037039    19.6%
December 31, 1996...........................................   3.134109     3.2%
December 31, 1997...........................................   3.428788     9.4%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
14 years, 4 months ended December 31, 1997...................  242.9%     9.0%
10 years ended December 31, 1997.............................  124.4%     8.4%
5 years ended December 31, 1997..............................   43.0%     7.4%
1 year ended December 31, 1997...............................    9.4%     9.4%

                  SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
October 31, 1994............................................   1.000000
December 31, 1994...........................................   1.003770     0.4%
December 31, 1995...........................................   1.139109    13.5%
December 31, 1996...........................................   1.160957     1.9%
December 31, 1997...........................................   1.242399     7.0%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................   24.2%     7.1%
1 year ended December 31, 1997...............................    7.0%     7.0%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                   BACK BAY ADVISORS MONEY MARKEY SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027165    2.7%
December 31, 1984...........................................   1.122053    9.2%
December 31, 1985...........................................   1.198477    6.8%
December 31, 1986...........................................   1.262853    5.4%
December 31, 1987...........................................   1.327245    5.1%
December 31, 1988...........................................   1.407892    6.1%
December 31, 1989...........................................   1.517621    7.8%
December 31, 1990...........................................   1.619846    6.7%
December 31, 1991...........................................   1.697425    4.8%
December 31, 1992...........................................   1.738206    2.4%
December 31, 1993...........................................   1.765866    1.6%
December 31, 1994...........................................   1.811432    2.6%
December 31, 1995...........................................   1.889065    4.3%
December 31, 1996...........................................   1.959126    3.7%
December 31, 1997...........................................   2.036045    3.9%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
14 years, 4 months ended December 31, 1997...................  103.6%     5.1%
10 years ended December 31, 1997.............................   53.4%     4.4%
5 years ended December 31, 1997..............................   17.1%     3.2%
1 year ended December 31, 1997...............................    3.9%     3.9%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day;

    (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

    (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

  When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the payment option involves a life contingency. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

  The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  An illustration of annuity income payments under various hypothetical and historical rates appear below. The monthly equivalents of the hypothetical annual net returns of 0%, 5.71%, 6%, 8% and 10% shown in the tables at pages II-23 and II-24 are 0%, 0.46 %, 0.49%, 0.64% and 0.80%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.71%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.71%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% and the daily administrative charge which is equivalent to an annual charge of 0.40%. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of .77% of the average daily net assets of the Eligible Funds. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than .77%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.35% for mortality and expense risk and administrative charges and the assumed .77% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.12%.

  Two tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option, the second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                       ANNUITY PAY-OUT ILLUSTRATION

                          (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/98
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED FOR AGE 65: $562.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $581.00

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                  WITH AN ASSUMED RATE OF RETURN OF:
                            ----------------------------------------------
                      GROSS    0%     5.71%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ----------
 YEAR      YEAR   AGE NET**  -2.10%   3.50%    3.78%    5.74%     7.70%
-------  -------- --- ----- ----------------- -------- -------- ----------
    1      1998    65         581.00   581.00   581.00   581.00     581.00
    2      1999    66         549.59   581.00   582.56   593.56     604.55
    3      2000    67         519.87   581.00   584.13   606.39     629.05
    4      2001    68         491.76   581.00   585.71   619.49     654.55
    5      2002    69         465.18   581.00   587.26   632.88     681.08
   10      2007    74         352.31   581.00   595.23   704.29     830.76
   15      2012    79         266.82   581.00   603.29   783.76   1,013.34
   20      2017    84         202.08   581.00   611.46   872.19   1,236.04

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------

* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

                         ANNUITY PAY-OUT ILLUSTRATION
                       (50% VARIABLE--50% FIXED PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/98
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $562.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT AND 50% TO FIXED PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN:   $281.00. THE MONTHLY GUARANTEED PAYMENT OF $281.00 IS BEING
PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%       5.71%      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE NET**  -2.10%     3.50%     3.78%     5.74%     7.70%
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      1998    65         $571.50   $571.50   $571.50   $571.50   $571.50
    2      1999    66          555.79    571.50    572.28    577.78    583.27
    3      2000    67          540.94    571.50    573.07    584.19    595.53
    4      2001    68          526.88    571.50    573.85    590.75    608.28
    5      2002    69          513.59    571.50    574.64    597.44    621.54
   10      2007    74          457.15    571.50    578.62    633.15    696.38
   15      2012    79          414.41    571.50    582.64    672.88    787.67
   20      2017    84          382.04    571.50    586.73    717.10    899.02

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------

* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% and the daily administrative charge which is equivalent to an annual charge of
 .40%. The amounts shown in the tables also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, and that the Annuitant's age had increased by the time the other Eligible Funds became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. The Company offers alternative Assumed Interest Rates
(AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                 ANNUITY PAY-OUT HISTORICAL ILLUSTRATION



                          (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/98
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 65: $562.00; FOR AGE 69: $617.00; FOR AGE 75:
$720.00; AND FOR AGE 76: $739.00.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH

                 100% OF THE CONTRACT VALUE INVESTED IN:

                                   MORGAN                                   GOLDMAN            WESTPEAK
                       LOOMIS      STANLEY               ALGER               SACHS     DAVIS    GROWTH
PAYMENT  CALENDAR      SAYLES   INTERNATIONAL FIDELITY  EQUITY    CAPITAL   MIDCAP    VENTURE     AND
 YEAR      YEAR   AGE SMALL CAP    MAGNUM     OVERSEAS  GROWTH    GROWTH    VALUE**    VALUE    INCOME
-------  -------- --- --------- ------------- -------- --------- --------- --------- --------- ---------
    1      1983    65                                            $  581.00
    2      1984    66                                               601.36
    3      1985    67                                               569.73
    4      1986    68                                               912.93
    5      1987    69                         $642.00             1,698.78
    6      1988    70                          581.39             2,472.75
    7      1989    71                          599.19             2,149.71
    8      1990    72                          721.30             2,679.54
    9      1991    73                          676.06             2,465.18
   10      1992    74                          695.98             3,618.49
   11      1993    75                          592.22             3,240.10 $  747.00           $  747.00
   12      1994    76 $  765.00    $765.00     775.38  $  765.00  3,550.97    829.98 $  765.00    826.38
   13      1995    77    733.73     778.70     751.89     737.42  3,145.80    789.05    732.39    778.25
   14      1996    78    901.19     788.57     786.11   1,045.27  4,139.22    980.46    972.43  1,012.42
   15      1997    79  1,122.40     801.70     848.22   1,127.42  4,776.14  1,098.95  1,166.26  1,139.48
   16      1998    80  1,335.81     754.27     901.98   1,350.12  5,621.74  1,229.02  1,484.12  1,449.76

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1997 after giving effect to current expense caps or deferrals: 1.00% Loomis Sayles Small Cap, 1.30% Morgan Stanley International Magnum, 0.87% Alger Equity Growth, 0.85% Goldman Sachs Midcap Value, 0.90% Davis Venture Value, 0.82% Westpeak Growth and Income, 0.40% Westpeak Stock Index, 0.85% Loomis Sayles Balanced, 0.61% Back Bay Managed, 0.85% Salomon Strategic Bond Opportunities, 0.52% Back Bay Bond Income, 0.70% Salomon US Government, 0.45% Back Bay Money Market. Effective May 1, 1998 the Goldman Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets. The following expenses are for the year ended December 31, 1997 and are unaffected by expense caps or deferrals: 0.92% Fidelity Overseas, 0.67% Capital Growth, 0.58% Fidelity Equity-Income.)
-------

* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** Rates of return and Contract values and benefits shown reflect the Goldman Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets. Beginning May 1, 1998, the Series' advisory fee is .75%.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/98
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 65: $562.00; FOR AGE 68: $602.00; FOR AGE 69: $617.00; FOR AGE 76: $739.00.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH

                 100% OF THE CONTRACT VALUE INVESTED IN:

                                                                 SALOMON
                      FIDELITY  WESTPEAK   LOOMIS               STRATEGIC   BACK BAY   SALOMON   BACK BAY
PAYMENT  CALENDAR      EQUITY-    STOCK    SAYLES   BACK BAY      BOND        BOND       U.S.     MONEY
 YEAR      YEAR   AGE  INCOME     INDEX   BALANCED   MANAGED  OPPORTUNITIES  INCOME   GOVERNMENT  MARKET
-------  -------- --- --------- --------- --------- --------- ------------- --------- ---------- --------
    1      1983    65                                                       $  581.00            $581.00
    2      1984    66                                                          593.85             589.21
    3      1985    67                                                          637.34             621.82
    4      1986    68 $  626.00                                                721.50             641.71
    5      1987    69    615.48 $  642.00           $  642.00                  789.77             653.31
    6      1988    70    580.03    545.85              617.60                  769.90             663.40
    7      1989    71    678.42    605.30              644.48                  795.21             679.85
    8      1990    72    758.88    750.98              731.61                  851.26             708.06
    9      1991    73    612.74    686.15              719.75                  877.02             730.20
   10      1992    74    767.71    853.12              824.49                  986.14             739.29
   11      1993    75    855.28    872.44              838.49                1,016.77             731.38
   12      1994    76    964.44    912.49 $  765.00    884.40    $765.00     1,091.45  $765.00    717.90
   13      1995    77    984.32    879.55    758.20    833.68     748.36     1,005.44   763.51    711.52
   14      1996    78  1,267.62  1,147.99    901.95  1,043.17     851.64     1,161.63   837.15    716.92
   15      1997    79  1,380.64  1,339.89  1,004.99  1,143.60     928.18     1,158.11   824.28    718.30
   16      1998    80  1,686.00  1,692.29  1,112.99  1,379.69     982.75     1,224.15   852.27    721.25

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1997, after giving effect to current expense caps or deferrals: 1.00% Loomis Sayles Small Cap, 1.30% Morgan Stanley International Magnum, 0.87% Alger Equity Growth, 0.85% Goldman Sachs Midcap Value, 0.90% Davis Venture Value, 0.82% Westpeak Growth and Income, 0.40% Westpeak Stock Index, 0.85% Loomis Sayles Balanced, 0.61% Back Bay Managed, 0.85% Salomon Strategic Bond Opportunities, 0.52% Back Bay Bond Income, 0.70% Salomon US Government, 0.45% Back Bay Money Market. Effective May 1, 1998 the Goldman Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets. The following expenses are for the year ended December 31, 1997 and are unaffected by expense caps or deferrals: 0.92% Fidelity Overseas, 0.67% Capital Growth, 0.58% Fidelity Equity-Income.)
-------

* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** Rates of return and Contract values and benefits shown reflect the Goldman
   Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets. Beginning May 1, 1998 the Series' advisory fee is .75%.

                                    EXPERTS

  The financial statements of The New England Variable Account of Metropolitan Life Insurance Company ("MetLife") as of and for the year ended December 31, 1996, December 31, 1997, and the consolidated financial statements of Metropolitan Life Insurance Company as of December 31, 1997 and 1996, and for the three years in the period ended December 31, 1997, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (whose reports express unqualified opinions and, with respect to MetLife, includes an explanatory paragraph referring to the changes in the basis of accounting), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Christopher P. Nicholas, Associate General Counsel of the Company. Sutherland, Asbill & Brennan L.L.P., Washington, D.C., have acted as special counsel on certain matters relating to the Federal securities laws.

                                   APPENDIX A

ABC and affiliates         Fortune                    Public Broadcasting
Atlanta Constitution       Fox Newtwork and            Service
Atlanta Journal             affiliates                Quinn, Jane Bryant
Austin American            Fund Action                 (syndicated column)
 Statesman                 Hartford Courant           Registered
Baltimore Sun              Houston Chronicle           Representative
Barron's                   INC                        Research Magazine
Bond Buyer                 Indianapolis Star          Resource
Boston Business Journal    Institutional Investor     Reuters
Boston Globe               Investment Dealers         Rukeyser's Business
Boston Herald               Digest                     (syndicated column)
Broker World               Investment Vision          Sacramento Bee
Business Radio Network     Investor's Daily           San Francisco Chronicle
Business Week              Journal of Commerce        San Francisco Examiner
CBS and affiliates         Kansas City Star           San Jose Mercury
CFO                        LA Times                   Seattle Post-
Changing Times             Leckey, Andrew              Intelligencer
Chicago Sun Times           (syndicated column)       Seattle Times
Chicago Tribune            Life Association News      Smart Money
Christian Science          Miami Herald               St. Louis Post Dispatch
 Monitor                   Milwaukee Sentinel         St. Petersburg Times
Christian Science          Money                      Standard & Poor's
 Monitor News Service      Money Maker                 Outlook
Cincinnati Enquirer        Money Management Letter    Standard & Poor's Stock
Cincinnati Post            Morningstar                 Guide
CNBC                       National Public Radio      Stanger's Investment
CNN                        National Underwriter        Advisor
Columbus Dispatch          NBC and affiliates         Stockbroker's Register
Dallas Morning News        New England Business       Strategic Insight
Dallas Times-Herald        New England Cable News     Tampa Tribune
Denver Post                New Orleans Times-         Time
Des Moines Register         Picayune                  Tobias, Andrew
Detroit Free Press         New York Daily News         (syndicated column)
Donoghues Money Fund       New York Times             UPI
 Report                    Newark Star Ledger         US News and World Report
Dorfman, Dan (syndicated   Newsday                    USA Today
 column)                   Newsweek                   Value Line
Dow Jones News Service     Nightly Business Report    Wall St. Journal
Economist                  Orange County Register     Wall Street Letter
FACS of the Week           Orlando Sentinel           Wall Street Week
Financial News Network     Pension World              Washington Post
Financial Planning         Pensions and Investments   WBZ
Financial Services Week    Personal Investor          WBZ-TV
Financial World            Philadelphia Inquirer      WCVB-TV
Forbes                     Porter, Sylvia             WEEI
Fort Worth Star-Telegram    (syndicated column)       WHDH
                           Portland Oregonian         Worcester Telegram
                                                      Worth Magazine
                                                      WRKO

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of The New England Variable Account of Metropolitan Life Insurance Company:

  We have audited the accompanying statement of assets and liabilities of The New England Variable Account (comprised of Capital Growth Sub-Account, Bond Income Sub-Account, Money Market Sub-Account, Stock Index Sub-Account, Managed Sub-Account, Avanti Growth Sub-Account, Growth and Income Sub-Account (formerly Value Growth Sub-Account), Small Cap Sub-Account, U.S. Government Sub-Account, Balanced Sub-Account, Equity Growth Sub-Account, International Equity Sub-Account, Venture Value Sub-Account, Strategic Bond Opportunities Sub-Account, Equity-Income Sub-Account and Overseas Sub-Account) of Metropolitan Life Insurance Company as of December 31, 1997, and the related statements of operations and changes in net assets for the twelve months ended December 31, 1997 and 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective aforementioned sub-accounts comprising The New England Variable Account of Metropolitan Life Insurance Company as of December 31, 1997, and the results of their operations and changes in their net assets for the twelve months ended December 31, 1997 and 1996, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
April 17, 1998

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

ASSETS
Investments in sub-accounts, at value
 (Note 2)
                                          SHARES         COST      MARKET VALUE
                                       ------------- ------------ --------------
NEW ENGLAND ZENITH FUND:
 Capital Growth Series...............  1,662,289.240 $613,617,128 $  664,234,159
 Back Bay Advisors Bond Income Se-
  ries...............................  1,188,537.310  127,504,140    128,968,183
 Back Bay Advisors Money Market Se-
  ries...............................    549,784.380   54,978,438     54,978,438
 Westpeak Stock Index Series.........    388,253.970   36,205,782     60,474,438
 Back Bay Advisors Managed Series....    768,449.690  113,086,443    145,890,173
 Loomis Sayles Avanti Growth Series..    273,599.560   38,400,858     46,673,349
 Westpeak Growth and Income Series...    385,324.000   55,292,004     69,346,759
 Loomis Sayles Small Cap Series......    481,362.360   68,942,911     76,498,106
 Salomon Brothers U. S. Government
  Series ............................    963,298.370   10,792,858     10,721,511
 Loomis Sayles Balanced Series ......  3,159,421.550   41,231,278     46,949,004
 Alger Equity Growth Series..........  4,912,543.890   72,239,584     86,559,023
 Morgan Stanley International Magnum
  Equity Series......................  1,750,019.850   19,055,775     19,005,216
 Davis Venture Value Series..........  5,625,578.990   87,353,660    117,012,043
 Salomon Brothers Strategic Bond Op-
  portunities Series.................  2,765,031.770   32,423,183     33,208,032
VARIABLE INSURANCE PRODUCTS FUND:
 Equity-Income Portfolio.............  7,451,499.500  132,014,093    180,922,408
 Overseas Portfolio..................  4,841,789.170   84,048,286     92,962,352
Total investments in sub-accounts, at value.....................   1,834,403,194
Dividends receivable............................................         254,587
                                                                  --------------
   Total assets.................................................   1,834,657,781
LIABILITIES
Due to Metropolitan Life Insurance Company......................       2,160,488
                                                                  --------------
NET ASSETS......................................................  $1,832,497,293
                                                                  ==============
CONTRACT OWNERS' EQUITY
Owners of annuity contracts.....................................  $1,824,884,488
Annuity reserves (Note 2).......................................       7,612,805
                                                                  --------------
   TOTAL FOR VARIABLE ANNUITY CONTRACTS.........................  $1,832,497,293
                                                                  ==============

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                    METROPOLITAN LIFE LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1997

                                                 MONEY                              AVANTI
                      CAPITAL        BOND        MARKET      STOCK                  GROWTH     GROWTH       SMALL       U.S.
                       GROWTH       INCOME        SUB-       INDEX      MANAGED      SUB-    AND INCOME      CAP     GOVERNMENT
                    SUB-ACCOUNT   SUB-ACCOUNT   ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- ----------- -----------
INCOME:
 Dividends........  $161,763,220  $ 9,529,570  $3,197,674 $ 1,024,357 $17,220,110 $3,704,356 $ 7,559,616 $ 8,757,892  $607,713
EXPENSES:
 Mortality and ex-
  pense risk
  charge..........     6,246,897    1,213,469     591,219     530,104   1,350,189    434,335     560,538     562,574    75,785
 Administrative
  charge..........     3,213,419      602,791     294,841     257,635     664,749    216,662     272,633     277,826    36,256
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- -----------  --------
  Total expenses..     9,460,316    1,816,260     886,060     787,739   2,014,938    650,997     833,171     840,400   112,041
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- -----------  --------
Net investment in-
 come.............   152,302,904    7,713,310   2,311,614     236,618  15,205,172  3,053,359   6,726,445   7,917,492   495,672
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVEST-
 MENTS:
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of
  year............    99,512,468   (1,691,255)        --   12,902,146  22,986,104  6,145,766   6,583,356   4,882,438   (31,679)
 End of year......    50,617,028    1,464,043         --   24,268,656  32,803,730  8,272,492  14,054,755   7,555,195   (71,347)
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- -----------  --------
Net change in
 unrealized
 appreciation
 (depreciation)...   (48,895,440)   3,155,298         --   11,366,510   9,817,626  2,126,726   7,471,399   2,672,757   (39,668)
Net realized gain
 on investments...    16,549,232      383,618         --    2,485,570   5,316,574  1,279,438     999,139   1,013,818    73,118
Net realized and
 unrealized gain
 (loss) on invest-
 ments............   (32,346,208)   3,538,916         --   13,852,080  15,134,200  3,406,164   8,470,538   3,686,575    33,450
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- -----------  --------
NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $119,956,696  $11,252,226  $2,311,614 $14,088,698 $30,339,372 $6,459,523 $15,196,983 $11,604,067  $529,122
                    ============  ===========  ========== =========== =========== ========== =========== ===========  ========



                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1997

                                                                         STRATEGIC
                       BALANCED    EQUITY    INTERNATIONAL   VENTURE       BOND        EQUITY-
                         SUB-      GROWTH       EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS
                       ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT     TOTAL
                      ---------- ----------- ------------- ----------- ------------- ----------- -----------  ------------
INCOME:
 Dividends..........  $2,574,941 $ 8,406,357  $   489,126  $ 3,612,662  $2,297,507   $14,268,491 $ 7,264,725  $252,278,317
EXPENSES:
 Mortality and ex-
  pense risk charge.     357,339     741,935      178,093      860,855     258,490     1,571,862     905,411    16,439,095
 Administrative
  charge............     175,322     372,290       88,722      417,577     120,433       780,309     459,082     8,250,547
                      ---------- -----------  -----------  -----------  ----------   ----------- -----------  ------------
  Total expenses....     532,661   1,114,225      266,815    1,278,432     378,923     2,352,171   1,364,493    24,689,642
                      ---------- -----------  -----------  -----------  ----------   ----------- -----------  ------------
Net investment in-
 come...............   2,042,280   7,292,132      222,311    2,334,230   1,918,584    11,916,320   5,900,232   227,588,675
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of year..   3,182,617   7,461,590    1,005,725   10,498,878     428,659    26,627,341  10,234,877   210,729,031
 End of year........   5,717,727  14,319,440      (50,559)  29,658,383     784,849    48,908,315   8,914,066   247,216,773
                      ---------- -----------  -----------  -----------  ----------   ----------- -----------  ------------
Net change in
 unrealized
 appreciation
 (depreciation).....   2,535,110   6,857,850   (1,056,284)  19,159,505     356,190    22,280,974  (1,320,811)   36,487,742
Net realized gain on
 investments........     426,199   1,269,426      142,078    1,085,706     187,949     2,721,225   4,146,302    38,079,392
Net realized and
 unrealized gain
 (loss) on
 investments........   2,961,309   8,127,276     (914,206)  20,245,211     544,139    25,002,199   2,825,491    74,567,134
                      ---------- -----------  -----------  -----------  ----------   ----------- -----------  ------------
NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS....  $5,003,589 $15,419,408  $  (691,895) $22,579,441  $2,462,723   $36,918,519 $ 8,725,723  $302,155,809
                      ========== ===========  ===========  ===========  ==========   =========== ===========  ============

     --- --- --- --- --- --- --- ---

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                                              MONEY                              AVANTI     GROWTH     SMALL       U.S.
                     CAPITAL      BOND        MARKET      STOCK                  GROWTH   AND INCOME    CAP     GOVERNMENT
                     GROWTH      INCOME        SUB-       INDEX      MANAGED      SUB-       SUB-       SUB-       SUB-
                   SUB-ACCOUNT SUB-ACCOUNT   ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  ACCOUNT    ACCOUNT    ACCOUNT    ACCOUNT
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ----------
INCOME:
 Dividends........ $31,999,855 $ 9,112,591  $3,139,887 $ 1,104,152 $12,337,781 $2,301,646 $4,082,957 $2,793,777 $ 338,892
EXPENSES:
 Mortality and
  expense risk
  charge..........   4,859,907   1,205,743     602,488     396,508   1,198,409    332,954    359,469    263,840    59,474
 Administrative
  charge..........   2,677,508     624,409     307,765     204,120     623,890    172,884    182,994    133,281    28,496
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ---------
  Total expenses..   7,537,415   1,830,152     910,253     600,628   1,822,299    505,838    542,463    397,121    87,970
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ---------
Net investment
 income (loss)....  24,462,440   7,282,439   2,229,634     503,524  10,515,482  1,795,808  3,540,494  2,396,656   250,922
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of
  year............  45,558,436   2,104,546         --    7,142,155  22,213,497  4,321,917  5,157,858  1,612,398   124,160
 End of year......  99,512,468  (1,691,255)        --   12,902,146  22,986,104  6,145,766  6,583,356  4,882,438   (31,679)
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ---------
Net change in
 unrealized
 appreciation
 (depreciation)...  53,954,032  (3,795,801)        --    5,759,991     772,607  1,823,849  1,425,498  3,270,040  (155,839)
Net realized gain
 on investments...  12,365,009     343,759         --    1,525,569   4,450,425  1,326,250  1,011,305  1,317,987    48,400
Net realized and
 unrealized gain
 (loss) on
 investments......  66,319,041  (3,452,042)        --    7,285,560   5,223,032  3,150,099  2,436,803  4,588,027  (107,439)
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ---------
NET INCREASE IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS....... $90,781,481 $ 3,830,397  $2,229,634 $ 7,789,084 $15,738,514 $4,945,907 $5,977,297 $6,984,683 $ 143,483
                   =========== ===========  ========== =========== =========== ========== ========== ========== =========


                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                                    EQUITY                                STRATEGIC
                        BALANCED    GROWTH    INTERNATIONAL   VENTURE       BOND        EQUITY-
                          SUB-       SUB-        EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS
                        ACCOUNT    ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    TOTAL
                       ---------- ----------  ------------- ----------- ------------- ----------- ----------- ------------
INCOME:
 Dividends...........  $  829,712 $  108,507   $  283,014   $ 1,361,224  $1,235,274   $ 5,031,305 $ 1,738,857 $ 77,799,431
EXPENSES:
 Mortality and ex-
  pense risk charge..     195,209    484,256      154,128       389,994     119,831     1,190,303     733,944   12,546,457
 Administrative
  charge.............      95,720    244,251       78,029       193,853      56,968       614,753     390,905    6,629,826
                       ---------- ----------   ----------   -----------  ----------   ----------- ----------- ------------
  Total expenses.....     290,929    728,507      232,157       583,847     176,799     1,805,056   1,124,849   19,176,283
                       ---------- ----------   ----------   -----------  ----------   ----------- ----------- ------------
Net investment income
 (loss)..............     538,783   (620,000)      50,857       777,377   1,058,475     3,226,249     614,008   58,623,148
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of year...     835,377  2,819,660      540,103     3,190,020     170,662    18,248,552   4,472,393  118,511,734
 End of year.........   3,182,617  7,461,590    1,005,725    10,498,878     428,659    26,627,341  10,234,877  210,729,031
                       ---------- ----------   ----------   -----------  ----------   ----------- ----------- ------------
Net change in
 unrealized apprecia-
 tion (depreciation).   2,347,240  4,641,930      465,622     7,308,858     257,997     8,378,789   5,762,484   92,217,297
Net realized gain on
 investments.........     310,945  1,521,066      260,731     1,324,964     192,688     3,362,763   2,100,157   31,462,018
Net realized and
 unrealized gain
 (loss) on invest-
 ments...............   2,658,185  6,162,996      726,353     8,633,822     450,685    11,741,552   7,862,641  123,679,315
                       ---------- ----------   ----------   -----------  ----------   ----------- ----------- ------------
NET INCREASE IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $3,196,968 $5,542,996   $  777,210   $ 9,411,199  $1,509,160   $14,967,801 $ 8,476,649 $182,302,463
                       ========== ==========   ==========   ===========  ==========   =========== =========== ============



                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1997

                      CAPITAL         BOND         MONEY         STOCK                     AVANTI       GROWTH        SMALL
                       GROWTH        INCOME        MARKET        INDEX       MANAGED       GROWTH     AND INCOME       CAP
                    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income........... $152,302,904  $  7,713,310  $  2,311,614  $   236,618  $ 15,205,172  $ 3,053,359  $ 6,726,445  $ 7,917,492
 Net realized and
  unrealized gain
  (loss) on
  investments......  (32,346,208)    3,538,916           --    13,852,080    15,134,200    3,406,164    8,470,538    3,686,575
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
 Increase
  (decrease) in net
  assets derived
  from investment
  activities.......  119,956,696    11,252,226     2,311,614   14,088,698    30,339,372    6,459,523   15,196,983   11,604,067
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   46,257,229     8,122,820    26,202,879    1,596,374     4,382,922    4,762,144    8,083,274   12,260,075
 Net transfers (to)
  from other sub-
  accounts.........  (11,155,639)   (7,699,535)  (26,940,036)   3,556,922    (5,331,048)  (2,056,660)   4,010,673   13,987,149
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......  (45,954,925)  (10,678,232)  (10,908,433)  (3,938,868)  (12,262,286)  (3,040,666)  (2,840,124)  (2,651,643)
   Annuity
    benefits.......   (3,916,643)   (1,098,100)     (958,554)    (172,634)     (952,879)    (150,287)    (369,616)    (144,703)
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
 Increase
  (decrease) in net
  assets derived
  from contract-
  related
  transactions.....  (14,769,978)  (11,353,047)  (12,604,144)   1,041,794   (14,163,291)    (485,469)   8,884,207   23,450,878
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
Net increase
 (decrease) in net
 assets............  105,186,718      (100,821)  (10,292,530)  15,130,492    16,176,081    5,974,054   24,081,190   35,054,945
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............  558,255,137   128,933,716    65,459,331   45,270,391   129,559,412   40,641,154   45,184,792   41,350,703
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
NET ASSETS, AT END
 OF THE YEAR....... $663,441,855  $128,832,895  $ 55,166,801  $60,400,883  $145,735,493  $46,615,208  $69,265,982  $76,405,648
                    ============  ============  ============  ===========  ============  ===========  ===========  ===========
                       U.S.
                    GOVERNMENT
                    SUB-ACCOUNT
                    ------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income........... $   495,672
 Net realized and
  unrealized gain
  (loss) on
  investments......      33,450
                    ------------
 Increase
  (decrease) in net
  assets derived
  from investment
  activities.......     529,122
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   1,636,443
 Net transfers (to)
  from other sub-
  accounts.........   2,710,896
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......    (807,465)
   Annuity
    benefits.......     (77,123)
                    ------------
 Increase
  (decrease) in net
  assets derived
  from contract-
  related
  transactions.....   3,462,751
                    ------------
Net increase
 (decrease) in net
 assets............   3,991,873
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   6,716,308
                    ------------
NET ASSETS, AT END
 OF THE YEAR....... $10,708,181
                    ============

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1997

                                                                             STRATEGIC
                                    EQUITY     INTERNATIONAL   VENTURE         BOND        EQUITY-
                      BALANCED      GROWTH        EQUITY        VALUE      OPPORTUNITIES    INCOME      OVERSEAS
                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                     -----------  -----------  ------------- ------------  ------------- ------------  -----------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $ 2,042,280  $ 7,292,132   $   222,311  $  2,334,230   $ 1,918,584  $ 11,916,320  $ 5,900,232
 Net realized and
  unrealized gain
  (loss) on
  investments......    2,961,309    8,127,276      (914,206)   20,245,211       544,139    25,002,199    2,825,491
                     -----------  -----------   -----------  ------------   -----------  ------------  -----------
 Increase
  (decrease) in net
  assets derived
  from investment
  activities.......    5,003,589   15,419,408      (691,895)   22,579,441     2,462,723    36,918,519    8,725,723
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   10,177,262   11,337,797     2,837,941    20,349,676     7,395,953    16,562,140    8,859,341
 Net transfers (to)
  from other sub-
  accounts.........    5,283,098    1,159,125      (395,960)   21,589,697     5,504,230    (2,177,097)  (2,045,815)
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......   (1,672,676)  (3,601,726)   (1,020,990)   (4,625,595)   (1,644,665)   (8,919,993)  (5,776,847)
   Annuity
    benefits.......     (344,852)    (529,258)     (177,635)     (513,124)     (203,636)     (925,776)    (265,135)
                     -----------  -----------   -----------  ------------   -----------  ------------  -----------
Increase (decrease)
 in net assets
 derived from
 contract-related
 transactions......   13,442,832    8,365,938     1,243,356    36,800,654    11,051,882     4,539,274      771,544
                     -----------  -----------   -----------  ------------   -----------  ------------  -----------
Net increase
 (decrease) in net
 assets............   18,446,421   23,785,346       551,461    59,380,095    13,514,605    41,457,793    9,497,267
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   28,461,555   62,667,072    18,431,146    57,486,566    19,654,553   139,236,727   83,353,740
                     -----------  -----------   -----------  ------------   -----------  ------------  -----------
NET ASSETS, AT END
 OF THE YEAR.......  $46,907,976  $86,452,418   $18,982,607  $116,866,661   $33,169,158  $180,694,520  $92,851,007
                     ===========  ===========   ===========  ============   ===========  ============  ===========
                         TOTAL
                     ---------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $  227,588,675
 Net realized and
  unrealized gain
  (loss) on
  investments......      74,567,134
                     ---------------
 Increase
  (decrease) in net
  assets derived
  from investment
  activities.......     302,155,809
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........     190,824,270
 Net transfers (to)
  from other sub-
  accounts.........             --
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......    (120,345,134)
   Annuity
    benefits.......     (10,799,955)
                     ---------------
Increase (decrease)
 in net assets
 derived from
 contract-related
 transactions......      59,679,181
                     ---------------
Net increase
 (decrease) in net
 assets............     361,834,900
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   1,470,662,303
                     ---------------
NET ASSETS, AT END
 OF THE YEAR.......  $1,832,497,293
                     ===============


                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                       CAPITAL         BOND         MONEY        STOCK                     AVANTI       GROWTH        SMALL
                        GROWTH        INCOME       MARKET        INDEX       MANAGED       GROWTH     AND INCOME       CAP
                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $ 24,462,440  $  7,282,439  $ 2,229,634  $   503,524  $ 10,515,482  $ 1,795,808  $ 3,540,494  $ 2,396,656
 Net realized and
  unrealized gain
  (loss) on
  investments......    66,319,041    (3,452,042)         --     7,285,560     5,223,032    3,150,099    2,436,803    4,588,027
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
 Increase in net
  assets derived
  from investment
  activities.......    90,781,481     3,830,397    2,229,634    7,789,084    15,738,514    4,945,907    5,977,297    6,984,683
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........    47,336,231    11,677,458   34,222,659    1,670,783     4,562,605    6,302,457    6,822,870    8,775,631
 Net transfers (to)
  from other sub-
  accounts.........   (18,117,765)   (4,899,751) (22,911,631)     869,176    (3,513,923)   2,463,232    2,577,617   10,285,086
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......   (28,837,335)   (8,641,055)  (9,500,843)  (1,956,188)   (8,730,471)  (1,538,955)  (1,432,839)  (1,219,696)
   Annuity
    benefits.......    (3,710,248)   (1,293,526)    (948,004)    (373,468)   (1,466,713)      17,753     (212,197)      24,816
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease)
 in net assets
 derived from
 contact-related
 transactions......    (3,329,117)   (3,156,874)     862,181      210,303    (9,148,502)   7,244,487    7,755,451   17,865,837
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
Net increase in net
 assets............    87,452,364       673,523    3,091,815    7,999,387     6,590,012   12,190,394   13,732,748   24,850,520
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   470,802,773   128,260,193   62,367,516   37,271,004   122,969,400   28,450,760   31,452,044   16,500,183
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS, AT END
 OF THE YEAR.......  $558,255,137  $128,933,716  $65,459,331  $45,270,391  $129,559,412  $40,641,154  $45,184,792  $41,350,703
                     ============  ============  ===========  ===========  ============  ===========  ===========  ===========
                        U.S.
                     GOVERNMENT
                        SUB-
                      ACCOUNT
                     -----------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $  250,922
 Net realized and
  unrealized gain
  (loss) on
  investments......    (107,439)
                     -----------
 Increase in net
  assets derived
  from investment
  activities.......     143,483
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   1,820,592
 Net transfers (to)
  from other sub-
  accounts.........    (149,842)
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......    (183,343)
   Annuity
    benefits.......     (35,087)
                     -----------
Increase (decrease)
 in net assets
 derived from
 contact-related
 transactions......   1,452,320
                     -----------
Net increase in net
 assets............   1,595,803
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   5,120,505
                     -----------
NET ASSETS, AT END
 OF THE YEAR.......  $6,716,308
                     ===========

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                                                                            STRATEGIC
                                    EQUITY     INTERNATIONAL   VENTURE        BOND        EQUITY-
                      BALANCED      GROWTH        EQUITY        VALUE     OPPORTUNITIES    INCOME      OVERSEAS
                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      TOTAL
                     -----------  -----------  ------------- -----------  ------------- ------------  -----------  --------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $   538,783  $  (620,000)  $    50,857  $   777,377   $ 1,058,475  $  3,226,249  $   614,008  $   58,623,148
 Net realized and
  unrealized gain
  (loss) on
  investments......    2,658,185    6,162,996       726,353    8,633,822       450,685    11,741,552    7,862,641     123,679,315
                     -----------  -----------   -----------  -----------   -----------  ------------  -----------  --------------
 Increase in net
  assets derived
  from investment
  activities.......    3,196,968    5,542,996       777,210    9,411,199     1,509,160    14,967,801    8,476,649     182,302,463
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   10,013,329   18,130,543     4,022,067   13,755,448     6,207,842    21,165,185    9,339,879     205,825,579
 Net transfers (to)
  from other sub-
  accounts.........    2,999,684    7,892,262     2,909,321   10,535,441     5,505,494     2,766,414      789,185             --
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......   (1,068,120)  (2,440,300)   (1,078,027)  (2,067,055)     (638,840)   (5,636,063)  (3,733,623)    (78,702,753)
   Annuity
    benefits.......     (165,175)    (344,976)      (69,120)     (94,350)      (35,658)     (627,188)    (203,490)     (9,536,631)
                     -----------  -----------   -----------  -----------   -----------  ------------  -----------  --------------
 Increase
  (decrease) in net
  assets derived
  from contract-
  related
  transactions.....   11,779,718   23,237,529     5,784,241   22,129,484    11,038,838    17,668,348    6,191,951     117,586,195
                     -----------  -----------   -----------  -----------   -----------  ------------  -----------  --------------
Net increase in net
 assets............   14,976,686   28,780,525     6,561,451   31,540,683    12,547,998    32,636,149   14,668,600     299,888,658
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   13,484,869   33,886,547    11,869,695   25,945,883     7,106,555   106,600,578   68,685,140   1,170,773,645
                     -----------  -----------   -----------  -----------   -----------  ------------  -----------  --------------
NET ASSETS, AT END
 OF THE YEAR.......  $28,461,555  $62,667,072   $18,431,146  $57,486,566   $19,654,553  $139,236,727  $83,353,740  $1,470,662,303
                     ===========  ===========   ===========  ===========   ===========  ============  ===========  ==============


                       See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

  1. NATURE OF OPERATIONS.

New England Variable Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a funding vehicle for individual variable annuity contracts. The operations of the Account are part of Metropolitan Life Insurance Company (the "Company"). Prior to August 30, 1996, the Account was a part of New England Mutual Life Insurance Company. Effective August 30, 1996, New England Mutual Life Insurance Company merged into Metropolitan Life Insurance Company. The Account has sixteen investment sub-accounts as of December 31, 1997, each of which invests in one series of the New England Zenith Fund ("Zenith Fund") or one portfolio of the Variable Insurance Products Fund. The Zenith Fund and the Variable Insurance Products Fund ("VIP") are diversified, open-end management investment companies. The series of the Zenith Fund and portfolios of the Variable Insurance Products Fund in which the sub-accounts invest are referred to herein as the "Eligible Funds."

  2. SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of the significant accounting policies consistently followed by the Account.

  A. Security Valuation--The Eligible Fund shares are valued at the closing net asset value per share as determined by each fund as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Standard Time) on each day the Exchange is open for trading.

  B. Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Net investment income and net realized and unrealized gains and losses on investments are allocated to the contracts on each valuation date based upon the contract's pro rata share of each sub-account. Realized gains and losses from sales of investments are computed on the basis of first in first out.

  C. Federal Income Taxes--The operations of the Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the earnings associated with and credited to the contracts.

  D. Annuity Reserves--Annuity reserves are computed for currently payable contracts according to the 1983-a Mortality Tables. The assumed interest rate may be 0%, 3.5%, or 5% as elected by the annuitant and as regulated by laws of the respective states. Adjustments to annuity reserves are reimbursed to or from the Company. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

  E. Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  3. PURCHASES AND SALES OF INVESTMENT SECURITIES.

The following table shows the aggregate cost of shares purchased and proceeds from sales of Eligible Funds for the year ended December 31, 1997:

   SERIES                                               PURCHASES      SALES
   ------                                              ------------ ------------
   NEW ENGLAND ZENITH FUND:
   Capital Growth..................................... $252,153,594 $114,495,888
   Back Bay Advisors Bond Income......................   29,010,253   32,665,818
   Back Bay Advisors Money Market.....................  105,110,764  115,425,814
   Westpeak Stock Index...............................   11,510,024   10,211,638
   Back Bay Advisors Managed..........................   27,264,498   26,219,975
   Loomis Sayles Avanti Growth........................   13,097,580   10,522,462
   Westpeak Growth and Income.........................   25,917,014   10,288,022
   Loomis Sayles Small Cap............................   46,190,270   14,785,190
   Salomon Brothers U.S. Government...................    7,825,922    3,867,839
   Loomis Sayles Balanced.............................   23,033,106    7,544,362
   Alger Equity Growth................................   29,522,916   13,837,581
   Morgan Stanley International Magnum Equity.........    7,451,680    5,989,165
   Davis Venture Value................................   54,783,806   15,578,772
   Salomon Brothers Strategic Bond Opportunities......   20,455,000    7,472,324
   VARIABLE INSURANCE PRODUCTS FUND:
   Equity-Income Portfolio............................   46,701,068   30,180,326
   Overseas Portfolio.................................   51,180,013   44,494,539

  The Account purchases or redeems shares of the sixteen Eligible Funds based on the amount of net premiums invested in the account, transfers among the sub-accounts, policy loans, surrender payments, and annuity payments.

  4. CHARGES DEDUCTED BY THE COMPANY.

  A. Administrative charge--a fixed administrative charge of $30.00 per contract year is deducted from the contract value on each contract anniversary.

  B. Mortality and expense risk charges--a charge for mortality/expense risk assumed by the Company equal to an annual rate of 1.35% of the net assets of the Account is deducted on a daily basis. The mortality risk is the risk that guaranteed annuity payments or minimum death benefit payments made by the Company exceed amounts deducted from the net assets of the Account. The expense risk is the risk that administrative costs incurred by the company exceed amounts deducted from the net assets of the account.

  C. Contingent deferred sales charge--In the event of a partial or full surrender, a contingent deferred sales charge may be imposed. Charges for investment Advisery fees and other expenses are deducted from the assets of the Eligible Funds.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

5. INVESTMENT ADVISERS.

  The investment adviser and sub-adviser for each of the Eligible Funds are listed in the chart below. TNE Advisers, Inc. which is an indirect, wholly owned subsidiary of the Company, and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

           SERIES                        ADVISER                             SUB-ADVISER
           ------           ---------------------------------- ---------------------------------------
   Capital Growth           Capital Growth Management, L.P.*      --
   Back Bay Advisors Bond
    Income                  TNE Advisers, Inc.*                Back Bay Advisors, L.P.*
   Back Bay Advisors Money
    Market                  TNE Advisers, Inc.*                Back Bay Advisors, L.P.*
   Westpeak Stock Index     TNE Advisers, Inc.*                Westpeak Investment Advisors, L.P.*
   Back Bay Advisors
    Managed                 TNE Advisers, Inc.*                Back Bay Advisors, L.P.*
   Loomis Sayles Avanti
    Growth                  TNE Advisers, Inc.*                Loomis Sayles & Company, L.P.*
   Westpeak Growth and
    Income                  TNE Advisers, Inc.*                Westpeak Investment Advisors, L.P.*
   Loomis Sayles Small Cap  TNE Advisers, Inc.*                Loomis Sayles & Company, L.P.*
   Salomon Brothers U.S.
    Government              TNE Advisers, Inc.*                Salomon Brothers Asset Management Inc
   Loomis Sayles Balanced   TNE Advisers, Inc.*                Loomis Sayles & Company, L.P.*
   Alger Equity Growth      TNE Advisers, Inc.*                Fred Alger Management, Inc.
   Morgan Stanley
    International Magnum
    Equity                  TNE Advisers, Inc.*                Morgan Stanley Asset Management Inc.
   Davis Venture Value      TNE Advisers, Inc.*                Davis Selected Advisers, Inc.(a)
   Salomon Brothers
    Strategic Bond
    Opportunities           TNE Advisers, Inc.*                Salomon Brothers Asset Management Inc(b)
   VIP Equity-Income
    Portfolio               Fidelity Management & Research Co.    --
   VIP Overseas Portfolio   Fidelity Management & Research Co.    --

-------
 *  An Affiliate of the Company
(a). Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc. a wholly-owned subsidiary of Davis Selected Advisers, L.P.
(b). In connection with Salomon Brothers Asset Management Inc's service as subadviser to the Strategic Bond Opportunities Series, Salomon Brothers Asset Management Inc's London based affiliate, Solomon Brothers Asset Management Limited provides certain subadvisory services to Salomon Brothers Asset Management Inc.

  Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series and a new Sub-Advisory agreement between TNE Advisers, Inc. and Morgan Stanley Asset Management Inc. went into effect replacing the prior agreement between TNE Advisers, Inc. and Draycott Partners Ltd.

  On January 28, 1998 the Zenith Fund's Board of Trustees approved new advisory and subadvisory agreements (the "New Agreements") relating to the Loomis Sayles Avanti Growth Series between TNE Advisers, Inc. and the Zenith Fund on behalf of the Series, and between TNE Advisers, Inc. and Goldman Sachs Asset Management ("Goldman Sachs"), respectively. The New Agreements, which are subject to shareholder approval, are expected to become effective on or about May 1, 1998. Under the New Agreements, Goldman Sachs would become the subadvisor of the Series, succeeding Loomis Sayles & Company, L.P., and would become responsible for the day-to-day management of the Series' investment operations under the oversight of TNE Advisers, Inc. Accordingly, the name of the Series would be changed to the "Goldman Sachs Midcap Value Series" at the time the New Agreements take effect. Goldman Sachs is a separate operating division of Goldman, Sachs & Co., a privately-owned global financial services company.

6. REGISTRATION EXPENSES.

  The company has assumed the cost of registering the Account and its contracts for distribution under applicable federal and state laws.

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

7. VARIABLE ANNUITY CONTRACT UNIT ACTIVITY.

  A summary of units outstanding for variable annuity contracts at December 31, 1997:

                      CAPITAL           BOND             MONEY             STOCK                            AVANTI
                      GROWTH           INCOME            MARKET            INDEX           MANAGED          GROWTH
                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
ing 1/1/97......  41,363,155.2827  41,138,874.3801   33,412,517.3847  15,623,252.8181  52,130,165.1639  24,345,379.2325
Units Purchased.   3,011,234.0642   2,506,348.9124   13,125,959.5560   1,557,288.8586   1,377,767.9020   2,654,579.8044
Units Redeemed..  (4,023,787.3008) (6,071,335.6677) (19,443,397.5085) (1,234,402.1448) (6,546,944.0518) (2,875,500.8862)
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
ing 12/31/97....  40,350,602.0461  37,573,887.6248   27,095,079.4322  15,946,139.5319  46,960,989.0141  24,124,458.1507
                  ===============  ===============  ================  ===============  ===============  ===============
Unit Value
12/31/97........       $16.441932        $3.428788         $2.036045        $3.787806        $3.103331        $1.932280
                  ===============  ===============  ================  ===============  ===============  ===============
                                                                                                           STRATEGIC
                       U. S.                             EQUITY        INTERNATIONAL       VENTURE           BOND
                    GOVERNMENT        BALANCED           GROWTH           EQUITY            VALUE        OPPORTUNITIES
                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
ing 1/1/97......   5,785,147.6169  20,107,323.9381   40,025,594.3868  16,322,861.6667  34,997,024.1285  15,034,554.3857
Units Purchased.   3,576,303.8733  10,173,106.2337    6,867,349.0080   2,498,312.8451  21,780,480.0785   9,477,505.6384
Units Redeemed..    (742,496.5451) (1,368,667.5522)  (2,343,091.4709) (1,556,961.0069) (2,759,172.9468) (1,358,957.3809)
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
ing 12/31/97....   8,618,954.9451  28,911,762.6196   44,549,851.9239  17,264,213.5049  54,018,331.2602  23,153,102.6432
                  ===============  ===============  ================  ===============  ===============  ===============
Unit Value
12/31/97........        $1.242399        $1.622453         $1.940577        $1.099535        $2.163463        $1.432601
                  ===============  ===============  ================  ===============  ===============  ===============
                      GROWTH            SMALL
                    AND INCOME           CAP
                    SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------- ----------------
Units Outstand-
ing 1/1/97......  26,104,464.7017  26,307,747.9854
Units Purchased.   5,891,744.3014  14,835,072.0478
Units Redeemed..  (1,607,448.9772) (1,679,885.3314)
                  ---------------- ----------------
Units Outstand-
ing 12/31/97....  30,388,760.0259  39,462,934.7018
                  ================ ================
Unit Value
12/31/97........        $2.279329        $1.936137
                  ================ ================
                      EQUITY
                      INCOME          OVERSEAS
                    SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------- ----------------
Units Outstand-
ing 1/1/97......  44,037,797.6224  44,846,316.1031
Units Purchased.   4,629,575.2709   4,339,169.0147
Units Redeemed..  (3,450,651.3585) (3,795,441.9777)
                  ---------------- ----------------
Units Outstand-
ing 12/31/97....  45,216,721.5348  45,390,043.1401
                  ================ ================
Unit Value
12/31/97........        $3.996188        $2.045625
                  ================ ================

                       INDEPENDENT AUDITORS' REPORT

Metropolitan Life Insurance Company:

  We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company (the "company") as of December 31, 1997 and 1996 and the related consolidated statements of earnings, equity and cash flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of the company at December 31, 1997 and 1996 and the consolidated results of its operations and its consolidated cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.

  As discussed in Note 1 to the consolidated financial statements, the company has changed the method of accounting for investment income on certain structured securities.

Deloitte & Touche LLP

New York, New York

February 12, 1998, except for Note 17,

as to which the date is March 12, 1998

                    METROPOLITAN LIFE INSURANCE COMPANY

                        CONSOLIDATED BALANCE SHEETS

                        DECEMBER 31, 1997 AND 1996

                               (IN MILLIONS)

                                                        NOTES   1997      1996
                                                        ----- --------  --------
ASSETS
Investments:
  Fixed Maturities:.................................... 2,15
    Available for Sale, at Estimated Fair Value........       $ 92,630  $ 75,039
    Held to Maturity, at Amortized Cost................            --     11,322
  Equity Securities.................................... 2,15     4,250     2,816
  Mortgage Loans on Real Estate........................ 2,15    20,247    18,964
  Policy Loans.........................................   15     5,846     5,842
  Real Estate..........................................    2     6,111     7,498
  Real Estate Joint Ventures...........................    4       680       851
  Other Limited Partnership Interests..................    4       855     1,004
  Leases and Leveraged Leases..........................    2     2,123     1,763
  Short-Term Investments...............................   15       705       741
  Other Invested Assets................................          2,338     2,692
                                                              --------  --------
    Total Investments..................................        135,785   128,532
Cash and Cash Equivalents..............................   15     2,871     2,325
Deferred Policy Acquisition Costs......................          6,436     7,227
Accrued Investment Income..............................          1,860     1,611
Premiums and Other Receivables.........................    5     3,280     2,916
Deferred Income Taxes Recoverable......................    6       --         37
Other Assets...........................................          3,055     2,340
Separate Account Assets................................         48,620    43,763
                                                              --------  --------
Total Assets...........................................       $201,907  $188,751
                                                              ========  ========
LIABILITIES AND EQUITY
Liabilities
Future Policy Benefits.................................    5  $ 72,125  $ 69,115
Policyholder Account Balances..........................   15    48,533    47,674
Other Policyholder Funds...............................          4,681     4,758
Policyholder Dividends Payable.........................          1,373     1,348
Short- and Long-Term Debt.............................. 9,15     7,203     5,257
Income Taxes Payable:..................................    6
  Current..............................................            480       599
  Deferred.............................................            472       --
Other Liabilities......................................          4,695     4,618
Separate Account Liabilities...........................         48,338    43,399
                                                              --------  --------
Total Liabilities......................................        187,900   176,768
                                                              --------  --------
Commitments and Contingencies (Notes 2 and 10)
Equity
Retained Earnings......................................         12,140    10,937
Net Unrealized Investment Gains........................    3     1,898     1,028
Foreign Currency Translation Adjustments...............            (31)       18
                                                              --------  --------
Total Equity...........................................   16    14,007    11,983
                                                              --------  --------
Total Liabilities and Equity...........................       $201,907  $188,751
                                                              ========  ========

       See accompanying notes to consolidated financial statements.

                    METROPOLITAN LIFE INSURANCE COMPANY

                    CONSOLIDATED STATEMENTS OF EARNINGS

         FOR THE YEARS ENDED DECEMBER 31, 1997, AND 1996 AND 1995

                               (IN MILLIONS)

                                                NOTES  1997     1996     1995
                                                ----- -------  -------  -------
REVENUES
Premiums......................................     5  $11,299  $11,462  $11,178
Universal Life and Investment-Type Product
 Policy Fee Income............................          1,458    1,243    1,177
Net Investment Income.........................     3    9,475    8,993    8,837
Investment Gains (Losses), Net................     3      798      231     (157)
Commissions, Fees and Other Income............          1,344    1,256      834
                                                      -------  -------  -------
    Total Revenues............................         24,374   23,185   21,869
                                                      -------  -------  -------
BENEFITS AND OTHER DEDUCTIONS
Policyholder Benefits.........................     5   12,328   12,399   11,915
Interest Credited to Policyholder Account Bal-
 ances........................................          2,874    2,868    3,143
Policyholder Dividends........................          1,720    1,728    1,786
Other Operating Costs and Expenses............    11    5,759    4,784    4,281
                                                      -------  -------  -------
    Total Benefits and Other Deductions.......         22,681   21,779   21,125
                                                      -------  -------  -------
Earnings from Continuing Operations Before In-
 come Taxes...................................          1,693    1,406      744
Income Taxes..................................     6      476      482      407
                                                      -------  -------  -------
Earnings from Continuing Operations...........          1,217      924      337
                                                      -------  -------  -------
Discontinued Operations:                          13
  Loss from Discontinued Operations (Net of
   Income Tax (Benefit) Expense of $(8) in
   1997, $(18) in 1996 and $32 in 1995).......            (14)     (52)     (54)
  (Loss) Gain on Disposal of Discontinued Op-
   erations (Net of Income Tax (Benefit) Ex-
   pense of $(11) in 1996 and $106 in 1995)...            --       (19)     416
                                                      -------  -------  -------
(Loss) Earnings from Discontinued Operations..            (14)     (71)     362
                                                      -------  -------  -------
Net Earnings..................................    16  $ 1,203  $   853  $   699
                                                      =======  =======  =======

       See accompanying notes to consolidated financial statements.

                    METROPOLITAN LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF EQUITY

           FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                               (IN MILLIONS)

                                                NOTES  1997     1996     1995
                                                ----- -------  -------  -------
Retained Earnings, Beginning of Year..........        $10,937  $10,084  $ 9,385
Net Earnings..................................          1,203      853      699
                                                      -------  -------  -------
Retained Earnings, End of Year................         12,140   10,937   10,084
                                                      -------  -------  -------
Net Unrealized Investment Gains (Losses), Be-
 ginning of Year..............................          1,028    1,646     (955)
Change in Unrealized Investment Gains (Loss-
 es)..........................................     3      870     (618)   2,601
                                                      -------  -------  -------
Net Unrealized Investment Gains, End of Year..          1,898    1,028    1,646
                                                      -------  -------  -------
Foreign Currency Translation Adjustments, Be-
 ginning of Year..............................             18       24       (2)
Change in Foreign Currency Translation Adjust-
 ments........................................            (49)      (6)      26
                                                      -------  -------  -------
Foreign Currency Translation Adjustments, End
 of Year......................................            (31)      18       24
                                                      -------  -------  -------
Total Equity, End of Year.....................    16  $14,007  $11,983  $11,754
                                                      =======  =======  =======

       See accompanying notes to consolidated financial statements.

                    METROPOLITAN LIFE INSURANCE COMPANY

                   CONSOLIDATED STATEMENTS OF CASH FLOWS

           FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                               (IN MILLIONS)

                                                      1997      1996      1995
                                                    --------  --------  --------
Net Earnings                                        $  1,203  $    853  $    699
 Adjustments to Reconcile Net Earnings to Net Cash
  Provided by Operating Activities:
  Change in Deferred Policy Acquisition Costs, Net.     (159)     (391)     (376)
  Change in Accrued Investment Income..............     (215)      350      (191)
  Change in Premiums and Other Receivables.........     (819)     (106)      (29)
  Change in Undistributed Income of Real Estate
   Joint Ventures and Other
   Limited Partnership Interests...................      163       (45)     (221)
  Gains from Sales of Investments and Businesses,
   Net.............................................   (1,029)     (428)     (595)
  Depreciation and Amortization Expenses...........      516       (18)       30
  Interest Credited to Policyholder Account Bal-
   ances...........................................    2,874     2,868     3,143
  Universal Life and Investment-Type Product Policy
   Fee Income......................................   (1,458)   (1,243)   (1,177)
  Change in Future Policy Benefits.................    1,641     2,149     2,332
  Change in Other Policyholder Funds...............       88       181       (66)
  Change in Income Taxes Payable...................      (99)     (134)      327
  Other, Net.......................................      512      (348)      947
                                                    --------  --------  --------
Net Cash Provided by Operating Activities..........    3,218     3,688     4,823
                                                    --------  --------  --------
Cash Flows from Investing Activities
 Sales, Maturities and Repayments of:
   Fixed Maturities................................   75,346    76,117    64,372
   Equity Securities...............................    1,821     2,069       694
   Mortgage Loans on Real Estate...................    2,381     2,380     3,182
   Real Estate.....................................    1,875     1,948     1,193
   Real Estate Joint Ventures......................      205       410       387
   Other Limited Partnership Interests.............      166       178        42
   Leases and Leveraged Leases.....................      192       102       123
 Purchases of:
   Fixed Maturities................................  (76,603)  (76,225)  (66,693)
   Equity Securities...............................   (2,121)   (2,742)     (781)
   Mortgage Loans on Real Estate...................   (4,119)   (4,225)   (2,491)
   Real Estate.....................................     (387)     (859)     (904)
   Real Estate Joint Ventures......................      (72)     (130)     (285)
   Other Limited Partnership Interests.............     (338)     (307)      (87)
   Assets to be Leased.............................     (738)     (585)     (383)
 Net Change in Short-Term Investments..............       37     1,028      (634)
 Net Change in Policy Loans........................       17      (128)     (112)
 Other, Net........................................      442        45      (308)
                                                    --------  --------  --------
Net Cash Used by Investing Activities..............   (1,896)     (924)   (2,685)
                                                    --------  --------  --------
Cash Flows from Financing Activities
 Policyholder Account Balances:
    Deposits.......................................   16,061    17,167    16,017
    Withdrawals....................................  (18,831)  (19,321)  (19,142)
 Additions to Long-Term Debt.......................      828       --        692
 Repayments of Long-Term Debt......................      (99)     (284)     (389)
 Net Increase (Decrease) in Short-Term Debt........    1,265        69       (78)
                                                    --------  --------  --------
Net Cash Used by Financing Activities..............     (776)   (2,369)   (2,900)
                                                    --------  --------  --------
Change in Cash and Cash Equivalents................      546       395      (762)
Cash and Cash Equivalents, Beginning of Year.......    2,325     1,930     2,692
                                                    --------  --------  --------
Cash and Cash Equivalents, End of Year............. $  2,871  $  2,325  $  1,930
                                                    ========  ========  ========
Supplemental Cash Flow Information
  Interest Paid.................................... $    422  $    310  $    280
                                                    ========  ========  ========
  Income Taxes Paid................................ $    589  $    497  $    283
                                                    ========  ========  ========

       See accompanying notes to consolidated financial statements.

                   METROPOLITAN LIFE INSURANCE COMPANY

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

    UNLESS OTHERWISE INDICATED, ALL AMOUNTS ARE IN MILLIONS OF DOLLARS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 BUSINESS

  Metropolitan Life Insurance Company ("MetLife") and its subsidiaries (collectively, the "company") provide life insurance and annuity products and pension, pension-related and investment-related products and services to individuals, corporations and other institutions. The company also provides nonmedical health, disability and property and casualty insurance and offers investment management, investment advisory and commercial finance services.

 BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

  The consolidated financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

  The consolidated financial statements include the accounts of MetLife and its subsidiaries, partnerships and joint venture interests in which MetLife has control. Other equity investments in affiliated companies, partnerships and joint ventures are generally reported on the equity basis. Minority interest relating to certain consolidated entities amounted to $277 and $149 at December 31, 1997 and 1996, respectively, and is included in other liabilities. Significant intercompany transactions and balances have been eliminated in consolidation.

  Prior years' amounts have been reclassified to conform to the 1997 presentation.

  On December 31, 1995, the company reclassified (under one-time accounting implementation guidance) to available for sale certain held to maturity securities. On July 1, 1997, the company reclassified to available for sale all securities classified as held to maturity on that date as management concluded that all securities are now available for sale. As a result, consolidated equity at July 1, 1997 and December 31, 1995 increased by $198 and $135, respectively, excluding the effects of deferred income taxes, amounts attributable to participating pension contracts, and adjustments of deferred policy acquisition costs and future policy benefit loss recognition.

  During 1997 management changed to the retrospective interest method of accounting for investment income on structured note securities in accordance with authoritative guidance issued in late 1996. As a result, net investment income increased by $175. The cumulative effect of this accounting change on prior years' income is not material.

 VALUATION OF INVESTMENTS

  SECURITIES--As mentioned above, during 1997 management reclassified all of the company's fixed maturity securities to available for sale. Accordingly, as of December 31, 1997, all of the company's investment securities are carried at estimated fair value. Prior to this reclassification, certain fixed maturity securities (principally bonds and redeemable preferred stock) were carried at amortized cost. Unrealized investment gains and losses on investment securities are recorded directly as a separate component of equity net of related deferred income taxes, amounts attributable to participating pension contracts and adjustments of deferred policy acquisition costs and future policy benefit loss recognition. Costs of securities are adjusted for impairments in value considered other than temporary. Such adjustments are recorded as realized investment losses.

  All security transactions are recorded on a trade date basis.

  MORTGAGE LOANS in good standing are carried at amortized cost. A provision is made for a realized investment loss (and a corresponding allowance is established) when it becomes probable that the company will be unable to collect all amounts due under the terms of the loan agreement. The provision generally is equal to the excess of the carrying value of the mortgage loan over its estimated fair value. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. Mortgage loans considered to be uncollectible are charged against the allowance and subsequent recoveries are credited to the allowance. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income earned on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows.

  POLICY LOANS are stated at unpaid principal balances.

  INVESTMENT REAL ESTATE is generally stated at depreciated cost. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. If events or changes in circumstances indicate that the carrying amount of the investment exceeds its expected future cash flows, a realized investment loss is recorded for the impairment. Real estate investments that management intends to sell in the near term are reported at the lower of cost or estimated fair market value less allowances for the estimated cost of sales. Changes in the allowance relating to real estate to be disposed of and impairments of real estate are reported as realized investment gains or losses.

  Depreciation of real estate is computed evenly over the estimated useful lives of the properties (20 to 40 years).

  LEASES AND LEVERAGED LEASES--The company is the lessor of equipment in both direct financing and operating lease transactions. At lease commencement, the company records the aggregate future minimum lease payments due and the estimated residual value of the leased equipment less the unearned lease income for direct financing leases. The unearned lease income represents the excess of aggregate future minimum lease receipts plus the estimated residual value over the cost of the leased equipment. Lease income is recognized over the term of the lease in a manner which reflects a level yield on the net investment in the lease. Certain origination fees and costs are deferred and recognized over the term of the lease using the interest method. For operating lease transactions, the cost of equipment or its net realizable value is depreciated evenly over its estimated economic life.

  The company participates in leasing transactions in which it supplies only a portion of the purchase price, but generally has the entire equity interest in the equipment and rentals receivable (leveraged leases). These interests, however, are subordinated to the interests of the lenders supplying the nonequity portion of the purchase price. The financing is generally in the form of long-term debt that provides for no recourse against the company and is collateralized by the property. The investment in leveraged leases is recorded net of the nonrecourse debt. Revenue, including related tax benefits, is recorded over the term of the lease at a level rate of return. Management regularly reviews residual values and writes down residuals to expected values as needed.

  SHORT-TERM INVESTMENTS are stated at amortized cost, which approximates fair value.

 INVESTMENT RESULTS

  Realized investment gains and losses are determined by specific identification and are presented as a component of revenues. Valuation allowances are deducted from asset categories to which they apply and provisions for losses for investments are included in investment gains and losses. Investment gains and losses are reduced by amounts attributable to participating pension contracts and adjustments of deferred policy acquisition costs and future policy benefit loss recognition.

 CASH AND CASH EQUIVALENTS

  Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

 PROPERTY AND EQUIPMENT

  Property and equipment and leasehold improvements are included in other assets, and are stated at cost, less accumulated depreciation and amortization. Depreciation, including charges relating to capitalized leases, is provided evenly or using sum of the years digits method over the lesser of estimated useful lives of the assets or, where appropriate, the term of the lease. Estimated lives range from 20 to 40 years for real estate and 5 to 15 years for all other property and equipment. Amortization of leasehold improvements is provided evenly over the lesser of the term of the lease or the estimated useful life of the improvements.

 DEFERRED POLICY ACQUISITION COSTS

  The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized over 40 years for participating traditional life and 30 years for universal life and investment-type products. Amortization is recorded based on a constant percentage of estimated gross margins or profits (arising principally from surrender charges and interest, mortality and expense margins based on historical and anticipated future experience). Changes to amounts previously amortized are reflected in earnings in the period related estimates are revised.

  For nonparticipating traditional life and annuity policies with life contingencies, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings when they occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

  For nonmedical health insurance contracts, deferred policy acquisition costs are amortized over the estimated life of the contracts (generally 10 years) in proportion to anticipated premium revenue at the time of issue.

  For property and liability insurance, deferred policy acquisition costs are amortized over the terms of policies or reinsurance treaties.

 OTHER INTANGIBLE ASSETS

  The value of insurance acquired and the excess of purchase price over the fair value of net assets acquired are included in other assets. The value of insurance acquired is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The excess of purchase price over the fair value of net assets acquired is amortized evenly over 10 years.

 FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based on the nonforfeiture interest rate, ranging from 2.5 percent to 7.0 percent, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends, and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

  Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 6.0 percent to 8.25 percent.

  Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

  Benefit liabilities for nonmedical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

  For property and liability insurance, the liability for unpaid reported losses is based on a case by case or overall estimate using the company's past experience. A provision is also made for losses incurred but not reported on the basis of estimates and past experience. Revisions of estimates are reflected in net earnings in the year such refinements are made.

 RECOGNITION OF INCOME AND EXPENSE

  Premiums from traditional life and annuity policies with life contingencies are recognized as income when due. Benefits and expenses are matched with such income resulting in the recognition of profits over the life of the contract. This match is accomplished through the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Premiums due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due with any excess profit deferred and recognized as income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

  Premiums from nonmedical health contracts are recognized as income on a pro rata basis over the contract term.

  Premiums from universal life and investment-type contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to expense include benefit claims incurred in the period in excess of related policyholder account balances and interest credited to policyholder account balances.

  Property and liability premiums are generally recognized as revenue on a pro rata basis over the policy term. Unearned premiums are included in other liabilities.

 POLICYHOLDER DIVIDENDS

  The amount of policyholder dividends to be paid is determined annually by the board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year and management's judgment as to the appropriate level of statutory surplus to be retained by the company.

 INCOME TAXES

  MetLife and its eligible life insurance and nonlife insurance subsidiaries file a consolidated U.S. federal income tax return and separate income tax returns as required. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

 SEPARATE ACCOUNT OPERATIONS

  Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceeds the Separate Account liabilities.

  Investments held in the Separate Accounts (stated at estimated fair value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts are reported as increases in Separate Account liabilities and are not reported in revenues. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

 DISCONTINUED OPERATIONS

  Certain operations have been discontinued and, accordingly, are segregated in the consolidated statements of earnings.

 FOREIGN CURRENCY TRANSLATION

  Assets and liabilities of foreign operations and subsidiaries are translated at the exchange rate in effect at year-end. Revenues and benefits and other expenses are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity.

 ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 FUTURE APPLICATION OF ACCOUNTING STANDARDS

  Statement of Financial Accounting Standards ("SFAS") No. 125 Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities and SFAS No. 127 Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125 provide accounting and reporting standards relating to transfers of security interests, repurchase agreements, dollar rolls, securities lending and similar transactions which will be effective in 1998. The company believes that the application of these standards will not have a material impact on the company's results of operations, financial position or liquidity.

 SFAS No. 130 Reporting Comprehensive Income establishes standards for reporting and presentation of comprehensive income and its components and will be effective in 1998. Comprehensive income, which includes all changes to equity except those resulting from investments by owners or distributions to owners, was $2,024, $229 and $3,326 in 1997, 1996 and 1995, respectively.
Consolidated statements of comprehensive income have not been presented, as the company has not determined the individual amounts to be displayed in such statements.

2. INVESTMENTS

 FIXED MATURITY AND EQUITY SECURITIES

  The cost or amortized cost, gross unrealized gain and loss, and estimated fair value of fixed maturity and equity securities, by category, were as follows:

                                           COST OR  GROSS UNREALIZED
                                          AMORTIZED ---------------- ESTIMATED
                                            COST      GAIN     LOSS  FAIR VALUE
                                          --------- --------- -----------------
DECEMBER 31, 1997
Available for Sale Securities:
Fixed Maturities:
 Bonds:
   U. S. Treasury securities and
    obligations of U. S. government
    corporations and agencies............ $ 10,619    $ 1,511 $    2  $ 12,128
   States and political subdivisions.....      486         22     --       508
   Foreign governments...................    3,420        371     52     3,739
   Corporate.............................   41,191      2,343    290    43,244
   Mortgage-backed securities............   22,191        572     21    22,742
   Other.................................    9,463        428    134     9,757
                                          --------  --------- ------  --------
     Total bonds.........................   87,370      5,247    499    92,118
 Redeemable preferred stocks.............      494         19      1       512
                                          --------  --------- ------  --------
     Total fixed maturities.............. $ 87,864  $   5,266 $  500  $ 92,630
                                          ========  ========= ======  ========
Equity Securities:
 Common stocks........................... $  2,444  $   1,716 $  105  $  4,055
 Nonredeemable preferred stocks..........      201          5     11       195
                                          --------  --------- ------  --------
     Total equity securities............. $  2,645  $   1,721 $  116  $  4,250
                                          ========  ========= ======  ========

                                          COST OR  GROSS UNREALIZED
                                         AMORTIZED ----------------  ESTIMATED
                                           COST      GAIN     LOSS   FAIR VALUE
                                         --------- --------- ------------------
DECEMBER 31, 1996
Available for Sale Securities:
Fixed Maturities:
 Bonds:
   U. S. Treasury securities and
    obligations of U. S. government
    corporations and agencies...........  $12,949  $     901    $128  $13,722
   States and political subdivisions....      536         13       1      548
   Foreign governments..................    2,597        266       6    2,857
   Corporate............................   32,520      1,102     294   33,328
   Mortgage-backed securities...........   21,200        407      91   21,516
   Other................................    2,511         90      30    2,571
                                          -------  --------- -------  -------
     Total bonds........................   72,313      2,779     550   74,542
 Redeemable preferred stocks............      500         --       3      497
                                          -------  --------- -------  -------
     Total fixed maturities.............  $72,813  $   2,779 $   553  $75,039
                                          =======  ========= =======  =======
Equity Securities:
 Common stocks..........................  $ 1,882  $     648 $    55  $ 2,475
 Nonredeemable preferred stocks.........      371         51      81      341
                                          -------  --------- -------  -------
     Total equity securities............  $ 2,253  $     699 $   136  $ 2,816
                                          =======  ========= =======  =======

                                                   GROSS UNREALIZED
                                         AMORTIZED ----------------  ESTIMATED
                                           COST      GAIN     LOSS   FAIR VALUE
                                         --------- -------- -------- ----------
DECEMBER 31, 1996
Held to Maturity Securities:
Fixed Maturities:
 Bonds:
   U.S. Treasury securities and obliga-
    tions of U.S. government corpora-
    tions and
    agencies............................  $    48  $      3           $    51
   States and political subdivisions....       58         1                59
   Foreign governments..................      260         5               265
   Corporate............................    7,520       236 $     64    7,692
   Mortgage-backed securities...........      689         1       16      674
   Other................................    2,746        85       24    2,807
                                          -------  -------- --------  -------
     Total bonds........................   11,321       331      104   11,548
 Redeemable preferred stocks............        1        --       --        1
                                          -------  -------- --------  -------
     Total fixed maturities.............  $11,322  $    331 $    104  $11,549
                                          =======  ======== ========  =======

  The amortized cost and estimated fair value of bonds, by contractual maturity, were as follows:

                                                            AMORTIZED ESTIMATED
                                                              COST    FAIR VALUE
                                                            --------- ----------
      DECEMBER 31, 1997
      Due in one year or less..............................  $ 1,916   $ 1,927
      Due after one year through five years................   15,830    16,260
      Due after five years through 10 years................   23,023    24,067
      Due after 10 years...................................   24,410    27,122
                                                             -------   -------
        Subtotal...........................................   65,179    69,376
      Mortgage-backed securities...........................   22,191    22,742
                                                             -------   -------
        Total..............................................  $87,370   $92,118
                                                             =======   =======

  Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

 MORTGAGE LOANS

  Mortgage loans are collateralized by properties principally located throughout the United States and Canada. At December 31, 1997, approximately 15 percent, 7 percent and 6 percent of the properties were located in California, Illinois and Florida, respectively. Generally, the company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

  The mortgage loan investments were categorized as follows:

                                                                       1997 1996
                                                                       ---- ----
      DECEMBER 31
      Office buildings................................................  32%  30%
      Retail..........................................................  16%  19%
      Residential.....................................................  15%  16%
      Agricultural....................................................  18%  18%
      Other...........................................................  19%  17%
                                                                       ---- ----
        Total......................................................... 100% 100%
                                                                       ==== ====

  Many of the company's real estate joint ventures have mortgage loans with the company. The carrying values of such mortgages were $753 and $869 at December 31, 1997 and 1996, respectively.

  Mortgage loan valuation allowances and changes thereto were as follows:

                                                         1997    1996    1995
                                                        ------  ------  ------
      YEARS ENDED DECEMBER 31
      Balance, January 1............................... $  444  $  466  $  483
      Additions charged to income......................     61     144     107
      Deductions for writedowns and dispositions.......   (241)   (166)   (124)
                                                        ------  ------  ------
      Balance, December 31............................. $  264  $  444  $  466
                                                        ======  ======  ======

   Impaired mortgage loans and related valuation allowances were as follows:

                                                         1997    1996
                                                        ------  ------
      DECEMBER 31
      Impaired mortgage loans with valuation allow-
       ances........................................... $1,231  $1,677
      Impaired mortgage loans with no valuation allow-
       ances...........................................    306     165
                                                        ------  ------
      Recorded investment in impaired mortgage loans...  1,537   1,842
      Valuation allowances.............................   (250)   (427)
                                                        ------  ------
      Net impaired mortgage loans...................... $1,287  $1,415
                                                        ======  ======
                                                         1997    1996    1995
                                                        ------  ------  ------
      YEARS ENDED DECEMBER 31
      Average recorded investment in impaired mortgage
       loans........................................... $1,680  $2,113  $2,365
                                                        ======  ======  ======

  Interest income on impaired mortgage loans recorded on a cash basis totaled $110 , $122 and $169 for the years ended December 31, 1997, 1996 and 1995, respectively.

 REAL ESTATE

  Accumulated depreciation on real estate was as follows:

                                                          1997    1996    1995
                                                         ------  ------  ------
      YEARS ENDED DECEMBER 31
      Balance, January 1................................ $2,109  $2,187  $2,757
      Depreciation expense..............................    332     348     427
      Deductions for dispositions.......................   (475)   (426)   (997)
                                                         ------  ------  ------
      Balance, December 31.............................. $1,966  $2,109  $2,187
                                                         ======  ======  ======

  Real estate valuation allowances and changes thereto were as follows:

                                                            1997   1996   1995
                                                            -----  -----  -----
      YEARS ENDED DECEMBER 31
      Balance, January 1................................... $ 529  $ 743  $ 622
      (Credited) charged to income.........................   (52)   127    358
      Deductions for writedowns and dispositions...........  (436)  (341)  (237)
                                                            -----  -----  -----
      Balance, December 31................................. $  41  $ 529  $ 743
                                                            =====  =====  =====

  The above table does not include valuation allowances of $55, $118 and $167 at December 31, 1997, 1996 and 1995, respectively, relating to investments in real estate joint ventures.

  Prior to 1996, the company established valuation allowances for all impaired real estate investments including real estate held for investment. During 1996, $150 of allowances relating to real estate held for investment were applied as writedowns to specific properties. During 1997, allowances of $94 relating to real estate held for sale were applied as writedowns to specific properties. The balances in the real estate valuation allowances at December 31, 1997 and 1996, relate to properties that management has committed to a plan of sale. The carrying values, net of valuation allowances, of properties committed to a plan of sale were $206 and $1,844 at December 31, 1997 and 1996, respectively. Net investment income relating to such properties was $8 and $60 for the years ended December 31, 1997 and 1996, respectively.

  At December 31, 1997 and 1996, the company owned real estate acquired in satisfaction of debt of $218 and $456, respectively.

 LEASES AND LEVERAGED LEASES

  The company's investment in direct financing leases and leveraged leases was as follows:

                                     DIRECT
                                    FINANCING      LEVERAGED
                                     LEASES          LEASES          TOTAL
                                  --------------  -------------  --------------
                                   1997    1996    1997   1996    1997    1996
                                  ------  ------  ------  -----  ------  ------
      DECEMBER 31
      Investment................  $1,137  $1,247  $  851  $ 387  $1,988  $1,634
      Estimated residual values.     183     238     641    543     824     781
                                  ------  ------  ------  -----  ------  ------
        Total...................   1,320   1,485   1,492    930   2,812   2,415
      Unearned income...........    (261)   (336)   (428)  (316)   (689)   (652)
                                  ------  ------  ------  -----  ------  ------
      Net investment............  $1,059  $1,149  $1,064  $ 614  $2,123  $1,763
                                  ======  ======  ======  =====  ======  ======

  The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from three to eight years, but in certain circumstances are as long as 20 years. Average yields range from 7 percent to 12 percent. These receivables are generally collateralized by the related property.

   Scheduled aggregate receipts for the investment and estimated residual values in direct financing leases were as follows:

                                                       DIRECT
                                                      FINANCING RESIDUALS TOTAL
                                                      --------- --------- ------
      YEARS ENDED DECEMBER 31
        1998.........................................  $  229     $ 14    $  243
        1999.........................................     211       19       230
        2000.........................................     192       25       217
        2001.........................................     147       19       166
        2002.........................................     114       22       136
        Thereafter...................................     244       84       328
                                                       ------     ----    ------
        Total........................................  $1,137     $183    $1,320
                                                       ======     ====    ======

  Historical collection experience indicates that a portion of the above amounts will be paid prior to contractual maturity. Accordingly, the future receipts, as shown above, should not be regarded as a forecast of future cash flows.

 FINANCIAL INSTRUMENTS

  The company has a securities lending program whereby large blocks of securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102 percent of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the consolidated balance sheets. To further minimize the credit risks related to this lending program, the company regularly monitors the financial condition of the borrowers.

  The company engages in a variety of derivative transactions. Certain derivatives, such as forwards, futures, options and swaps, which do not themselves generate interest or dividend income, are acquired or sold in order to hedge or reduce risks applicable to assets held, or expected to be purchased or sold, and liabilities incurred or expected to be incurred. The company also may occasionally sell covered call options. The company does not engage in trading of derivatives.

  Derivative financial instruments involve varying degrees of market risk resulting from changes in the volatility of interest rates, foreign currency exchange rates or market values of the underlying financial instruments. The company's risk of loss is typically limited to the fair value of these instruments and not by the notional or contractual amounts which reflect the extent of involvement but not necessarily the amounts subject to risk. Credit risk arises from the possible inability of counterparties to meet the terms of the contracts. Credit risk due to counterparty nonperformance associated with these instruments is the unrealized gain, if any, reflected by the fair value of such instruments.

  During the three year period ended December 31, 1997, the company employed several ongoing derivatives strategies. The company entered into a number of anticipatory hedge agreements using securities forwards, futures and interest rate swaps to limit the interest rate exposure of investments expected to be acquired or sold within one year. The company also executed swaps and foreign currency forwards to hedge, including on an anticipatory basis, the foreign currency risk of foreign currency denominated investments. The company also used interest rate swaps and forwards to reduce risks from changes in interest rates and exposures arising from mismatches between assets and liabilities. In addition, the company has used interest rate caps to reduce the market and interest rate risks relating to certain assets and liabilities.

  Income and expense related to derivatives used to hedge or manage risks are recorded on the accrual basis as an adjustment to the yield of the related securities over the periods covered by the derivative contracts. Gains and losses relating to early terminations of interest rate swaps used to hedge or manage interest rate risk are deferred and amortized over the remaining period originally covered by the swap. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are deferred and utilized to adjust the basis of the transaction once it has closed. If it is determined that the transaction will not close, such gains and losses are included in realized investment gains and losses.

 ASSETS ON DEPOSIT

  As of December 31, 1997 and 1996, the company had assets on deposit with regulatory agencies of $4,695 and $4,062, respectively.

3. NET INVESTMENT INCOME AND INVESTMENT GAINS

  The sources of net investment income were as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
       YEARS ENDED DECEMBER 31
       Fixed maturities............................  $ 6,455  $ 6,042  $ 6,006
       Equity securities...........................       50       60       45
       Mortgage loans on real estate...............    1,684    1,523    1,501
       Policy loans................................      368      399      394
       Real estate.................................    1,566    1,647    1,833
       Real estate joint ventures..................       42       21       41
       Other limited partnership interests.........      302      215      149
       Leases and leveraged leases.................      131      135      113
       Cash, cash equivalents and short-term in-
        vestments..................................      169      214      231
       Other investment income.....................      235      281      326
                                                     -------  -------  -------
       Gross investment income.....................   11,002   10,537   10,639
       Investment expenses.........................   (1,527)  (1,544)  (1,802)
                                                     -------  -------  -------
       Investment income, net......................  $ 9,475  $ 8,993  $ 8,837
                                                     =======  =======  =======

  Investment gains (losses), including changes in valuation allowances, were as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
       YEARS ENDED DECEMBER 31
       Fixed maturities............................  $   118  $   234  $   621
       Equity securities...........................      224       78       (5)
       Mortgage loans on real estate...............       56      (86)     (51)
       Real estate.................................      249      165     (375)
       Real estate joint ventures..................      117       61     (142)
       Other limited partnership interests.........      103       82      117
       Other.......................................      162      (76)     (92)
                                                     -------  -------  -------
           Subtotal................................    1,029      458       73
       Investment gains relating to:
         Participating pension contracts...........      (35)     (20)      --
         Amortization of deferred policy acquisi-
          tion costs...............................      (70)      (4)     (78)
         Future policy benefit loss recognition....     (126)    (203)    (152)
                                                     -------  -------  -------
       Net investment gains (losses)...............  $   798  $   231  $  (157)
                                                     =======  =======  =======

  Sales of bonds were as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
       YEARS ENDED DECEMBER 31
       Bonds classified as available for sale
         Proceeds..................................  $72,396  $74,580  $58,537
         Gross realized gains......................      691    1,069    1,013
         Gross realized losses.....................      584      842      402
       Bonds classified as held to maturity
         Proceeds..................................  $   352  $ 1,281  $ 1,806
         Gross realized gains......................        5       10       17
         Gross realized losses.....................        1        1        4

  The net unrealized investment gains (losses), which are included in the consolidated balance sheets as a component of equity, and the changes for the corresponding years were as follows:


                                                        1997    1996    1995
                                                       ------  ------  -------
       DECEMBER 31
       Balance, comprised of:
         Unrealized investment gains on:
           Fixed maturities..........................  $4,766  $2,226  $ 5,166
           Equity securities.........................   1,605     563      210
           Other.....................................     294     474      380
                                                       ------  ------  -------
                                                        6,665   3,263    5,756
                                                       ------  ------  -------
         Amounts allocable to:
         Participating pension contracts.............     312       9      350
         Loss recognition............................   2,189   1,219    2,064
         Deferred policy acquisition cost............   1,147     420      748
         Deferred income taxes.......................   1,119     587      948
                                                       ------  ------  -------
                                                        4,767   2,235    4,110
                                                       ------  ------  -------
             Total...................................  $1,898  $1,028  $ 1,646
                                                       ======  ======  =======
                                                        1997    1996    1995
                                                       ------  ------  -------
       YEARS ENDED DECEMBER 31
       Balance, January 1............................  $1,028  $1,646  $  (955)
       Unrealized investment gains (losses) during
        year.........................................   3,402  (2,493)   7,665
       Unrealized investment (gains) losses allocable
        to:
         Participating pension contracts.............    (303)    341     (258)
         Loss recognition............................    (970)    845   (2,063)
         Deferred policy acquisition costs...........    (727)    328   (1,247)
       Deferred income taxes.........................    (532)    361   (1,496)
                                                       ------  ------  -------
       Balance, December 31..........................  $1,898  $1,028  $ 1,646
                                                       ======  ======  =======

4. JOINT VENTURES AND OTHER LIMITED PARTNERSHIPS

  Combined financial information for real estate joint ventures and other limited partnership interests accounted for under the equity method, in which the company has an investment of at least $10 and an equity interest of at least 10 percent, was as follows:

                                                                    1997   1996
                                                                   ------ ------
        DECEMBER 31
        Assets:
          Investments in real estate, at depreciated cost........  $  938 $1,030
          Investments in securities, at estimated fair value.....     717    621
          Cash and cash equivalents..............................     141     37
          Other..................................................     984  1,030
                                                                   ------ ------
            Total assets.........................................   2,780  2,718
                                                                   ------ ------
        Liabilities:
          Borrowed funds--third party............................     384    243
          Borrowed funds--MetLife................................     136     69
          Other..................................................     678    915
                                                                   ------ ------
            Total liabilities....................................   1,198  1,227
                                                                   ------ ------
        Partners' capital........................................  $1,582 $1,491
                                                                   ====== ======
        MetLife equity in partners' capital included above.......  $  822 $  786
                                                                   ====== ======

                                                           1997   1996   1995
                                                           -----  -----  -----
        YEARS ENDED DECEMBER 31
        Operations:
          Revenues of real estate joint ventures.........  $ 291  $ 275  $ 364
          Revenues of other limited partnership inter-
           ests..........................................    276    297    417
          Interest expense--third party..................    (25)   (11)   (26)
          Interest expense--MetLife......................    (16)   (19)   (31)
          Other expenses.................................   (396)  (411)  (501)
                                                           -----  -----  -----
        Net earnings.....................................  $ 130  $ 131  $ 223
                                                           =====  =====  =====
        MetLife earnings from real estate joint ventures
         and other limited partnership interests included
         above...........................................  $  59  $  34  $  28
                                                           =====  =====  =====

5. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

  The company assumes and cedes insurance with other insurance companies. The consolidated statements of earnings are presented net of reinsurance ceded.

  The effect of reinsurance on premiums earned was as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
        YEARS ENDED DECEMBER 31
        Direct premiums............................  $12,749  $12,569  $11,944
        Reinsurance assumed........................      360      508      812
        Reinsurance ceded..........................   (1,810)  (1,615)  (1,578)
                                                     -------  -------  -------
        Net premiums earned........................  $11,299  $11,462  $11,178
                                                     =======  =======  =======
        Reinsurance recoveries netted against
         policyholder benefits.....................  $ 1,689  $ 1,667  $ 1,523
                                                     =======  =======  =======

  Premiums and other receivables in the consolidated balance sheets include reinsurance recoverables of $1,579 and $700 at December 31, 1997 and 1996, respectively.

  Activity in the liability for unpaid losses and loss adjustment expenses relating to property and casualty and group accident and nonmedical health policies and contracts was as follows:

                                                          1997    1996    1995
                                                         ------  ------  ------
        YEARS ENDED DECEMBER 31
        Balance at January 1...........................  $3,345  $3,296  $2,670
          Reinsurance recoverables.....................    (215)   (214)   (104)
                                                         ------  ------  ------
        Net balance at January 1.......................   3,130   3,082   2,566
                                                         ------  ------  ------
        Incurred related to:
          Current year.................................   2,855   2,951   3,420
          Prior years..................................      88    (114)    (68)
                                                         ------  ------  ------
            Total incurred.............................   2,943   2,837   3,352
                                                         ------  ------  ------
        Paid related to:
          Current year.................................   1,832   1,998   2,053
          Prior years..................................     815     791     783
                                                         ------  ------  ------
            Total paid.................................   2,647   2,789   2,836
                                                         ------  ------  ------
        Net balance at December 31.....................   3,426   3,130   3,082
          Plus reinsurance recoverables................     229     215     214
                                                         ------  ------  ------
        Balance at December 31.........................  $3,655  $3,345  $3,296
                                                         ======  ======  ======

  The company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to material fluctuations in the company's results of operations. The company uses excess of loss and quota share reinsurance arrangements to reduce its catastrophe losses and provide diversification of risk.

6. INCOME TAXES

  Income tax expense for U. S. operations has been calculated in accordance with the provisions of the Internal Revenue Code, as amended (the "Code"). Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated by a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies.

  The income tax expense (benefit) of continuing operations was as follows:

                                                          CURRENT DEFERRED TOTAL
                                                          ------- -------- -----
         1997
         Federal.........................................  $432     $(26)  $406
         State and local.................................    10        9     19
         Foreign.........................................    26       25     51
                                                           ----     ----   ----
           Total.........................................  $468     $  8   $476
                                                           ====     ====   ====
         1996
         Federal.........................................  $346     $ 66   $412
         State and local.................................    25        6     31
         Foreign.........................................    27       12     39
                                                           ----     ----   ----
           Total.........................................  $398     $ 84   $482
                                                           ====     ====   ====
         1995
         Federal.........................................  $241     $ 65   $306
         State and local.................................    52        3     55
         Foreign.........................................    22       24     46
                                                           ----     ----   ----
           Total.........................................  $315     $ 92   $407
                                                           ====     ====   ====

  Reconciliations of the differences between income taxes of continuing operations computed at the federal statutory tax rates and consolidated provisions for income taxes were as follows:

                                                            1997    1996   1995
                                                           ------  ------  ----
         YEARS ENDED DECEMBER 31
         Earnings from continuing operations before
          income taxes...................................  $1,693  $1,406  $744
         Income tax rate.................................      35%     35%   35%
                                                           ------  ------  ----
         Expected income tax expense at federal statutory
          income tax rate................................     593     492   260
         Tax effect of:
           Tax exempt investment income..................     (30)    (18)   (9)
           Goodwill......................................       9     --    --
           Differential earnings amount..................     (40)     38    67
           State and local income taxes..................      15      23    37
           Foreign operations............................       7      (7)   25
           Tax credits...................................     (15)    (15)  (15)
           Prior year taxes..............................      (2)    (46)   (3)
           Sale of subsidiary............................     (41)     --    --
           Other, net....................................     (20)     15    45
                                                           ------  ------  ----
         Income taxes....................................  $  476  $  482  $407
                                                           ======  ======  ====

  The deferred income tax assets or liabilities recorded at December 31, 1997 and 1996 represent the net temporary differences between the tax bases of assets and liabilities and their amounts for financial reporting. The components of the net deferred income tax asset or liability were as follows:

                                                           1997    1996
                                                          ------  ------
       DECEMBER 31
       Deferred income tax assets:
         Policyholder liabilities and receivables........ $3,010  $2,889
         Net operating loss carryforwards................     33      38
         Other, net......................................    938     698
                                                          ------  ------
           Total gross deferred income tax assets........  3,981   3,625
         Less valuation allowance........................     24      14
                                                          ------  ------
       Deferred income tax assets, net of valuation al-
        lowance..........................................  3,957   3,611
                                                          ------  ------
       Deferred income tax liabilities:
         Investments.....................................  1,227     848
         Deferred policy acquisition costs...............  1,890   1,940
         Net unrealized capital gains....................  1,119     587
         Other, net......................................    193     199
                                                          ------  ------
           Total deferred income tax liabilities.........  4,429   3,574
                                                          ------  ------
       Net deferred income tax (liability) asset......... $ (472) $   37
                                                          ======  ======

  The sources of deferred income tax expense (benefit) and their tax effects were as follows:

                                                           1997   1996   1995
                                                           -----  -----  -----
       YEARS ENDED DECEMBER 31
       Policyholder liabilities and receivables........... $(109) $  53  $(105)
       Net operating loss carryforwards...................     5    (19)    89
       Investments........................................   382     50    199
       Deferred policy acquisition costs..................   (51)    55     49
       Change in valuation allowance......................    10      4     (6)
       Other, net.........................................  (229)   (59)  (134)
                                                           -----  -----  -----
         Total............................................ $   8  $  84  $  92
                                                           =====  =====  =====

  The valuation allowance for the tax benefits of net operating loss carryforwards reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for net operating loss carryforwards will not be realized. The benefit will be recognized when management believes that it is more likely than not that the deferred income tax asset is realizable. U.S. tax basis net operating loss carryforwards of $15 are available, subject to statutory limitation, to offset taxable income through the year 2012.

7. EMPLOYEE BENEFIT PLANS

 PENSION PLANS

  The company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of MetLife and certain of its subsidiaries. Retirement benefits are based on years of credited service and final average earnings history.

  Components of the net periodic pension (credit) cost for the defined benefit qualified and nonqualified pension plans were as follows:

                                                           1997   1996   1995
                                                           -----  -----  -----
       YEARS ENDED DECEMBER 31
       Service cost....................................... $  73  $  77  $  62
       Interest cost on projected benefit obligation......   244    232    222
       Actual return on assets............................  (318)  (273)  (280)
       Net amortization and deferrals.....................    (5)   (12)   (13)
                                                           -----  -----  -----
       Net periodic pension (credit) cost................. $  (6) $  24  $  (9)
                                                           =====  =====  =====

  The funded status of the qualified and nonqualified defined benefit pension plans and a comparison of the accumulated benefit obligation, plan assets and projected benefit obligation were as follows:

                                           1997                   1996
                                  ---------------------- ----------------------
                                  OVERFUNDED UNDERFUNDED OVERFUNDED UNDERFUNDED
                                  ---------- ----------- ---------- -----------
     DECEMBER 31
     Actuarial present value of
      obligations:
      Vested....................    $2,804      $ 251      $2,668      $223
      Nonvested.................        33          2          36         2
                                    ------      -----      ------      ----
     Accumulated benefit obliga-
      tion......................    $2,837      $ 253      $2,704      $225
                                    ======      =====      ======      ====
     Projected benefit obliga-
      tion......................    $3,170      $ 353      $2,958      $310
     Plan assets (principally
      company investment
      contracts) at contract
      value                          3,831        151       3,495       133
                                    ------      -----      ------      ----
     Plan assets in excess of
      (less than) projected
      benefit obligation........       661       (202)        537      (177)
     Unrecognized prior service
      cost......................       125         25         139        26
     Unrecognized net (gain)
      loss from past experience
      different from that
      assumed...................      (130)        21         (27)       60
     Unrecognized net asset at
      transition................      (140)       --         (176)      --
                                    ------      -----      ------      ----
     Prepaid (accrued) pension
      cost at December 31.......    $  516      $(156)     $  473      $(91)
                                    ======      =====      ======      ====

  The weighted average discount rate used in determining the actuarial present value of the projected benefit obligation ranged from 7.25 percent to 7.75 percent for 1997 and 7.25 percent to 8.0 percent for 1996. The weighted average assumed rate of increase in future compensation levels ranged from 4.5 percent to 8.5 percent in 1997 and from 4.0 percent to 8.0 percent in 1996. The assumed long-term rate of return on assets used in determining the net periodic pension cost was 8.75 percent in 1997 and ranged from 8.0 percent to
8.5 percent in 1996. In addition, several other factors, such as expected retirement dates and mortality, enter into the determination of the actuarial present value of the accumulated benefit obligation.

 SAVINGS AND INVESTMENT PLANS

  The company sponsors savings and investment plans available for substantially all employees under which the company matches a portion of employee contributions. During 1997, 1996 and 1995, the company contributed $44, $42 and $49, respectively, to the plans.

 OTHER POSTRETIREMENT BENEFITS

  The company also provides certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the company's employees may, in accordance with the plans applicable to such benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the company.

  The components of the net periodic nonpension postretirement benefit cost were as follows:

                                                              1997  1996  1995
                                                              ----  ----  ----
        YEARS ENDED DECEMBER 31
        Service cost......................................... $ 31  $ 41  $ 28
        Interest cost on accumulated postretirement benefit
         obligation..........................................  122   127   115
        Actual return on plan assets (company insurance
         contracts)..........................................  (66)  (58)  (63)
        Net amortization and deferrals.......................   (5)    2    (9)
                                                              ----  ----  ----
        Net periodic nonpension postretirement benefit cost.. $ 82  $112  $ 71
                                                              ====  ====  ====

  The following table sets forth the postretirement health care and life insurance plans' combined status reconciled with the amount included in the company's consolidated balance sheets.

                                                                 1997    1996
                                                                ------  ------
        DECEMBER 31
        Accumulated postretirement benefit obligation:
         Retirees.............................................  $1,251  $1,228
         Fully eligible active employees......................     115     145
         Active employees not eligible to retire..............     397     400
                                                                ------  ------
          Total...............................................   1,763   1,773
        Plan assets (company insurance contracts) at contract
         value................................................   1,004     897
                                                                ------  ------
        Plan assets less than accumulated postretirement
         benefit obligation...................................    (759)   (876)
        Unrecognized net gain from past experience different
         from that assumed and from changes in assumptions....    (173)    (60)
                                                                ------  ------
        Accrued nonpension postretirement benefit cost at
         December 31..........................................  $ (932) $ (936)
                                                                ======  ======

  The assumed health care cost trend rate used in measuring the accumulated nonpension postretirement benefit obligation was generally 9.0 percent in 1997, gradually decreasing to 5.25 percent over five years and generally 9.5 percent in 1996 decreasing to 5.25 percent over 12 years. The weighted average discount rate used in determining the accumulated postretirement benefit obligation ranged from 7.25 percent to 7.75 percent at December 31, 1997 and
7.0 percent to 7.75 percent at December 31, 1996.

  If the health care cost trend rate assumptions were increased 1.0 percent, the accumulated postretirement benefit obligation as of December 31, 1997 would be increased 6.75 percent. The effect of this change on the sum of the service and interest cost components of the net periodic postretirement benefit cost for the year ended December 31, 1997, would be an increase of 9.7 percent.

8. LEASES

 RENTAL INCOME ON REAL ESTATE OWNED AND LEASE EXPENSE

  In accordance with industry practice, certain of the company's lease agreements with retail tenants result in income that is contingent on the level of the tenants' sales revenues. Additionally, the company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental income, gross minimum rental payments and minimum sublease rental income relating to these lease agreements were as follows:

                                                                GROSS
                                                        RENTAL  RENTAL  SUBLEASE
                                                        INCOME PAYMENTS  INCOME
                                                        ------ -------- --------
         DECEMBER 31
         1998.......................................... $ 697    $146     $55
         1999..........................................   657     127      52
         2000..........................................   604     103      50
         2001..........................................   560      82      44
         2002..........................................   496      59      36
         2003 and thereafter........................... 2,724     103      68

9. DEBT

  Debt consisted of the following:

                                                         SCHEDULED
                                                         MATURITY   1997   1996
                                                         --------- ------ ------
        DECEMBER 31
        Surplus notes:
         6.300%                                               2003 $  397 $  396
         7.000%                                               2005    249    248
         7.700%                                               2015    198    197
         7.450%                                               2023    296    296
         7.875%                                               2024    148    148
         7.800%                                               2025    248    248
        Floating rate notes, interest rates
         based on LIBOR................................. 1999-2007    358     49
        Fixed rate notes, interest rates ranging from
         5.80%-10.50%................................... 1998-2007    519    135
        Zero coupon Eurobonds...........................      1999     79     71
        Other...........................................              124    158
                                                                   ------ ------
        Total long-term debt............................            2,616  1,946
        Short-term debt.................................            4,587  3,311
                                                                   ------ ------
        Total...........................................           $7,203 $5,257
                                                                   ====== ======

  Payments of interest and principal on the surplus notes may be made only with the prior approval of the Superintendent of Insurance of the State of New York (Superintendent). Subject to the prior approval of the Superintendent, the 7.45 percent surplus notes may be redeemed, in whole or in part, at the election of the company at any time on or after November 1, 2003.

  At December 31, 1997, aggregate maturities of the long-term debt based on required principal payments at maturity for 1998 and the succeeding four years amounted to $80, $377, $178, $9 and $11, respectively, and $1,979 thereafter.

10. CONTINGENCIES

  The company is currently a defendant in numerous state and federal lawsuits (including individual suits and putative class actions) raising allegations of improper marketing of individual life insurance. Litigation seeking compensatory and/or punitive damages relating to the marketing by the company of individual life insurance (including putative class and individual actions) continues to be brought by or on behalf of policyholders and others. These cases, most of which are in the early stages of litigation, seek substantial damages, including in some cases claims for punitive and treble damages and attorneys' fees, and raise, among other claims, allegations that individual life insurance policies were improperly sold in replacement transactions or with inadequate or inaccurate disclosure as to the period for which premiums would be payable, or were misleadingly sold as savings or retirement plans. Putative classes have been certified, conditionally or subject to appeal, in state court actions covering certain policyholders in California and West Virginia; class certification has been denied in a state court action in Ohio thus far. A number of the federal cases alleging improper marketing of individual life insurance have been consolidated in the United States District Court for the Western District of Pennsylvania and the United States District Court in Massachusetts for pretrial proceedings. Additional litigation relating to the company's marketing of individual life insurance may be commenced in the future. The company is vigorously defending itself in these actions.

  Regulatory authorities in a small number of states, including both insurance departments and attorneys general, have ongoing investigations of the company's sales of individual life insurance, including investigations of alleged improper replacement transactions and alleged improper sales of insurance with inaccurate or inadequate disclosures as to the period for which premiums would be payable. In addition, an investigation by the Office of the United States Attorney for the Middle District of Florida, which commenced in 1994, into certain of the retirement and savings plan selling allegations that have been a subject of regulatory inquiries, has not been closed.

  In addition to the foregoing matters, the company is a defendant in a large number of asbestos lawsuits relating to allegations regarding certain research, advice and publication activity that occurred decades ago. While the company believes that it has significant defenses to these claims and has effected settlements in many of these cases and has prevailed in certain cases, it is not possible to predict the number of such cases that may be brought or the aggregate amount of any liability that may ultimately be incurred by the company.

  Various litigation, claims and assessments against the company, in addition to the aforementioned and those otherwise provided for in the company's financial statements, have arisen in the course of the company's business, including in connection with its activities as an insurer, employer, investor and taxpayer. Further, state insurance regulatory authorities and other state authorities regularly make inquiries and conduct investigations concerning the company's compliance with applicable insurance and other laws and regulations.

  In certain of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in all such matters, it is the opinion of the company's management that their outcome, after consideration of the provisions made in the company's financial statements, is not likely to have a material adverse effect on the company's financial position.

11. OTHER OPERATING COSTS AND EXPENSES

  Other operating costs and expenses were as follows:

                                                          1997    1996    1995
                                                         ------  ------  ------
        YEARS ENDED DECEMBER 31
        Compensation costs.............................  $2,072  $1,813  $1,607
        Commissions....................................     766     722     853
        Interest and debt issue costs..................     453     311     285
        Amortization of policy acquisition costs.......     771     633     606
        Capitalization of policy acquisition costs.....  (1,000) (1,028) (1,060)
        Rent expense, net of sublease..................     179     180     184
        Restructuring charges..........................      --      18      88
        Minority interest..............................      51      30      22
        Other..........................................   2,467   2,105   1,696
                                                         ------  ------  ------
        Total..........................................  $5,759  $4,784  $4,281
                                                         ======  ======  ======

  During 1996 and 1995, the company recorded restructuring charges primarily related to the consolidation of administration and agency sales force leased office space and costs relating to workforce reductions.

12. OTHER INTANGIBLE ASSETS

  The value of business acquired and the excess of purchase price over the fair value of net assets acquired and changes thereto were as follows:

                                                        EXCESS OF PURCHASE PRICE
                                                           OVER FAIR VALUE OF
                         VALUE OF BUSINESS ACQUIRED       NET ASSETS ACQUIRED
                         ----------------------------  ----------------------------
                           1997      1996      1995      1997      1996      1995
                         --------  --------  --------  --------  --------  --------
YEARS ENDED DECEMBER 31
Net Balance, January 1.. $    358  $    381  $      6  $    544  $    377  $    413
Acquisitions............      176         7       396       387       197       221
Dispositions............      --        --        --        --        --       (236)
Amortization............      (36)      (30)      (21)      (47)      (30)      (21)
                         --------  --------  --------  --------  --------  --------
Net balance, December
 31..................... $    498  $    358  $    381  $    884  $    544  $    377
                         ========  ========  ========  ========  ========  ========
                           1997      1996      1995      1997      1996      1995
                         --------  --------  --------  --------  --------  --------
DECEMBER 31
Accumulated amortiza-
 tion................... $     87  $     51  $     21  $    148  $    101  $     71
                         ========  ========  ========  ========  ========  ========

13. DISCONTINUED OPERATIONS

  In January 1995 the company contributed its group medical benefits businesses to a corporate joint venture, The MetraHealth Companies, Inc. ("MetraHealth"). In October 1995, the company sold its investment in MetraHealth to United HealthCare Corporation. For its interest in MetraHealth, the company received $485 face amount of United HealthCare Corporation convertible preferred stock and $326 in cash (including additional consideration of $50 in 1996). The sale resulted in an aftertax loss of $36 in 1996 and an aftertax gain of $372 in 1995. Operating losses in 1997 and 1996 related principally to the finalization of the transfer of group medical contracts to United HealthCare Corporation.

  During 1995 the company also sold its real estate brokerage, mortgage banking and mortgage administration operations for an aggregate consideration of $251 (including additional cash consideration of $25 in 1996), resulting in aftertax gains of $17 in 1996 and $44 in 1995.

14. CONSOLIDATED CASH FLOWS INFORMATION

  During 1997 the company acquired assets of $3,777 and assumed liabilities of $3,347 through the acquisition of certain insurance and noninsurance companies. The aggregate purchase prices were allocated to the assets and liabilities acquired based upon their estimated fair values. During 1997 the company also reduced assets and liabilities by $4,342 and $4,207, respectively, through the sale of certain insurance operations, resulting in a pretax gain of $139. During 1995 the company also reduced assets and liabilities by $919 and $413, respectively, through the sale of its real estate brokerage, mortgage banking and mortgage administration operations.

  During 1997 the company assumed liabilities of $227 and received assets of $227 and during 1995 the company assumed liabilities of $1,573 and received assets of $1,573 through assumption of certain businesses from other insurance companies.

  For the years ended December 31, 1997, 1996 and 1995, respectively, real estate of $151, $189 and $429 was acquired in satisfaction of debt.

  During 1997 and 1995, fixed maturity securities with an amortized cost of $11,682 and $3,058, respectively, were transferred from held to maturity to available for sale.

15. FAIR VALUE INFORMATION

  The estimated fair value amounts of financial instruments presented below have been determined by the company using market information available as of December 31, 1997 and 1996, and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value for financial instruments for which there are no available market value quotations.

  The estimates presented below were not necessarily indicative of the amounts the company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                   NOTIONAL CARRYING  ESTIMATED
                                                    AMOUNT   VALUE    FAIR VALUE
                                                   -------- --------  ----------
DECEMBER 31, 1997
Assets:
  Fixed maturities................................          $92,630    $92,630
  Equity securities...............................            4,250      4,250
  Mortgage loans on real estate...................           20,247     21,133
  Policy loans....................................            5,846      6,110
  Short-term investments..........................              705        705
  Cash and cash equivalents.......................            2,871      2,871
Liabilities:
  Policyholder account balances...................           36,433     36,664
  Short- and long-term debt.......................            7,203      7,258
Other financial instruments:
  Interest rate swaps.............................  $1,464       (1)       (19)
  Interest rate caps..............................   1,545       16         12
  Foreign currency swaps..........................     254      --         (28)
  Foreign currency forwards.......................     150      --         --
  Covered call options............................      88      (31)       (31)
  Other options...................................     565      --          (2)
  Futures contracts...............................   2,262       10         10
  Unused lines of credit..........................   2,310      --           2
                                                   NOTIONAL CARRYING  ESTIMATED
                                                    AMOUNT   VALUE    FAIR VALUE
                                                   -------- --------  ----------
DECEMBER 31, 1996
Assets:
  Fixed maturities................................          $86,361    $86,588
  Equity securities...............................            2,816      2,816
  Mortgage loans on real estate...................           18,964     19,342
  Policy loans....................................            5,842      5,796
  Short-term investments..........................              741        741
  Cash and cash equivalents.......................            2,325      2,325
Liabilities:
  Policyholder account balances...................           30,470     30,611
  Short- and long-term debt.......................            5,257      5,223
Other Financial Instruments:
  Interest rate swaps.............................  $1,242      --         (14)
  Interest rate caps..............................   1,946       20         14
  Foreign currency swaps..........................     207      --         (23)
  Foreign currency forwards.......................     151        3          3
  Covered call options............................      25       (2)        (2)
  Unused lines of credit..........................   1,821      --           1

  Estimated fair values were determined as follows: publicly traded fixed maturities (approximately 78 percent of the estimated fair value of total fixed maturities) from an independent market pricing service; all other bonds at estimated fair value determined by management (based primarily on interest rates, maturity, credit quality and average life); equity securities, on quoted market prices; mortgage loans, based on discounted projected cash flows using interest rates offered for loans to borrowers with comparable credit ratings and for the same maturities; policy loans, based on discounted projected cash flows using U.S. Treasury rates to approximate interest rates and company experience to project patterns of loan accrual and repayment; cash and cash equivalents and short-term investments, at carrying amount, which is considered to be a reasonable estimate of fair value.

  Included in fixed maturities are loaned securities with estimated fair values of $6,537 and $7,293 at December 31, 1997 and 1996, respectively.

  The fair values for policyholder account balances are estimated using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  The estimated fair value of short- and long-term debt was determined using rates currently available to the company for debt with similar terms and remaining maturities.

  For interest rate and foreign currency swaps, interest rate caps, foreign currency forwards, covered call options, other options and futures contracts, estimated fair value is the amount at which the contracts could be settled based on estimates obtained from dealers. The estimated fair values of unused lines of credit were based on fees charged to enter into similar agreements.

16. STATUTORY FINANCIAL INFORMATION

  The reconciliation of the net change in statutory surplus and statutory surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities with net earnings and equity on a GAAP basis was as follows:

                                                             1997   1996  1995
                                                            ------  ----  ----
      YEARS ENDED DECEMBER 31
      Net change in statutory surplus...................... $  227  $366  $229
      Adjustments for GAAP:
        Future policy benefits and policyholder account
         balances..........................................   (445) (165)  (17)
        Deferred policy acquisition costs..................    159   391   376
        Deferred income taxes..............................     62   (74)  (97)
        Valuation of investments...........................   (387)  (84)  106
        Statutory asset valuation reserves.................  1,170   599    30
        Statutory interest maintenance reserve.............     53    19   284
        Surplus notes......................................    --    --   (622)
        Other, net.........................................    364  (199)  410
                                                            ------  ----  ----
          Net earnings..................................... $1,203  $853  $699
                                                            ======  ====  ====

                                                               1997     1996
                                                              -------  -------
      DECEMBER 31
      Statutory surplus.....................................  $ 7,378  $ 7,151
      Adjustments for GAAP:
        Future policy benefits and policyholder account bal-
         ances                                                 (7,305)  (5,742)
        Deferred policy acquisition costs...................    6,436    7,227
        Deferred income taxes...............................     (242)     264
        Valuation of investments............................    3,474      610
        Statutory asset valuation reserves..................    3,854    2,684
        Statutory interest maintenance reserve..............    1,261    1,208
        Surplus notes.......................................   (1,396)  (1,393)
        Other, net..........................................      601      (26)
                                                              -------  -------
          Equity............................................  $14,061  $11,983
                                                              =======  =======

17. SUBSEQUENT EVENT

  On March 12, 1998 the company reached an agreement, subject to regulatory approval, to sell substantially all of its Canadian operations to a nonaffiliated life insurance company at a gain. Financial information for the Canadian operations was as follows:

                                                               1997  1996  1995
                                                               ----- ----- ----
      YEARS ENDED DECEMBER 31
        Total revenue......................................... $ 969 $ 920 $903
        Total benefits and other deductions...................   831   802  804
        Net earnings..........................................    87    83   22
                                                               1997  1996
                                                               ----- -----
      DECEMBER 31
        Total assets.......................................... 5,881 5,826
        Total equity..........................................   957   917

                       THE NEW ENGLAND VARIABLE ACCOUNT

PART C.  OTHER INFORMATION
         -----------------

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:

     Statement of Assets and Liabilities as of December 31, 1997.

     Statement of Operations for the years ended December 31, 1997 and 1996.

     Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996.

     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:

     Consolidated Balance Sheets as of December 31, 1997 and 1996.

     Consolidated Statements of Earnings for the years ended December 31, 1997, 1996, and 1995.

     Consolidated Statements of Equity for the years ended December 31, 1997, 1996 and 1995.

     Consolidated Statements of Cash Flow for the years ended December 31, 1997, 1996 and 1995.

     Notes to Financial Statements.

(b)  Exhibits

(1) (i) Resolutions of Board of Directors of New England Mutual Life Insurance Company authorizing the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting the Registrant as a separate account are incorporated herein by reference to the Registration Statement on Form N-4 (No.333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No.333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract, Application and Riders.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, Death of Owner Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant).

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of Endorsements

(5) (i) For New England Mutual Life Insurance Company Application, see (4)(i) above.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                     III-2

     (ii) By-Laws Amendment is incorporated herein by reference to Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(7)  None

(8) (i) Administrative Services Agreement is incorporated herein by reference to Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company.

     (iii) Amendment No.1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iv) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated herein by reference to Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(9)  Opinion and consent of Christopher P. Nicholas, Esq.

(10) (i)  Consent of Deloitte & Touche LLP.
     (iii) Consent of Sutherland, Asbill and Brennan LLP

(11) None

(12) None

(13) Schedule of computations for performance quotations.

(14) Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole, Charles M. Leighton and William C. Steere, Jr. whose powers of attorney were filed in with Post-Effective Amendment No. 5 to the Registration Statement of Separate Account UL (File No. 33-47927) on April 30, 1997 and Robert H. Benmoshe whose power of attorney was filed with the Registration Statement of Metropolitan Life Separate Account UL (File No. 333-40161) filed November 13, 1997 and Jon F. Danski whose power of attorney was filed with Pre-Effective Amendment to the Registration Statement of Metropolitan Life Separate Account UL (File No. 333-40161) filed April 2, 1998.

                                     III-3

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                              PRINCIPAL OCCUPATION &      POSITIONS AND OFFICES
          NAME                   BUSINESS ADDRESS            WITH DEPOSITOR
          ----                ----------------------      ---------------------
Curtis H. Barnette...... Chairman and Chief Executive     Director
                         Officer, Bethlehem Steel
                         Corporation,
                         1170 Eighth Avenue,
                         Martin Tower 2118,
                         Bethlehem, PA 18016-7699.

Robert H. Benmosche      President and Chief Operating    President, Chief
                         Officer, Metropolitan Life        Operating Officer
                         Insurance Company,                and Director
                         One Madison Avenue,
                         New York, NY 10010

Gerald Clark............ Senior Executive Vice-President  Senior Executive
                         and Chief Investment Officer,     Vice President and
                         Metropolitan Life Insurance       Chief Investment
                         Company,                          Officer, Director
                         One Madison Avenue,
                         New York, NY 10010.

Joan Ganz Cooney........ Chairman, Executive Committee,   Director
                         Children's Television Workshop,
                         One Lincoln Plaza,
                         New York, NY 10023.

Burton A. Dole, Jr...... Retired Chairman, President and  Director
                         Chief Executive Officer,
                         Puritan Bennett,
                         2200 Faraday Avenue,
                         Carlsbad, CA 92008-7208.

James R. Houghton....... Retired Chairman of the Board,   Director
                         Corning Incorporated,
                         80 East Market Street, 2nd floor
                         Corning, NY 14830.

Harry P. Kamen.......... Chairman, and Chief Executive     Chairman,
                         Officer, Metropolitan Life         Chief Executive
                         Insurance Company,                 Officer and Director
                         One Madison Avenue,
                         New York, NY 10010.

Helene L. Kaplan........ Of Counsel, Skadden, Arps,       Director
                         Slate, Meagher and Flom,
                         919 Third Avenue,
                         New York, NY 10022.

Charles M. Leighton..... Retired Chairman,                Director
                         CML Group, Inc.,
                         524 Main Street,
                         Acton, MA 01720.

                                     III-4

                              PRINCIPAL OCCUPATION &      POSITIONS AND OFFICES
          NAME                   BUSINESS ADDRESS            WITH DEPOSITOR
          ----                ----------------------      ---------------------
Allen E. Murray......... Retired Chairman of the Board    Director
                         and
                         Chief Executive Officer,
                         Mobil Corporation,
                         375 Park Avenue
                         Suite 2901
                         New York, NY 10163.

Stewart G. Nagler....... Senior Executive Vice            Senior Executive
                         President and Chief               Vice President and
                         Financial Officer                 Chief Financial
                         Metropolitan Life Insurance       Officer and
                         Company,                          Director
                         One Madison Avenue
                         New York, NY 10010

John J. Phelan, Jr...... Retired Chairman and             Director
                         Chief Executive Officer,
                         New York Stock Exchange,
                         P.O. Box 312,
                         Mill Neck, NY 11765.

Hugh B. Price........... President and Chief Executive    Director
                         Officer,
                         National Urban League, Inc.,
                         12 Wall Street
                         New York, NY 10005.

Robert G. Schwartz...... Retired Chairman of the Board,   Director
                         President and Chief Executive
                         Officer,
                         Metropolitan Life Insurance
                         Company,
                         200 Park Avenue, Suite 5700,
                         New York, NY 10166.

Ruth J. Simmons, PH.D... President,                       Director
                         Smith College,
                         College Hall 20,
                         North Hampton, MA 01063.

William C. Steere, Jr... Chairman of the Board and        Director
                         Chief Executive Officer
                         Pfizer, Inc.
                         235 East 42nd Street
                         New York, NY 10017

                                     III-5

  Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

    NAME OF OFFICER                    POSITION WITH METROPOLITAN LIFE
    ---------------                    -------------------------------
Harry P. Kamen.......... Chairman and Chief Executive Officer
Robert H. Benmosche..... President and Chief Operating Officer
Gary A. Beller.......... Senior Executive Vice-President and General Counsel
Gerald Clark............ Senior Executive Vice-President and Chief Investment Officer
Stewart G. Nagler....... Senior Executive Vice-President & Chief Financial Officer
C. Robert Henrikson..... Senior Executive Vice-President
Catherine A. Rein....... Senior Executive Vice-President
William J. Toppeta...... Senior Executive Vice-President
Jeffrey J. Hodgman...... Executive Vice-President
Terence I. Lennon....... Executive Vice-President
David A. Levene......... Executive Vice-President
John D. Moynahan, Jr. .. Executive Vice-President
John H. Tweedie......... Executive Vice-President
Judy E. Weiss........... Executive Vice-President and Chief Actuary
Richard M. Blackwell.... Senior Vice-President
Alexander D. Brunini.... Senior Vice-President
Jon F. Danski........... Senior Vice-President
James B. Digney......... Senior Vice-President
William T. Friedewald,
 M.D. .................. Senior Vice-President
Ira Friedman............ Senior Vice-President
Anne E. Hayden.......... Senior Vice-President
Sibyl C. Jacobson....... Senior Vice-President
Joseph W. Jordan........ Senior Vice-President
Kernan F. King.......... Senior Vice-President
Nicholas D. Latrenta ... Senior Vice-President
Leland C. Launer, Jr. .. Senior Vice-President
Gary E. Lineberry....... Senior Vice-President
James L. Lipscomb....... Senior Vice-President
William Livesey......... Senior Vice-President
James M. Logan.......... Senior Vice-President
Eugene Marks............ Senior Vice-President
Dominick A. Prezzano.... Senior Vice-President
Joseph A. Reali......... Senior Vice-President
Vincent P. Reusing...... Senior Vice-President
Felix Schirripa......... Senior Vice-President
Robert E. Sollmann,
 Jr. ................... Senior Vice-President
Thomas L. Stapleton..... Senior Vice-President & Tax Director
James F. Stenson........ Senior Vice-President
Stanley J. Talbi........ Senior Vice-President
Richard R. Tarte........ Senior Vice-President
James A. Valentino...... Senior Vice-President
Lisa Weber.............. Senior Vice-President
William J. Wheeler...... Senior Vice-President and Treasurer
Anthony J. Williamson... Senior Vice-President
Louis J. Ragusa......... Vice-President and Secretary

---------

* The principal occupation of each officer, except the following officers during the last five years has been as an officer of MetLife or an affiliate thereof. Gary A. Beller has been an officer of MetLife since November, 1994; prior thereto, he was a Consultant and Executive Vice-President and General Counsel of the American Express Company. Robert H. Benmosche has been an officer of MetLife since September, 1995; prior thereto, he was an Executive Vice-President of Paine Webber. Terence I. Lennon has been an officer of MetLife since March, 1994; prior thereto, he was Assistant Deputy Superintendent and Chief Examiner of the New York State Department of Insurance. Richard R. Tartre has been an officer of Metropolitan Life since January 13, 1997, prior thereto he was President and CEO of Astra Management Corp. William J. Wheeler became an officer of Metropolitan Life since October 13, 1997; prior thereto he was Senior Vice-President, Investment Banking of Donaldson, Lufkin and Jenrette. Lisa Weber has been an officer of Metropolitan Life since March 16, 1998; prior thereto she was a Director of Diversity Strategy and Development and an Associate Director of Human Resources of PaineWebber. Jon F. Danski has been an officer of Metroplitan Life since March 25, 1998; prior thereto he was Senior Vice-President, Controller and General Auditor at ITT Corporation. The business address of each officer is 1 Madison Avenue, New York, New York 10010.


                                     III-6

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

  The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. No person has the direct or indirect power to control Metropolitan Life Insurance Company. As a mutual life insurance company, Metropolitan Life Insurance Company has no stockholders. Its Board of Directors is elected in accordance with New York Insurance Law by Metropolitan's policyholders, whose policies or contracts have been in force for at least one year. Each such policyholder has only one vote, irrespective of the number of policies or contracts held and the amount thereof. The following diagram indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:


                                     III-7

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1997

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1997. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   First General Insurance Company (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)
          f.   MetLife Healthcare Holdings, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  CLJFinco, Inc. (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and CLJ Finco, Inc. (10%).

                                 (i) MetLife Capital CFLI Holdings, LLC (DE)

                                       (1) MetLife Capital CFLI Leasing, LLC
                                           (DE)

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

                    (7)  MetLife Capital Funding Corp. II (Delaware)

                    (8)  MetLife Capital Funding Corp. III (Delaware)

               ii. MetLife Capital Financial Corporation (Delaware) 90% of outstanding equity interest in Metlife
                    Capital Financial Corporation held directly by Metropolitan Life Insurance Company.

               iii. MetLife Financial Acceptance Corporation (Delaware).
                    MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

               iv.  MetLife Capital International Ltd. (Delaware).

          b. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          c. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     5.   SSRM Holdings, Inc. (Delaware)

          a.   GFM International Investors Ltd. (United Kingdom).

          b.   GFM International Investors, Inc. (United Kingdom).

               i.   GFM Investments Limited (United Kingdom)

          c. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc.
                    (Massachusetts)

          d.   SSR Realty Advisors, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                         (a) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (California)
               iv.  Metric Assignor, Inc. (California)
               v.   SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Met Life Real Estate Advisors, Inc. (California)

     9.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)

               (i)  Security First Life Insurance Company of Arizona (AZ)

          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Financial Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Management Corporation (DE)
          h.   Security First Real Estate, Inc. (DE)

     10.  Natiloportem Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (72%) and by employees of Morguard (28%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

H. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).





L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q.   P.T. MetLife Sejahtera (Indonesia)

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S.   AFORE Genesis Metropolitan S.A. de C.V. (Mexico)

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   Hyatt Legal Plans, Inc. (Delaware)

V. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

W.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Associates of New York, Inc. (New York)

          b.   Cross & Brown Construction Corp. (New York)

          c.   CBNJ, Inc. (New Jersey)

          d.   Subrown Corp. (New York)

X.   MetPark Funding, Inc. (Delaware)

Y.   2154 Trading Corporation (New York)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

A.B.  MetLife Trust Company, National Association. (United States)
A.C.  PESCO Plus, L.C. (Florida). Metropolitan holds a 50% interest in
      PESCO Plus, L.C. and an unaffiliated party holds a 50% interest.
      1. Public Employees Equities Services Company (Florida)
A.D.  Benefit Services Corporation (Georgia)
A.E.  G.A. Holding Corporation (MA)
A.F.  TNE-Y, Inc. (DE)
A.G.  CRH., Inc. (MA)
A.H.  NELRECO Troy, Inc. (MA)
A.I.  TNE Funding Corporation (DE)
A.J.  L/C Development Corporation (CA)
A.K.  Boylston Capital Advisors, Inc. (MA)
      1. New England Portfolio Advisors, Inc. (MA)
A.L. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.M.  DPA Holding Corp. (MA)
A.N.  Lyon/Copley Development Corporation (CA)
A.O.  NEL Partnership Investments I, Inc. (MA)
A.P.  New England Life Mortgage Funding Corporation (MA)
A.Q.  Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital
      L.P.
A.R. Mercadian Funding L.P. ( DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.


A.S.  MetLife New England Holdings, Inc. (DE)
      1. New England Life Insurance Company (MA)
         a. New England Life Holdings, Inc. (DE)
            i. New England Securities Corporation (MA)
                1. Hereford Insurance Agency, Inc. (MA)
                2. Hereford Insurance Agency of Alabama, Inc. (AL)
                3. Hereford Insurance Agency of Minnesota, Inc. (MN)
                4. Hereford Insurance Agency of Ohio, Inc. (OH)
                5. Hereford Insurance Agency of New Mexico, Inc. (NM)
            ii.  TNE Advisers, Inc. (MA)
            iii. TNE Information Services, Inc. (MA)
         b. Exeter Reassurance Company, Ltd. (MA)
         c. Omega Reinsurance Corporation (AZ)
         d. New England Pension and Annuity Company (DE)
         e. Newbury Insurance Company, Limited (Bermuda)

      2.    New England Investment Companies, Inc. (MA)
         a. New England Investment companies, L.P. (DE) New England Investment Companies, Inc. holds a 1.7% general partnership interest in New England Investment Companies, L.P. MetLife New England Holdings, Inc. holds a 3.3% general partnership interest in New England Investment Companies, L.P.

      3.    NEIC Operating Partnership, L.P.
            New England Investment Companies, L.P. holds a 14.2% general partnership Interest and New England Investment Companies, Inc. holds a 0.00002% general Partnership Interest in NEIC operating Partnership, L.P. Metropolitan holds a 46.3% Limited Partnership Interest in NEIC Operating Partnership, L.P.
         a. NEIC Holdings, Inc. (MA)
            i.     Back Bay Advisors, Inc. (MA)

               (1) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner
                   interest and NEIC
                   Holdings, Inc. holds a 99%
                   limited partner interest
                   in Back Bay Advisors, L.P.
            ii.    R & T Asset Management, Inc. (MA)
               (1) Reich & Tang Distributors, L.P. (DE)
                   R & T Asset Management Inc.
                   holds a 1% general interest and
                   R & T Asset Management, L.P.
                   holds a 99.5% limited partner
                   interest in Reich Tang Distributors, L.P.
               (2) R & T Asset Management L.P.
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and
                   NEIC Holdings, Inc. hold a 99.5% limited
                   partner interest in       &
                   Asset Management, L.P.
               (3) Reich & Tang Services, L.P. (DE)
                   R & T Asset Management, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, L.P.
                   holds a 99% limited partner interest
                   in Reich & Tang Services, L.P.
           iii.    Loomis, Sayles & Company, Inc. (MA)
               (1) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
            iv.    Westpeak Investment Advisors, Inc. (MA)
               (1) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
            v.     VNSM, Inc. (DE)
               (1) Vaughan, Nelson Scarborough & McConnell, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McConnell, L.P.

                                a.  Breen Trust Company

            vi.    MC Management, Inc. (MA)
               (1) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC
                   Management, L.P.
            vii.   Harris Associates, Inc. (DE)
               (1) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates Securities, L.P.
               (2) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (a) Harris Partners, Inc. (DE)
                              (b) Harris Partners L.L.C. (DE)
                                  Harris Partners, Inc. holds a 1%
                                  membership interest and
                                  Harris Associates L.P. holds a 99%
                                  membership interest in Harris Partners L.L.C.
                                  (i) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                 (ii) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                (iii) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                 (iv) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (v) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
            viii.  Graystone Partners, Inc. (MA)
               (1) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

            ix.    NEF Corporation (MA)
               (1) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (2) New England Funds Management, L.P. (DE) NEF
                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
            x.     New England Investment Associates, Inc.
            xi.    Snyder Capital Management, Inc.
               (1) Snyder Capital Management, L.P. NEIC Operating
                   Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.
            xii.   Jurika & Voyles, Inc.
               (1) Jurika & Voyles, L.P NEIC Operating Partnership,
                   L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.
         b. Capital Growth Management, L.P. (DE)
            NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
         c. AEW Capital Management, Inc. (DE)
            i. AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P.
               holds a 99% limited partnership interest in AEW Securities, L.P.
         d. AEW Capital Management L.P. (DE)
            New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
      1. AEW Investment Group, Inc. (MA)
         a. Copley Public Partnership Holding, L.P. (MA)
            AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
            Holding, L.P.
         b. AEW Management and Advisors L.P. (MA)
            AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            i. BBC Investment Advisors, Inc. (MA)
               AEW Investment Group, Inc. holds 60% of the voting securities and Back Bay Advisors, L.P. holds 40% of the voting securities of BBC Investment Advisors, Inc.
      1. BBC Investment Advisors, L.P. (MA)
         BBC Investment Advisors, Inc. holds a 1% general partnership interest and AEW Management and Advisors, L.P. holds a 59.4% limited partnership interest and Back Bay Advisors, L.P. holds a 39.6% limited partnership interest in BBC Investment Advisors, L.P.
           ii. AEW Real Estate Advisors, Inc. (MA)
                1.     AEW Advisors, Inc. (MA)
                2.     Copley Properties Company, Inc. (MA)
                3.     Copley Properties Company II, Inc. (MA)
                4.     Copley Properties Company III, Inc. (MA)
                5.     Fourth Copley Corp. (MA)
                6.     Fifth Copley Corp. (MA)
                7.     Sixth Copley Corp. (MA)
                8.     Seventh Copley Corp. (MA).
                9.     Eighth Copley Corp. (MA).
               10.     First Income Corp. (MA).
               11.     Second Income Corp. (MA).
               12.     Third Income Corp. (MA).
               13.     Fourth Income Corp. (MA).
               14.     Third Singleton Corp. (MA).
               15.     Fourth Singleton Corp. (MA)
               16.     Fifth Singleton Corp. (MA)
               17.     Sixth Singleton Corp. (MA).
               18.     BCOP Associates L.P. (MA)
                       AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
           iii. CREA Western Investors I, Inc. (MA)
                1. CREA Western Investors I, L.P. (DE)
                   CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
            iv. CREA Investors Santa Fe Springs, Inc. (MA)

      2. Copley Public Partnership Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.
      3. AEW Real Estate Advisors, Limited Partnership (MA)
         AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.
      4. AEW Hotel Investment Corporation (MA)
         a. AEW Hotel Investment, Limited Partnership (MA)
            AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.
      5. Aldrich Eastman Global Investment Strategies, LLC (DE)
         AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S. A., a subsidiary of Metropolitan in which Metropolitan owns a 50% mt ST, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the voting stock of the following company: Coating
Technologies International, Inc.

NOTE:  THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE
----
       JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS

  As of March 31, 1998, there were 24,005 owners of tax-qualified Contracts and 12,640 owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

  Metropolitan Life Insurance Company ("MetLife") maintains a directors' and officers' liability policy with a maximum coverage of $100 million under which MetLife and New England Securities Corporation, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including MetLife and the Underwriter.

  MetLife has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MetLife pursuant to the foregoing provisions, or otherwise, MetLife has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MetLife of expenses incurred or paid by a director, officer or controlling person or MetLife in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MetLife will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) New England Securities Corporation also serves as principal underwriter for:

    New England Zenith Fund
    New England Variable Annuity Fund I
    New England Retirement Investment Account
    New England Variable Life Separate Account
    New England Variable Annuity Separate Account

  (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                                                                  POSITIONS AND
                                                                                  OFFICES WITH
 NAME                        POSITIONS AND OFFICES WITH PRINCIPAL UNDERWRITER      REGISTRANT
 ----                        ------------------------------------------------     -------------
 Thomas W. McConnell*        Director, President and CEO                              None
 Frederick K. Zimmermann**   Chairman of Board, Director                              None
 Bradley W. Anderson*        Vice President                                           None
 Anne M. Goggin**            Vice President, General Counsel, Secretary and           None
                             Clerk
 Mark F. Greco*              Vice President & Chief Operating Officer                 None
 Laura A. Hutner*            Vice President                                           None
 Mitchell A. Karman**        Vice President                                           None
 John Peruzzi**              Assistant Vice President and Controller                  None
 Robert F. Regan***          Vice President                                           None
 Jonathan M. Rozek*          Vice President                                           None
 Larry Thiel*                Vice President                                           None
 Andrea M. Ruesch*           Vice President                                           None
 Robert E. Schneider**       Director                                                 None
 Michael E. Toland*          Vice President, Chief Compliance Officer, Chief
                             Financial Officer, Treasurer, Assistant Secretary
                             and Assistant Clerk                                      None
 Principal Business Address: *399 Boylston Street, Boston, MA 02116
                             **501 Boylston Street, Boston, MA 02117
                             ***500 Boylston Street, Boston, MA 02117

(c)

         (1)                (2)           (3)          (4)         (5)
                            NET
       NAME OF          UNDERWRITING COMPENSATION
      PRINCIPAL         DISCOUNTS &  REDEMPTION OR  BROKERAGE     OTHER
     UNDERWRITER        COMMISSIONS  ANNUITIZATION COMMISSIONS COMPENSATION
     -----------        ------------ ------------- ----------- ------------
New England Securities
 Corp.                   5,719,756        -0-          -0-         -0-

  Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

  (a)  Registrant

  (b) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

  (c) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110

  (d) New England Securities Corporation 399 Boylston Street Boston, Massachusetts 02116

ITEM 31. MANAGEMENT SERVICES

  Not applicable

ITEM 32. UNDERTAKINGS

  Registrant hereby makes the following undertakings:

    (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

    (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

    (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

    (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

    (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

  Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan under the Contracts.

                                  SIGNATURES


          PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, THE NEW ENGLAND VARIABLE ACCOUNT, CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485(B) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND THE STATE OF NEW YORK ON THIS 30TH DAY OF APRIL, 1998.


                            THE NEW ENGLAND VARIABLE ACCOUNT


                            BY:  METROPOLITAN LIFE INSURANCE COMPANY


                            By:  /S/  GARY A. BELLER
                            _____________________________________

                            GARY A. BELLER, ESQ.
                            SENIOR EXECUTIVE VICE PRESIDENT
                            AND GENERAL COUNSEL

                                     III-8

                                   SIGNATURES


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, METROPOLITAN LIFE INSURANCE COMPANY CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485(b) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF IN THE CITY OF NEW YORK, AND THE STATE OF NEW YORK ON THIS 30TH DAY OF APRIL, 1998.


                            Metropolitan Life Insurance Company


                            By:  /S/  GARY A. BELLER
                            _____________________________________
                            GARY A. BELLER, ESQ.
                            SENIOR EXECUTIVE VICE PRESIDENT
                            AND GENERAL COUNSEL


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS, IN THE CAPACITIES INDICATED, ON THE DATES INDICATED.


         SIGNATURE                             Title                           Date
         ---------                             -----                           ----
        *                          Chairman, Chief Executive Officer
-------------------------------    and Director (Principal Executive        April 30, 1998
   HARRY P. KAMEN                  Officer)


        *                          President, Chief Operating Officer
-------------------------------    and Director                             April 30, 1998
   ROBERT H. BENMOSCHE

        *                          Senior Executive Vice-President and
-------------------------------    Chief Financial Officer (Principal       April 30, 1998
   STEWART G. NAGLER               Financial Officer) and Director

        *                          Senior Vice President and Controller
-------------------------------    (Principal Accounting Officer)           April 30, 1998
   JON F. DANSKI

        *                          Director                                 April 30, 1998
-------------------------------
   CURTIS H.BARNETTE



                                     III-9

         SIGNATURE                             Title                          Date
         ---------                             -----                          ----

        *                          Director                                April 30, 1998
-------------------------------
   GERALD CLARK

        *                          Director                                April 30, 1998
-------------------------------
   JOAN GANZ COONEY

        *                          Director                                April 30, 1998
-------------------------------
   BURTON A. DOLE, JR.

        *                          Director                                April 30, 1998
-------------------------------
   JAMES R. HOUGHTON

        *                          Director                                April 30, 1998
-------------------------------
   HELENE L. KAPLAN

        *                          Director                                April 30, 1998
-------------------------------
   CHARLES M. LEIGHTON

        *                          Director                                April 30, 1998
-------------------------------
   ALLEN E. MURRAY

        *                          Director                                April 30, 1998
-------------------------------
   JOHN J. PHELAN, JR.

        *                          Director                                April 30, 1998
-------------------------------
   HUGH B. PRICE

        *                          Director                                April 30, 1998
-------------------------------
   ROBERT G. SCHWARTZ

                                     III-10

         SIGNATURE                             Title                          Date
         ---------                             -----                          ----

        *                          Director                                April 30, 1998
-------------------------------
   RUTH J. SIMMONS

        *                          Director                                April 30, 1998
-------------------------------
   WILLIAM C. STEERE, JR.


/S/  CHRISTOPHER P. NICHOLAS                                               April 30, 1998
-------------------------------
CHRISTOPHER P. NICHOLAS, ESQ.
ATTORNEY-IN-FACT

                                     III-11

                                 Exhibit Index
                                 -------------

(1)  (i) Resolutions of the Board of Directors of New England Mutual Life            Page No.
     Insurance Company authorizing the Registrant are incorporated                   (on executed
     herein by reference to the Registration Statement on Form N-4                   copy only)
     (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting the Registrant as a separate account are incorporated herein by reference to the Registration
     Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on
     August 30, 1996.

     (ii) Forms of Selling Agreement with other broker-dealers.

(4)  (i) Form of New England Mutual Life Insurance Company Variable
     Annuity Contract, Application and Riders.

     (ii) Forms of New England Mutual Life Insurance Company Contract
     Loan Endorsement.

     (iii) Forms of New England Mutual Life Insurance Company Endorse-ments (Death of Owner, Individual Retirement Annuity and Sample of
     Benefits for Disability of Annuitant).

     (iv) Forms of Metropolitan Life Insurance Company Endorse-ments (New Contract Loan, Spousal/Beneficiary Continuation).

     (v) Form of Metropolitan Life Insurance Company Endorsement to New
     England Mutual Life Insurance Company Variable Annuity Contract
     (See (4)(i) above) is incorporated herein by reference to the Registration
     Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration
     Statement on Form N-4 (No.333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements
     (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic
     Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.


(5)  (i) For New England Mutual Life Insurance Company Application, see
     (4)(i) above.

     (ii) For Metropolitan Life Insurance Company Application, see
     (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on
     August 30, 1996.

(7)  None

(8) (i) Administrative Services Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company.

     (iii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iv) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30,1996.

(9)  Opinion and consent of Christopher P. Nicholas.

(10) (i)  Consent of Deloitte & Touche LLP
     (ii) Consent of Sutherland, Asbill & Brennan, L.L.P.

(11) None

(12) None

(13) Schedule of computations for performance.


(14) Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole, Charles M. Leighton and William C. Steere, Jr. whose powers of attorney were filed in with Post-Effective Amendment No. 5 to the Registration Statement of Separate Account UL (File No. 33-47927) on April 30, 1997 and Robert H. Benmoshe whose power of attorney was filed with the Registration Statement of Metropolitan Life Separate Account UL (File No. 333-40161) filed November 13, 1997 and Jon F. Danski whose power of attorney was filed with Pre-Effective Amendment to the Registration Statement of Metropolitan Life Separate Account UL (File No. 333-40161) filed April 2, 1998.